UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23282

PFM Multi-Manager Series Trust
(Exact name of registrant as specified in charter)

213 Market Street, Harrisburg, Pennsylvania 17101-2141
(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street

Wilmington, Delaware 19801
(Name and address of agent for service)

Copy to:

Jonathan Kopcsik, Esq.

Stradley Ronon Stevens & Young LLP

2005 Market Street, Suite 2600

Philadelphia, Pennsylvania, 19103-7018

Registrant's telephone number, including area code: (833) 736-6678

Date of fiscal year end: September 30

Date of reporting period: March 31, 2024

Item 1. Reports to Stockholders.

(a)	The Reports to Shareholders are attached hereto.

PFM MULTI-MANAGER SERIES TRUST
SEMI-ANNUAL REPORT
MARCH 31, 2024

For further information on the PFM Multi-Manager Series Trust (Trust) portfolios, call 1-833-736-6678 or visit us online at https://mmst.pfmam.com

This semi-annual report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus. The prospectus can be obtained from PFM Fund Distributors, Inc., the Trust’s Distributor. The prospectus provides more complete information including charges and expenses. Please read the prospectus carefully before investing.
The Trust will file its complete schedules of investments with the SEC for the last month of the Trust’s first or third fiscal quarters on Form N-PORT. The Trust’s Form N-PORT filings are available (i) without charge, upon request, by calling the Trust at 1-833-736-6678, (ii) on the Trust’s website at https://mmst.pfmam.com or (iii) on the SEC’s website at https://www.sec.gov.
The Trust has adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Trust has adopted to determine how to vote proxies relating to portfolio securities are contained in the Trust’s Statement of Additional Information, which is available (i) without charge, upon request, by calling the Trust at 1-833-736-6678, (ii) on the Trust’s website at https://mmst.pfmam.com or (iii) on the SEC’s website at www.sec.gov. Information regarding the Trust’s proxy voting policies and procedures, as well as information regarding how the Trust voted proxies, if any, during the most recent 12-month period ended June 30 is available without charge (1) by calling 1-833-736-6678 (toll free), or (2) on the website of the SEC at https://www.sec.gov.

Message from the Adviser (unaudited)

We are pleased to present the Semi-Annual Report for the PFM Multi-Manager Series Trust (Trust) and the Trust’s PFM Multi-Manager Domestic Equity Fund (Domestic Equity Fund), PFM Multi-Manager International Equity Fund (International Equity Fund) and PFM Multi-Manager Fixed-Income Fund (Fixed-Income Fund) (each a Fund and, collectively, the Funds), for the six months ended March 31, 2024.
The semi-annual period ending March 31, 2024 was marked by robust returns in equity and credit markets ending with the S&P 500 Index reaching its all-time high of 5,264 on March 28, 2024. The resilient labor market along with decelerating inflation contributed to increased optimism for an economic soft-landing scenario in the U.S. For the six months ending March 31, 2024, the S&P 500 Index returned 23.47% and MSCI All Country World Ex USA Index returned 14.90%. Bonds also performed well as the rate on 10-year Treasuries fell from a high of 4.99% observed in October 2023 to 4.20% at the end of March 2024. Within the fixed income markets, credit sectors performed well as spreads continued to tighten to multi-year lows with very low credit default and downgrade activity. For the six months ending March 31, 2024, Bloomberg Aggregate (core bonds), ICE BofA U.S. 5-10 Year Corporate (investment grade bonds) and ICE BofAML U.S. High Yield (high yield bonds) indices returned 5.99%, 8.11% and 8.68% respectively.
As 2023 progressed, inflation began to cool meaningfully from 2022 levels supporting an outlook for 75 basis points of rate cuts in 2024 based on the Fed’s dot-plots measure. For most of 2023, financial markets priced a much more aggressive rate cut path in 2024 than the Fed’s dot-plot outlook was suggesting. During the first quarter of 2024, core inflation measures surprised to the upside leading to an adjustment in market expectations to fewer than three rate cuts in 2024. Fed officials have reaffirmed that restoring price stability is the priority, but further confidence in inflation moving towards the 2.0% target is needed, which may delay the timing of rate cuts. This has led to an increase in uncertainty around Fed rate cut path in 2024 and beyond and has led to increased volatility across equity and fixed income markets in the second quarter. The 2/10 Yield curve remains inverted as short-term rates reflect the possibility of higher Fed funds rates for longer with slower economic growth later in this year and next year.
As the Fed hiked rates in the first half of 2023, there was an increased concern around possibility of a recession in the U.S. The U.S. economy defied these expectations and continued to show strong growth driven by strength in consumer spending and tailwinds from ongoing fiscal stimulus and government spending . For the fourth quarter of 2023, U.S. economy grew at an annualized rate of 3.4% driven by personal consumption expenditure growth of 3.3% (YoY) and government consumption and investment growth of 4.6% (YoY). For 2023, the U.S. economy grew at 2.5%. This was followed by much more subdued economic growth of 1.6% in the first quarter of 2024 with inventory drawdown and deteriorating trade balance offsetting healthy consumption activity. Labor markets continued to show impressive job gains and low levels of unemployment rates over this time, which has buoyed the economy in spite of the higher level of interest rates. The Unemployment rate currently stands at 3.8% (as of March 2024) with job openings continuing to exceed available labor supply by an estimated 2 million individuals. Wage gains have been slightly outpacing inflation, i.e., positive real wage growth has helped cushion consumer spending during this period of above trend inflation. We are closely watching the labor markets for any signs of weakness and are looking to recent inflation data for any signs of sustained resurgence that could impede economic growth.
Globally, central banks are nearing the start of rate cutting cycle in reaction to moderating inflation. Following the inflation surge in 2022, European Central Bank hiked rates to combat inflation. While inflation has moderated in the Eurozone, higher rates also led to a pullback in growth — for the fourth quarter of 2023, Eurozone growth declined at 0.1% (QoQ), leading to growth of 0.5% for the calendar year 2023. Japan, which has been dealing with deflation for the last 20 years, finally saw an increase in inflation and growth, which led its central bank to move away from negative interest rate regime. Japan reported 0.4% (QoQ) growth for the fourth quarter of 2023, leading to growth of 1.9% for the calendar year 2023. On the other hand, China experienced signs of deflation in recent months as growth stalled, impacted by stressed property values and a sharp slowdown in domestic consumption. China’s economy grew at 1.2% (QoQ) and 1.6% (QoQ) during last quarter of 2023 and first quarter of 2024 respectively.
Over this semi-annual period, geopolitical risks continued to remain elevated. The war between Russia and Ukraine continued and a new war in the Middle East began with the kidnapping of Israelis by Hamas in October of 2023. The conflict between Israel and Hamas has expanded to include Iran and its proxy military forces, thereby leading to concerns of a broader Middle East conflict with implications for trade, inflation, economic growth and geopolitical instability. Numerous national elections across major economies in 2024 also are expected to add to the uncertain global political landscape later this year.
Looking ahead, we believe that domestic macro-economic conditions and capital market conditions remain generally supportive of moderate economic growth and avoidance of near-term recession in the U.S. Globally, weakness in China’s recovery is expected to weigh on growth, particularly in several interdependent emerging market economies with significant trade relations. Europe’s economic recovery has been much slower and more mixed than the U.S., but
PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2024   1

labor market strength and moderating inflation offer some hopeful signs for Eurozone growth. At this time we are closely monitoring the following capital market risks: (a) inflation that could prove to be stickier and more stubborn than the Fed’s base case outlook (b) geopolitical tensions and upcoming elections that could lead to unexpected political outcomes at regional or global level, (c) rising fiscal deficit in the U.S. with possible impacts on longer term rates and post WWII record levels of Federal government debt, (d) any pockets of idiosyncratic risk within financial markets as a result of commercial real estate stress and other highly leveraged sectors of the economy negatively impacted by higher level of interest rates and finally (e) China’s economic slowdown and geopolitical tensions with the U.S. that could have implications for global manufacturing supply chains and trade. Our base case remains as one of continued moderate economic growth with inflation continuing to abate gradually over time. The path to the Fed’s 2.0% inflation target has proven bumpier and slower than had been anticipated by many in 2023. This bumpy pattern may play out longer which could lead inflation settling at a higher rate than the levels seen during pre-COVID time period.
Respectfully,
PFM Asset Management LLC
April 30, 2024
2   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2024

Management Discussion of Fund Performance (unaudited)

PFM Multi-Manager Domestic Equity Fund Review
The Domestic Equity Fund uses a multi-manager approach, allocating assets to one or more sub-advisers who act independently and in keeping with their distinct investment styles. The Fund may also allocate assets to third-party mutual funds and ETFs. Assets are primarily invested in U.S. equities. The Fund utilized the following sub-advisers as of March 31, 2024: Aristotle Atlantic Partners, LLC, Jacobs Levy Equity Management, Inc. and Vaughan Nelson Investment Management, L.P. The Fund also held a position in the Vanguard Total Stock Market ETF.
For the six months ending March 31, 2024, the Domestic Equity Fund returned 22.80%, underperforming the Russell 3000 Index return of 23.30% for the same period. The underperformance was largely due to Vaughan Nelson Investment Management, L.P. and Jacobs Levy Equity Management, Inc. underperforming their respective benchmarks. The Fund’s slight overweight to small caps also had a negative impact on performance. Aristotle Atlantic Partners, LLC outperformed their respective benchmark during this time.
	Fund Assets Managed As of 3/31/24
Investment Sub-Adviser	(%)	($ Million)	Investment Strategy
Aristotle Atlantic Partners, LLC.	7.6	84.0	Active U.S. All-Cap
Jacobs Levy Equity Management, Inc.	5.0	55.1	Active U.S. Small-Cap
Vaughan Nelson Investment Management, L.P.	10.8	119.6	Active U.S. All-Cap

Note: Fund assets % column does not add up to 100% due to assets invested in ETFs and/or mutual funds, Fund level cash and rounding differences.
Sector Diversification	%
Communication Services	8.2
Consumer Discretionary	10.8
Consumer Staples	5.2
Energy	3.9
Financials	14.1
Health Care	12.1
Industrials	10.4
Information Technology	27.3
Materials	2.8
Real Estate	2.7
Utilities	1.9
Cash Equivalents and Other	0.7

Note: Percentages above are inclusive of any underlying exposures within ETFs and/or mutual funds and may differ from percentages reflected in the Schedule of Investments. Due to rounding, the Diversification % column may not add up to 100%.

PFM Multi-Manager International Equity Fund Review
The International Equity Fund uses a multi-manager approach, allocating assets to one or more sub-advisers who act independently and in keeping with their distinct investment styles. The Fund may also allocate assets to third-party mutual funds and ETFs. Assets are primarily invested in non-U.S. equities. The Fund utilized the following sub-advisers as of March 31, 2024: Acadian Asset Management LLC, Aristotle Capital Management, LLC, Kayne Anderson Rudnick Investment Management LLC, Ninety One North America, Inc., Schroder Investment Management North America, Inc. and WCM Investment Management LLC. The Fund also held positions in the iShares Core MSCI Total International ETF and iShares MSCI Emerging Markets ex China ETF.
For the six months ending March 31, 2024, the International Equity Fund returned 16.21%, outperforming the MSCI All Country World ex-U.S. Index return of 14.90% for the same period. Active managers Acadian Asset Management LLC, WCM Investment Management LLC, and Ninety One North America, Inc. contributed the most toward outperformance during this period while the allocation to Aristotle Capital Management, LLC detracted. Schroders Investment Management North America, Inc. and Kayne Anderson Rudnick Investment Management, LLC also had negative impacts on overall performance despite outperforming their respective benchmarks during this period.
PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2024   3

	Fund Assets Managed As of 3/31/24
Investment Sub-Adviser	(%)	($ Million)	Investment Strategy
Acadian Asset Management LLC.	6.4	53.3	Active International Developed Markets
Aristotle Capital Management, LLC	12.2	102.0	Active International Developed Markets
Kayne Anderson Rudnick Investment Management, LLC.	5.0	41.9	Active International Small-Cap
Ninety One North America, Inc.	16.1	134.6	Active Total International Markets
Schroders Investment Management North America Inc.	4.9	40.6	Active Emerging Markets
WCM Investment Management LLC.	10.5	87.6	Active Total International Markets

Note: Fund assets % column does not add up to 100% due to assets invested in ETFs and/or mutual funds, Fund level cash and rounding differences.
Region Diversification	%
Europe & Middle East ex-UK	35.2
UK	10.7
Pacific ex-Japan	6.3
Japan	12.6
North America	6.8
EM Europe, Middle East & Africa	3.0
EM Asia	18.9
EM Latin America	3.8
Cash Equivalents and Other	2.6

Note: Percentages above are inclusive of any underlying exposures within ETFs and/or mutual funds and may differ from percentages reflected in the Schedule of Investments. Due to rounding, the Diversification % column may not add up to 100%.
Sector Diversification	%
Communication Services	4.4
Consumer Discretionary	13.1
Consumer Staples	5.8
Energy	4.7
Financials	18.9
Health Care	8.9
Industrials	16.4
Information Technology	16.4
Materials	6.1
Real Estate	1.7
Utilities	1.7
Cash Equivalents and Other	1.9

PFM Multi-Manager Fixed-Income Fund Review
The Fixed Income Fund uses a multi-manager approach, allocating assets to one or more sub-advisers who act independently and in keeping with their distinct investment styles. The Fund may also allocate assets to third-party mutual funds and ETFs. Assets are primarily invested in fixed-income securities, derivatives and other instruments that have similar economic characteristics. The Fund allocated assets to the following separate account sub-advisers as of March 31, 2024: Brown Brothers Harriman & Co., PineBridge Investments LLC, PGIM, Inc., and Teachers Advisors, LLC. The Fund also held positions in the BrandywineGlobal High Yield Fund, iShares 10-20 Year Treasury ETF, iShares Core U.S. Aggregate Bond ETF and Mainstay Mackay High Yield Corporate Fund.
For the six months ending March 31, 2024, the Fixed Income Fund returned 6.41%, outperforming the Bloomberg U.S. Aggregate Index return of 5.99% for the same period. The outperformance was mainly due to the active selection in PGIM, Inc. and Teachers Advisors, LLC. Additionally, an overweight to corporate credit through PineBridge Investments LLC and the high yield mutual funds added to relative returns.
	Fund Assets Managed As of 3/31/24
Investment Sub-Adviser	(%)	($ Million)	Investment Strategy
Brown Brothers Harriman & Co.	7.2	90.5	Active Securitized Assets
PineBridge Investments LLC	5.0	63.7	Active Investment Grade Credit
PGIM, Inc.	32.2	407.4	Active Investment Grade Core
Teachers Advisors, LLC	32.2	406.8	Active Investment Grade Core

Note: Fund assets % column does not add up to 100% due to assets invested in ETFs and/or mutual funds, Fund level cash and rounding differences.
4   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2024

Credit Quality Diversification	%
AAA/Aaa	15.1
AA/Aa	43.4
A	14.3
BBB/Baa	15.7
BB/Ba	4.1
B	2.6
Below B	0.4
Cash/Not Rated	4.3

Note: Percentages above represent the middle rating assigned in the instance of multiple ratings from different rating agencies or lowest when two ratings available. Due to rounding, the Diversification % column may not add up to 100%.
Sector Diversification	%
U.S. Government & Related	22.2
Municipal/Local Authority	1.8
Asset-Backed Securities	8.9
Agency Mortgage-Backed Securities or Collateralized Mortgage Obligations	20.2
Non-Agency Residential Mortgage-Backed Securities	1.8
Commercial Mortgage-Backed Securities	7.2
Investment Grade Corporate	25.8
High Yield Corporate	6.2
Collateralized Loan Obligations	3.1
Emerging Market Debt	1.3
Cash Equivalents and Other	1.6

Note: Percentages above are inclusive of any underlying exposures within ETFs and/or mutual funds and may differ from percentages reflected in the Schedule of Investments. Due to rounding, the Diversification % column may not add up to 100%.

PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2024   5

Schedule of Investments (unaudited)
March 31, 2024
PFM MULTI-MANAGER DOMESTIC EQUITY FUND

Investments	Shares	Value
COMMON STOCKS – 23.1%
COMMUNICATION SERVICES – 1.9%
Alphabet, Inc. – Class A(b)	68,814	$10,386,096
Eventbrite, Inc. – Class A(b)	5,700	31,236
Integral Ad Science Holding Corp.(b)	5,582	55,653
John Wiley & Sons, Inc. – Class A	9,436	359,795
Madison Square Garden Sports Corp.(b)	2,040	376,421
Meta Platforms, Inc. – Class A	5,870	2,850,355
Netflix, Inc.(b)	1,564	949,864
PubMatic, Inc. – Class A(b)	1,000	23,720
Scholastic Corp.	11,614	437,964
Walt Disney Co.	42,000	5,139,119
Yelp, Inc.(b)	15,959	628,785
ZipRecruiter, Inc. – Class A(b)	8,546	98,194
Total Communication Services		21,337,202
CONSUMER DISCRETIONARY – 2.7%
Aaron’s Co., Inc.	2,730	20,475
Advance Auto Parts, Inc.	10,109	860,175
Amazon.com, Inc.(b)	59,101	10,660,637
American Axle & Manufacturing Holdings, Inc.(b)	56,241	413,934
American Public Education, Inc.(b)	3,906	55,465
Cavco Industries, Inc.(b)	1,698	677,604
Chegg, Inc.(b)	25,976	196,638
Dana, Inc.	30,239	384,035
Designer Brands, Inc. – Class A	4,050	44,267
Expedia Group, Inc.(b)	6,166	849,367
Foot Locker, Inc.	19,367	551,960
General Motors Co.	22,705	1,029,672
GoPro, Inc. – Class A(b)	20,812	46,411
Green Brick Partners, Inc.(b)	2,599	156,538
Home Depot, Inc. (The)	4,748	1,821,333
iRobot Corp.(b)	19,553	171,284
Marriott International, Inc. – Class A	5,506	1,389,219
Meritage Homes Corp.	5,896	1,034,512
Movado Group, Inc.	5,696	159,089
O’Reilly Automotive, Inc.(b)	5,571	6,288,989
Phinia, Inc.	20,830	800,497
PlayAGS, Inc.(b)	9,119	81,889
Sleep Number Corp.(b)	15,994	256,384
Sonic Automotive, Inc. – Class A	8,675	493,955
Sonos, Inc.(b)	39,234	747,800
Stride, Inc.(b)	1,023	64,500
Investments	Shares	Value
COMMON STOCKS – (continued)
CONSUMER DISCRETIONARY – (continued)
Superior Group of Cos., Inc.	1,165	$19,246
Tri Pointe Homes, Inc.(b)	21,872	845,572
Universal Electronics, Inc.(b)	1,484	14,855
Worthington Enterprises, Inc.	5,767	358,880
Total Consumer Discretionary		30,495,182
CONSUMER STAPLES – 0.9%
Andersons, Inc. (The)	10,029	575,364
Calavo Growers, Inc.	8,548	237,720
Costco Wholesale Corp.	2,987	2,188,366
Darling Ingredients, Inc.(b)	29,884	1,389,905
Estee Lauder Cos., Inc. (The) – Class A	28,844	4,446,302
Fresh Del Monte Produce, Inc.	1,322	34,253
Medifast, Inc.	4,885	187,193
SpartanNash Co.	12,297	248,522
USANA Health Sciences, Inc.(b)	4,002	194,097
Vector Group Ltd.	43,682	478,755
WK Kellogg Co.	4,880	91,744
Total Consumer Staples		10,072,221
ENERGY – 0.9%
Antero Resources Corp.(b)	26,556	770,124
California Resources Corp.	782	43,088
CONSOL Energy, Inc.	1,630	136,529
CVR Energy, Inc.	11,275	402,067
Halliburton Co.	31,741	1,251,230
Helix Energy Solutions Group, Inc.(b)	11,052	119,804
Hess Corp.	16,100	2,457,503
Kosmos Energy Ltd.(b)	415,230	2,474,770
Magnolia Oil & Gas Corp. − Class A	19,844	514,952
Oil States International, Inc.(b)	25,755	158,651
Par Pacific Holdings, Inc.(b)	14,581	540,372
REX American Resources Corp.(b)	4,912	288,384
World Kinect Corp.	13,438	355,435
Total Energy		9,512,909
FINANCIALS – 3.7%
Ameriprise Financial, Inc.	3,979	1,744,553
AMERISAFE, Inc.	1,601	80,322
Bank of America Corp.	41,161	1,560,825
BankUnited, Inc.	19,692	551,376
Berkshire Hathaway, Inc. – Class B(b)	10,665	4,484,846
Berkshire Hills Bancorp, Inc.	15,621	358,033
Bread Financial Holdings, Inc.	10,445	388,972

See Notes to Financial Statements.
6   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2024

Schedule of Investments (unaudited)
March 31, 2024
PFM MULTI-MANAGER DOMESTIC EQUITY FUND (continued)

Investments	Shares	Value
COMMON STOCKS – (continued)
FINANCIALS – (continued)
Brightsphere Investment Group, Inc.	8,909	$203,482
Chubb Ltd.	5,977	1,548,820
Customers Bancorp, Inc.(b)	7,963	422,517
Donnelley Financial Solutions, Inc.(b)	8,949	554,927
Employers Holdings, Inc.	9,503	431,341
Enova International, Inc.(b)	3,771	236,932
EZCORP, Inc. – Class A(b)	52,016	589,341
FB Financial Corp.	4,383	165,064
First BanCorp/Puerto Rico	25,087	440,026
Green Dot Corp. – Class A(b)	20,439	190,696
Hanmi Financial Corp.	3,588	57,121
Hilltop Holdings, Inc.	13,559	424,668
Horace Mann Educators Corp.	7,718	285,489
Intercontinental Exchange, Inc.	45,516	6,255,264
Jackson Financial, Inc. – Class A	10,619	702,341
JPMorgan Chase & Co.	39,178	7,847,353
Kinsale Capital Group, Inc.	7,810	4,098,219
LendingTree, Inc.(b)	6,203	262,635
Lincoln National Corp.	17,190	548,877
Mercury General Corp.	9,180	473,688
Moelis & Co. – Class A	2,130	120,920
Mr Cooper Group, Inc.(b)	9,986	778,409
Northfield Bancorp, Inc.	8,557	83,174
OFG Bancorp	2,687	98,908
Payoneer Global, Inc.(b)	71,114	345,614
Perella Weinberg Partners	10,682	150,937
PRA Group, Inc.(b)	15,242	397,511
Primis Financial Corp.	591	7,192
ProAssurance Corp.	19,412	249,638
PROG Holdings, Inc.	5,056	174,129
Safety Insurance Group, Inc.	2,974	244,433
Southside Bancshares, Inc.	2,588	75,647
Stewart Information Services Corp.	4,070	264,794
StoneX Group, Inc.(b)	6,561	460,976
Tompkins Financial Corp.	459	23,083
Trustmark Corp.	7,981	224,346
United Fire Group, Inc.	4,864	105,889
Visa, Inc. – Class A	6,235	1,740,064
Total Financials		40,453,392
HEALTH CARE – 2.7%
Abbott Laboratories	9,515	1,081,475
Adaptive Biotechnologies Corp.(b)	90,980	292,046
Addus HomeCare Corp.(b)	4,060	419,560
Investments	Shares	Value
COMMON STOCKS – (continued)
HEALTH CARE – (continued)
Alector, Inc.(b)	22,953	$138,177
American Well Corp. – Class A(b)	25,133	20,375
Amphastar Pharmaceuticals, Inc.(b)	12,157	533,814
Atea Pharmaceuticals, Inc.(b)	2,900	11,716
Becton Dickinson & Co.	4,561	1,128,619
Bio-Techne Corp.	15,370	1,081,894
Catalyst Pharmaceuticals, Inc.(b)	29,227	465,878
Cigna Group/The	4,489	1,630,360
Corcept Therapeutics, Inc.(b)	24,723	622,772
Danaher Corp.	19,250	4,807,110
Dexcom, Inc.(b)	29,710	4,120,777
Eli Lilly & Co.	826	642,595
Embecta Corp.	22,813	302,729
Enanta Pharmaceuticals, Inc.(b)	918	16,028
FibroGen, Inc.(b)	10,015	23,535
Guardant Health, Inc.(b)	24,744	510,469
Harmony Biosciences Holdings, Inc.(b)	7,291	244,832
HealthStream, Inc.	11,463	305,604
Ironwood Pharmaceuticals, Inc.(b)	45,320	394,737
iTeos Therapeutics, Inc.(b)	1,794	24,470
Personalis, Inc.(b)	9,100	13,559
Phibro Animal Health Corp. – Class A	9,405	121,607
Poseida Therapeutics, Inc.(b)	5,200	16,588
PTC Therapeutics, Inc.(b)	6,462	187,980
REGENXBIO, Inc.(b)	5,796	122,122
Rigel Pharmaceuticals, Inc.(b)	34,403	50,916
Sarepta Therapeutics, Inc.(b)	497	64,342
Semler Scientific, Inc.(b)	1,906	55,674
Sight Sciences, Inc.(b)	4,775	25,212
Surmodics, Inc.(b)	5,656	165,947
Sutro Biopharma, Inc.(b)	17,000	96,050
Tandem Diabetes Care, Inc.(b)	16,419	581,397
Teleflex, Inc.	4,079	922,547
Thermo Fisher Scientific, Inc.	2,237	1,300,167
Vanda Pharmaceuticals, Inc.(b)	28,387	116,671
Veradigm, Inc.(b)	16,244	125,079
Vertex Pharmaceuticals, Inc.(b)	2,724	1,138,659
Vir Biotechnology, Inc.(b)	5,850	59,261
Xencor, Inc.(b)	1,000	22,130
Zimvie, Inc.(b)	1,907	31,446
Zoetis, Inc.	33,200	5,617,772
Total Health Care		29,654,698

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2024   7

Schedule of Investments (unaudited)
March 31, 2024
PFM MULTI-MANAGER DOMESTIC EQUITY FUND (continued)

Investments	Shares	Value
COMMON STOCKS – (continued)
INDUSTRIALS – 2.6%
Alamo Group, Inc.	1,706	$389,531
AMETEK, Inc.	11,139	2,037,323
Apogee Enterprises, Inc.	13,349	790,261
ArcBest Corp.	6,015	857,138
Argan, Inc.	2,736	138,277
Astec Industries, Inc.	6,392	279,394
Barnes Group, Inc.	11,013	409,133
Boise Cascade Co.	6,612	1,014,082
Chart Industries, Inc.(b)	5,692	937,586
CSG Systems International, Inc.	5,538	285,429
DNOW, Inc.(b)	11,138	169,298
Enviri Corp.(b)	8,728	79,861
GMS, Inc.(b)	8,517	829,045
Heartland Express, Inc.	9,953	118,839
Heidrick & Struggles International, Inc.	13,859	466,494
Honeywell International, Inc.	5,501	1,129,080
Hub Group, Inc. – Class A	1,818	78,574
Hyster-Yale Materials Handling, Inc.	1,333	85,539
Insteel Industries, Inc.	5,032	192,323
Interface, Inc.	21,259	357,576
Kelly Services, Inc. – Class A	8,795	220,227
Korn Ferry	9,980	656,285
Lyft, Inc. – Class A(b)	22,812	441,412
NEXTracker, Inc. – Class A(b)	1,309	73,657
Norfolk Southern Corp.	6,570	1,674,496
Powell Industries, Inc.	3,651	519,537
Proto Labs, Inc.(b)	8,047	287,680
Resources Connection, Inc.	16,494	217,061
REV Group, Inc.	3,320	73,339
RXO, Inc.(b)	27,662	604,968
Saia, Inc.(b)	10,920	6,388,200
Shyft Group, Inc.	9,643	119,766
SkyWest, Inc.(b)	5,660	390,993
Spirit AeroSystems Holdings, Inc. – Class A(b)	16,724	603,235
Titan International, Inc.(b)	12,196	151,962
Trane Technologies PLC	5,357	1,608,171
Trinity Industries, Inc.	6,716	187,041
TrueBlue, Inc.(b)	17,714	221,779
Union Pacific Corp.	15,840	3,895,531
Vestis Corp.	5,227	100,724
Viad Corp.(b)	5,167	204,045
Total Industrials		29,284,892

Investments	Shares	Value
COMMON STOCKS – (continued)
INFORMATION TECHNOLOGY – 6.1%
8x8, Inc.(b)	12,600	$34,020
A10 Networks, Inc.	37,183	509,035
Accenture PLC – Class A	15,436	5,350,273
Adeia, Inc.	25,722	280,884
ADTRAN Holdings, Inc.	34,478	187,560
Alpha & Omega Semiconductor Ltd.(b)	5,631	124,107
Apple, Inc.	21,579	3,700,367
Applied Materials, Inc.	7,662	1,580,134
Box, Inc. – Class A(b)	29,072	823,319
Broadcom, Inc.	2,096	2,778,059
CommScope Holding Co., Inc.(b)	17,373	22,759
Digital Turbine, Inc.(b)	39,533	103,576
DigitalOcean Holdings, Inc.(b)	1,404	53,605
Domo, Inc. – Class B(b)	9,949	88,745
DoubleVerify Holdings, Inc.(b)	22,787	801,191
Dropbox, Inc. – Class A(b)	16,725	406,418
DXC Technology Co.(b)	36,852	781,631
DZS, Inc.(b)	2,372	3,131
eGain Corp.(b)	980	6,321
Expensify, Inc. – Class A(b)	20,941	38,531
FARO Technologies, Inc.(b)	218	4,689
MaxLinear, Inc.(b)	24,238	452,523
MeridianLink, Inc.(b)	918	17,167
Microsoft Corp.	33,844	14,238,849
Monolithic Power Systems, Inc.	8,075	5,470,168
NVIDIA Corp.	13,424	12,129,390
ON Semiconductor Corp.(b)	51,700	3,802,535
ON24, Inc.	4,432	31,644
Oracle Corp.	9,100	1,143,051
PC Connection, Inc.	1,479	97,510
Rimini Street, Inc.(b)	4,498	14,663
Salesforce, Inc.	12,745	3,838,539
ScanSource, Inc.(b)	19,414	854,993
ServiceNow, Inc.(b)	2,127	1,621,625
SMART Global Holdings, Inc.(b)	21,449	564,538
Snowflake, Inc. – Class A(b)	22,315	3,606,104
Squarespace, Inc. – Class A(b)	4,123	150,242
Synopsys, Inc.(b)	1,762	1,006,983
Viavi Solutions, Inc.(b)	3,775	34,315
Weave Communications, Inc.(b)	2,001	22,971
Xperi, Inc.(b)	27,351	329,853
Total Information Technology		67,106,018

See Notes to Financial Statements.
8   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2024

Schedule of Investments (unaudited)
March 31, 2024
PFM MULTI-MANAGER DOMESTIC EQUITY FUND (concluded)

Investments	Shares	Value
COMMON STOCKS – (continued)
MATERIALS – 0.8%
Alpha Metallurgical Resources, Inc.	677	$224,202
Avery Dennison Corp.	6,989	1,560,294
Clearwater Paper Corp.(b)	745	32,579
Louisiana-Pacific Corp.	1,768	148,353
Mercer International, Inc.	14,322	142,504
Olympic Steel, Inc.	2,466	174,790
Sherwin-Williams Co. (The)	14,245	4,947,716
SunCoke Energy, Inc.	17,402	196,121
Sylvamo Corp.	8,134	502,193
Warrior Met Coal, Inc.	12,560	762,392
Total Materials		8,691,144
REAL ESTATE – 0.6%
Acadia Realty Trust	24,565	417,851
Alexandria Real Estate Equities, Inc.	5,414	697,919
Armada Hoffler Properties, Inc.	7,556	78,582
Chatham Lodging Trust	30,053	303,836
Community Healthcare Trust, Inc.	1,264	33,559
Compass, Inc. – Class A(b)	11,321	40,756
Douglas Elliman, Inc.	13,688	21,627
Easterly Government Properties, Inc.	28,800	331,488
Forestar Group, Inc.(b)	7,578	304,560
Prologis, Inc.	29,104	3,789,922
Redfin Corp.(b)	12,043	80,086
Sunstone Hotel Investors, Inc.	15,601	173,795
Xenia Hotels & Resorts, Inc.	29,715	446,022
Total Real Estate		6,720,003
UTILITIES – 0.2%
American Water Works Co., Inc.	5,482	669,955
Investments	Shares	Value
COMMON STOCKS – (continued)
UTILITIES – (continued)
Chesapeake Utilities Corp.	4,753	$509,997
Montauk Renewables, Inc.(b)	11,090	46,134
NextEra Energy, Inc.	17,028	1,088,260
Northwest Natural Holding Co.	8,861	329,806
Total Utilities		2,644,152
TOTAL COMMON STOCKS (Cost $210,957,642)		255,971,813
EXCHANGE-TRADED FUNDS – 76.2%
Vanguard Total Stock Market ETF(a)	3,257,291	846,569,931
TOTAL EXCHANGE-TRADED FUNDS (Cost $634,733,982)		846,569,931
SHORT-TERM INVESTMENTS – 0.7%
BlackRock Liquidity FedFund – Institutional Class, 5.20%(c)	7,794,589	7,794,589
TOTAL SHORT-TERM INVESTMENTS (Cost $7,794,589)		7,794,589
TOTAL INVESTMENTS – 100.0% (Cost $853,474,024)		1,110,336,333
OTHER ASSETS AND LIABILITIES, NET – 0.0%(d)		(143,498)
NET ASSETS – 100.0%		$1,110,192,835

(a)
Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)
Non-income producing security.

(c)
The rate shown is the annualized seven-day yield at March 31, 2024.

(d)
Represents less than 0.05% of net assets.

ETF
Exchange-Traded Fund

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2024 (see Note 2 to the Financial Statements):
PFM Multi-Manager Domestic Equity Fund
	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks*	$255,971,813	$—	$—	$255,971,813
Exchange-Traded Funds	846,569,931	—	—	846,569,931
Money Market Fund	7,794,589	—	—	7,794,589
Total Investments	$1,110,336,333	$—	$—	$1,110,336,333

*
See Schedule of Investments for additional detailed categorization.

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2024   9

Schedule of Investments (unaudited)
March 31, 2024
PFM Multi-Manager International Equity Fund

Investments	Shares	Value
COMMON STOCKS – 53.0%
AUSTRALIA – 1.9%
Ampol Ltd.	12,215	$316,894
ANZ Group Holdings Ltd.	28,491	545,882
Aristocrat Leisure Ltd.	105,652	2,960,788
Aspen Group Ltd.	12,481	13,750
Atlassian Corp. – Class A(a)	15,944	3,110,833
Base Resources Ltd.	163,136	12,219
BlueScope Steel Ltd.	46,164	718,325
Brambles Ltd.	133,735	1,410,110
Clarity Pharmaceuticals Ltd.(a)	5,844	10,474
Clarity Pharmaceuticals Ltd.(a)	752	98
Cochlear Ltd.	2,982	655,938
Codan Ltd.	10,628	75,287
DGL Group Ltd.(a)	20,623	9,003
GR Engineering Services Ltd.	29,714	44,150
Horizon Oil Ltd.	215,936	25,350
JB Hi-Fi Ltd.	32,699	1,369,214
Lycopodium Ltd.	4,011	30,583
Macmahon Holdings Ltd.	136,065	19,967
Mount Gibson Iron Ltd.(a)	70,521	19,768
New Hope Corp. Ltd.	5,086	15,413
Northern Star Resources Ltd.	5,085	48,536
Nufarm Ltd.	4,508	16,204
oOh!media Ltd.	1,479,858	1,717,770
Santos Ltd.	276,769	1,397,908
Sierra Rutile Holdings Ltd.(a)	10,352	810
Wagners Holding Co., Ltd.(a)	9,659	6,141
Whitehaven Coal Ltd.	51,275	237,240
Total Australia		14,788,655
AUSTRIA – 0.5%
ANDRITZ AG	7,437	463,768
Erste Group Bank AG	51,184	2,279,185
Fabasoft AG	473	10,154
Palfinger AG	231	5,741
Raiffeisen Bank International AG	9,646	192,642
RHI Magnesita NV	2,785	123,775
Zumtobel Group AG	1,953	12,145
Total Austria		3,087,410
BELGIUM – 0.0%(b)
Colruyt Group N.V	366	16,880
BERMUDA – 0.3%
Arch Capital Group Ltd.(a)	26,320	2,433,021
BRAZIL – 0.9%
B3 SA – Brasil Bolsa Balcao	518,228	1,239,928
Banco BTG Pactual SA	34,202	249,113
Investments	Shares	Value
COMMON STOCKS – (continued)
BRAZIL – (continued)
Centrais Eletricas Brasileiras SA	15,847	$131,663
Embraer SA(a)	21,141	140,620
Energisa SA	13,400	128,245
Equatorial Energia SA	28,634	186,691
Localiza Rent a Car SA	20,545	225,219
Lojas Renner SA	60,015	202,587
NU Holdings Ltd. – Class A(a)	192,151	2,292,361
Petroleo Brasileiro SA – ADR	31,425	477,974
PRIO SA	27,970	270,922
Raia Drogasil SA	40,070	219,549
Rede D’Or Sao Luiz SA(c)	21,548	108,612
Vale SA – ADR	35,426	431,843
XP, Inc. – Class A	8,913	228,708
YDUQS Participacoes SA	438,277	1,583,439
Total Brazil		8,117,474
BRITAIN – 7.7%
3i Group PLC	66,617	2,359,833
4imprint Group PLC	180	14,424
AJ Bell PLC	250,019	953,786
Ashtead Group PLC	68,475	4,867,272
AstraZeneca PLC	40,662	5,474,769
Auto Trader Group PLC(c)	196,494	1,735,173
BAE Systems PLC	180,880	3,080,928
Barclays PLC	1,048,941	2,437,482
Barclays PLC – ADR	24,231	228,983
BP PLC – ADR	10,742	404,759
BP PLC	492,909	3,097,107
Centrica PLC	247,926	399,253
Cerillion PLC	963	18,778
Coca-Cola Europacific Partners PLC	41,200	2,881,940
Compass Group PLC	55,170	1,616,869
Costain Group PLC	35,140	33,229
dotdigital group PLC	46,816	50,802
FDM Group Holdings PLC	230,777	999,557
Ferguson PLC	12,570	2,751,304
Forterra PLC(c)	195,911	425,807
Gamma Communications PLC	1,182	20,408
GSK PLC – ADR	12,574	539,047
GSK PLC	103,700	2,227,157
Haleon PLC	632,200	2,653,168
Howden Joinery Group PLC	116,703	1,334,497
Ibstock PLC(c)	227,758	433,371
IntegraFin Holdings PLC	290,694	1,018,943

See Notes to Financial Statements.
10   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2024

Schedule of Investments (unaudited)
March 31, 2024
PFM Multi-Manager International Equity Fund (continued)

Investments	Shares	Value
COMMON STOCKS – (continued)
BRITAIN – (continued)
Intermediate Capital Group PLC	67,451	$1,752,814
Kier Group PLC(a)	21,387	35,565
London Stock Exchange Group PLC	14,713	1,762,302
Mortgage Advice Bureau Holdings Ltd.	82,719	952,716
Odfjell Technology Ltd.	9,968	59,614
Record PLC	7,638	6,157
Rentokil Initial PLC	346,300	2,066,612
Rightmove PLC	271,522	1,881,805
Rio Tinto PLC	36,659	2,326,216
Rio Tinto PLC – ADR	1,773	113,011
Rolls-Royce Holdings PLC(a)	472,042	2,538,555
Sage Group PLC (The)	41,201	657,996
Schroders PLC	7,245	34,516
Shell PLC	5,757	191,009
Unilever PLC	37,400	1,877,077
Victorian Plumbing Group PLC	378,252	378,593
Whitbread PLC	2,134	89,388
Total Britain		58,782,592
CANADA – 2.5%
ADENTRA, Inc.	1,180	35,725
Brookfield Corp.	97,600	4,083,990
CAE, Inc.(a)	54,305	1,121,340
Cameco Corp.	77,000	3,333,417
Canadian Natural Resources Ltd.	23,190	1,769,018
Canadian Pacific Kansas City Ltd.	51,280	4,521,357
Canfor Pulp Products, Inc.(a)	2,421	3,021
Cascades, Inc.	4,000	29,205
CES Energy Solutions Corp.	10,400	36,163
Coveo Solutions, Inc.(a)	2,100	15,937
Lucara Diamond Corp.(a)	48,000	11,162
Lucero Energy Corp.(a)	45,000	21,594
Magna International, Inc.	37,900	2,064,627
Martinrea International, Inc.	16,079	144,344
Melcor Developments Ltd.	2,000	16,965
Mullen Group Ltd.	14,266	152,923
Parkland Corp.(a)	4,300	136,947
Pason Systems, Inc.	60,636	700,120
Softchoice Corp.	2,200	29,040
Thomson Reuters Corp.	11,740	1,827,022
Transat AT, Inc.(a)	8,800	24,882
Waste Connections, Inc.	11,870	2,041,759
Total Canada		22,120,558

Investments	Shares	Value
COMMON STOCKS – (continued)
CHILE – 0.0%(b)
Antofagasta PLC	6,757	$174,431
Banco de Chile	958,247	106,606
Banco Santander Chile – ADR	5,169	102,501
Sociedad Quimica y Minera de Chile SA – ADR	1,899	93,355
Total Chile		476,893
CHINA – 2.0%
Alibaba Group Holding Ltd.	143,416	1,294,303
Anhui Gujing Distillery Co., Ltd. – Class B	17,800	250,539
Beijing Roborock Technology Co., Ltd. – Class A	31,493	1,490,274
China Construction Bank Corp. – Class H	492,000	296,978
China Pacific Insurance Group Co., Ltd. – Class H	111,400	195,297
China Petroleum & Chemical Corp. – Class H	514,000	291,823
Flat Glass Group Co., Ltd. – Class H	97,000	235,739
Fuyao Glass Industry Group Co., Ltd. – Class H(c)	80,400	404,894
H World Group Ltd. – ADR	14,695	568,697
Haier Smart Home Co., Ltd. – Class H	206,800	644,028
Haitian International Holdings Ltd.	511,314	1,486,681
Innovent Biologics, Inc.(a)(c)	65,500	316,109
Kinetic Development Group Ltd.	329,182	33,227
Kweichow Moutai Co., Ltd. – Class A	16	3,773
Kweichow Moutai Co., Ltd. – Class A	7,837	1,847,930
Lenovo Group Ltd.	288,000	333,843
Modern Land China Co., Ltd.(a)	430,000	1,154
Natural Food International Holding Ltd.(a)	174,681	11,169
NetEase, Inc.	143,900	2,990,510
New Hope Service Holdings Ltd.	71,000	14,052
PICC Property & Casualty Co., Ltd. – Class H	274,000	361,296
Ping An Insurance Group Co. of China Ltd. – Class H	410,000	1,744,171
Shenzhou International Group Holdings Ltd.	42,800	406,009
Tencent Holdings Ltd.	57,000	2,224,407

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2024   11

Schedule of Investments (unaudited)
March 31, 2024
PFM Multi-Manager International Equity Fund (continued)

Investments	Shares	Value
COMMON STOCKS – (continued)
CHINA – (continued)
Trip.com Group Ltd. – ADR(a)	15,197	$666,996
Tsingtao Brewery Co., Ltd. – Class H	44,000	302,910
Yangzijiang Shipbuilding Holdings Ltd.	172,100	243,495
Total China		18,660,304
DENMARK – 2.1%
AP Moller – Maersk A/S – Class B	266	345,855
Carlsberg AS – Class B	14,767	2,023,272
Columbus AS	10,488	12,198
Demant A/S(a)	6,167	307,453
North Media A/S	743	6,919
Novo Nordisk A/S	105,557	13,521,420
Pandora A/S	4,531	731,866
ROCKWOOL A/S – Class B	1,233	406,947
Total Denmark		17,355,930
FINLAND – 0.0%(b)
Wartsila OYJ Abp	17,049	258,988
FRANCE – 4.8%
AKWEL SADIR	736	11,688
Alten SA	11,195	1,631,826
Amundi SA(c)	26,600	1,825,023
AXA SA	74,891	2,812,069
CBo Territoria	4,714	18,868
Cie de Saint-Gobain SA	26,695	2,070,092
Cie Generale des Etablissements Michelin SCA	71,600	2,745,157
Dassault Aviation SA	2,936	646,173
Elis SA	5,844	132,711
Eurazeo SE	5,725	501,507
Gaztransport Et Technigaz SA	8,634	1,291,411
Hermes International SCA	381	976,749
HEXAOM SA(a)	756	17,291
Kaufman & Broad SA	1,203	35,035
L’Oreal SA	4,090	1,939,738
LVMH Moet Hennessy Louis Vuitton SE	10,342	9,353,720
NRJ Group	1,377	11,677
Publicis Groupe SA	1,644	179,162
Rexel SA	22,896	617,881
Safran SA	28,600	6,476,212
Schneider Electric SE	7,860	1,777,405
Sopra Steria Group SACA	1,464	354,203
Investments	Shares	Value
COMMON STOCKS – (continued)
FRANCE – (continued)
TotalEnergies SE	39,600	$2,722,904
Vicat SACA	495	19,519
Total France		38,168,021
GERMANY – 2.9%
Brockhaus Technologies AG(a)(c)	1,341	31,541
Continental AG	1,031	74,417
Daimler Truck Holding AG	298	15,096
Deutsche Bank AG	21,371	336,149
Deutsche Boerse AG	2,369	484,723
Deutz AG	18,139	115,177
Heidelberg Materials AG	6,044	664,822
HOCHTIEF AG	3,102	360,440
Hypoport SE(a)	1,627	413,826
Infineon Technologies AG	46,496	1,580,669
KION Group AG	33,952	1,786,901
Knorr-Bremse AG	281	21,253
Krones AG	336	44,481
KSB SE & Co. KGaA	26	18,927
Leifheit AG	365	5,827
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	9,300	4,537,783
Nemetschek SE	34,323	3,396,399
Rheinmetall AG	3,436	1,931,013
SAP SE	22,712	4,421,885
Siemens AG	11,444	2,184,725
Symrise AG	17,000	2,035,064
Traton SE	743	26,727
Total Germany		24,487,845
GREECE – 0.0%(b)
Eurobank Ergasias Services and Holdings SA(a)	97,748	187,923
National Bank of Greece SA(a)	27,527	215,512
Piraeus Financial Holdings SA(a)	32,287	134,936
Total Greece		538,371
GUERNSEY – 0.0%(b)
Zimplats Holdings Ltd.	607	6,727
HONG KONG – 0.6%
AIA Group Ltd.	517,900	3,475,622
APT Satellite Holdings Ltd.	94,000	26,188
Bank of East Asia Ltd. (The)	86,000	102,459
BOC Hong Kong Holdings Ltd.	60,000	160,777
Chen Hsong Holdings	41,042	7,073

See Notes to Financial Statements.
12   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2024

Schedule of Investments (unaudited)
March 31, 2024
PFM Multi-Manager International Equity Fund (continued)

Investments	Shares	Value
COMMON STOCKS – (continued)
HONG KONG – (continued)
China Resources Beer Holdings Co., Ltd.	100,000	$463,965
China Resources Land Ltd.	47,000	148,962
Jardine Matheson Holdings Ltd.	3,000	111,867
Kerry Logistics Network Ltd.	173,038	188,374
Luk Fook Holdings International Ltd.	22,000	60,332
Orient Overseas International Ltd.	5,500	65,612
PC Partner Group Ltd.	16,000	5,950
Pico Far East Holdings Ltd.	264,607	56,117
Singamas Container Holdings Ltd.	276,253	19,783
SITC International Holdings Co., Ltd.	101,043	184,619
Stella International Holdings Ltd.	52,500	83,713
Techtronic Industries Co., Ltd.	30,500	413,508
VTech Holdings Ltd.	3,200	19,407
Total Hong Kong		5,594,328
HUNGARY – 0.0%(b)
OTP Bank Nyrt	4,395	202,275
Richter Gedeon Nyrt	1,893	48,021
Total Hungary		250,296
INDIA – 0.7%
Axis Bank Ltd. – GDR	13,545	850,354
GAIL India Ltd. – GDR	15,189	197,834
HDFC Bank Ltd. – ADR	7,094	397,051
Hindalco Industries Ltd. – GDR(c)	37,304	250,586
ICICI Bank Ltd. – ADR	112,021	2,958,475
Infosys Ltd. – ADR	51,437	922,265
Larsen & Toubro Ltd. – GDR	4,363	196,899
Mahindra & Mahindra Ltd. – GDR	20,303	467,722
MakeMyTrip Ltd.(a)	5,587	396,956
Reliance Industries Ltd. – GDR(c)	5,419	386,167
Reliance Industries Ltd. – GDR(c)	4,920	351,191
Total India		7,375,500
INDONESIA – 0.1%
Bank Central Asia Tbk PT	549,600	349,271
Bank Mandiri Persero Tbk PT	380,100	174,013
Bank Rakyat Indonesia Persero Tbk PT	947,869	362,293
Investments	Shares	Value
COMMON STOCKS – (continued)
INDONESIA – (continued)
Bumitama Agri Ltd.	37,500	$19,028
Sarana Menara Nusantara Tbk PT	17,166,762	930,993
Total Indonesia		1,835,598
IRELAND – 2.4%
Accenture PLC – Class A	19,260	6,675,710
CRH PLC	7,264	626,593
CRH PLC	3,327	287,025
Experian PLC	117,162	5,114,822
ICON PLC(a)	12,440	4,179,218
James Hardie Industries PLC(a)	21,244	853,043
PDD Holdings, Inc. – ADR(a)	1,631	189,604
Ryanair Holdings PLC – ADR	14,832	2,159,391
Total Ireland		20,085,406
ISRAEL – 0.4%
Check Point Software Technologies Ltd.(a)	4,985	817,590
CyberArk Software Ltd.(a)	471	125,112
Monday.com Ltd.(a)	6,577	1,485,547
Nice Ltd. – ADR(a)	54	14,073
Wix.com Ltd.(a)	3,559	489,291
Zvi Sarfati & Sons Investments & Constructions 1992 Ltd.	1,630	14,640
Total Israel		2,946,253
ITALY – 1.6%
B&C Speakers SpA	555	10,535
Danieli & C Officine Meccaniche SpA	851	22,442
Ferrari NV	14,833	6,465,063
FinecoBank Banca Fineco SpA	87,329	1,307,742
Gruppo MutuiOnline SpA	35,321	1,426,944
Leonardo SpA	38,369	963,910
Orsero SpA	5,184	80,089
Piquadro SpA	1,638	3,357
Powersoft SpA	1,000	17,046
UniCredit SpA	52,427	1,989,535
Total Italy		12,286,663
JAPAN – 5.8%
77 Bank Ltd. (The)	2,800	74,604
Advantest Corp.	47,400	2,118,266
Ajis Co., Ltd.	1,000	16,677
Allied Telesis Holdings KK	15,200	11,054
Alps Logistics Co., Ltd.	1,200	22,199

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2024   13

Schedule of Investments (unaudited)
March 31, 2024
PFM Multi-Manager International Equity Fund (continued)

Investments	Shares	Value
COMMON STOCKS – (continued)
JAPAN – (continued)
Avant Group Corp.	2,000	$17,041
Brother Industries Ltd.	3,300	61,324
Capcom Co., Ltd.	9,600	179,979
Chiba Bank Ltd. (The)	408,300	3,398,919
Chilled & Frozen Logistics Holdings Co., Ltd.	1,200	24,449
Comture Corp.	1,700	22,143
Concordia Financial Group Ltd.	4,000	20,107
Creek & River Co., Ltd.	2,000	26,037
CTS Co., Ltd.	4,600	23,992
Daihatsu Diesel Manufacturing Co., Ltd.	12,100	117,953
Dai-Ichi Cutter Kogyo KK	2,800	29,780
Dai-ichi Life Holdings, Inc.	9,500	242,406
Daikin Industries Ltd.	15,500	2,120,244
Densan System Holdings Co., Ltd.	1,400	24,794
Disco Corp.	500	183,702
Elecom Co., Ltd.	5,500	56,401
ENEOS Holdings, Inc.	13,300	64,026
FANUC Corp.	57,700	1,613,806
Fast Retailing Co., Ltd.	500	154,947
Freee KK(a)	36,900	850,325
Fujii Sangyo Corp.	600	10,730
Fujimori Kogyo Co., Ltd.	300	8,475
Fujitsu Ltd.	21,000	336,263
Gecoss Corp.	3,400	25,794
Hanwa Co., Ltd.	1,700	66,366
Higashi Twenty One Co., Ltd.	1,700	14,685
Hokuhoku Financial Group, Inc.	5,300	67,095
Honda Motor Co., Ltd.	4,400	54,419
ID Holdings Corp.	3,400	34,023
Idemitsu Kosan Co., Ltd.	29,300	200,796
JAC Recruitment Co., Ltd.	7,200	37,576
Japan Exchange Group, Inc.	500	13,541
Japan Post Bank Co., Ltd.	32,000	344,352
Japan Post Holdings Co., Ltd.	49,000	493,240
Japan Post Insurance Co., Ltd.	9,000	171,915
Juroku Financial Group, Inc.	1,900	58,966
Justsystems Corp.	1,100	19,248
Kanamoto Co., Ltd.	900	16,101
KAWADA TECHNOLOGIES, Inc.	2,700	58,333
KDDI Corp.	73,200	2,164,375
Keyence Corp.	11,500	5,347,492
Investments	Shares	Value
COMMON STOCKS – (continued)
JAPAN – (continued)
Kimura Unity Co., Ltd.	1,700	$19,067
Koike Sanso Kogyo Co., Ltd.	500	20,737
Kokuyo Co., Ltd.	3,900	63,681
Konami Group Corp.	3,200	217,842
Kubota Corp.	95,500	1,520,701
Kuriyama Holdings Corp.	900	7,982
Kyokuto Securities Co., Ltd.	3,400	35,777
Lawson, Inc.	1,200	82,011
Makiya Co., Ltd.	1,100	8,088
MarkLines Co., Ltd.	65,100	1,457,421
Maruzen Showa Unyu Co., Ltd.	900	27,515
Matsui Construction Co., Ltd.	4,300	25,636
MCJ Co., Ltd.	3,600	31,902
Medikit Co., Ltd.	800	15,881
Megachips Corp.(a)	1,300	33,181
MEITEC Group Holdings, Inc.	66,300	1,282,672
Mercari, Inc.(a)	53,300	678,985
Mitani Sangyo Co., Ltd.	6,600	17,531
Mitsubishi Corp.	69,341	1,601,481
Mitsuuroko Group Holdings Co., Ltd.	700	6,528
MS&AD Insurance Group Holdings, Inc.	17,100	302,568
NEC Corp.	10,700	778,543
Nicca Chemical Co., Ltd.	6,300	38,947
NIDEC Corp.	22,900	945,271
Nihon Trim Co., Ltd.	2,500	62,055
Nippon Shinyaku Co., Ltd.	7,000	207,681
Nishi-Nippon Financial Holdings, Inc.	4,100	51,301
Nissan Motor Co., Ltd.	77,700	308,140
Nissin Corp.	1,100	20,766
NS Tool Co., Ltd.	1,900	12,292
Obic Co., Ltd.	300	45,213
Optim Corp.(a)	3,700	25,323
Oracle Corp. Japan	500	37,578
Osaki Electric Co., Ltd.	3,700	16,594
Otsuka Corp.	11,200	237,581
Otsuka Holdings Co., Ltd.	43,500	1,804,048
Pan Pacific International Holdings Corp.	139,400	3,706,055
PR Times Corp.(a)	1,400	18,956
Recruit Holdings Co., Ltd.	76,800	3,383,199
Ricoh Co., Ltd.	39,100	348,166
Ryohin Keikaku Co., Ltd.	800	13,088
Sakata INX Corp.	1,400	14,588

See Notes to Financial Statements.
14   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2024

Schedule of Investments (unaudited)
March 31, 2024
PFM Multi-Manager International Equity Fund (continued)

Investments	Shares	Value
COMMON STOCKS – (continued)
JAPAN – (continued)
Santen Pharmaceutical Co., Ltd.	4,000	$39,375
SCREEN Holdings Co., Ltd.	4,800	624,451
Seed Co., Ltd.	2,400	10,153
Sekisui Kasei Co., Ltd.	5,400	17,865
Shofu, Inc.	700	13,414
SMS Co., Ltd.	900	15,438
Sompo Holdings, Inc.	13,800	289,287
Sony Group Corp.	66,700	5,716,360
Subaru Corp.	7,800	177,528
Sugimoto & Co., Ltd.	800	11,940
Sun*, Inc.(a)	2,100	13,365
Suzuken Co., Ltd.	10,300	313,823
Taiko Bank Ltd.	1,500	14,958
Techno Medica Co., Ltd.	400	4,599
TechnoPro Holdings, Inc.	95,600	1,910,451
TIS, Inc.	2,000	42,812
Toho Holdings Co., Ltd.	2,600	61,748
Tokio Marine Holdings, Inc.	11,200	351,778
Tokyo Electron Ltd.	1,500	393,374
Tokyo Seimitsu Co., Ltd.	5,500	428,352
TOPPAN Holdings, Inc.	7,700	192,955
Topy Industries Ltd.	2,200	39,209
Toshiba TEC Corp.	1,100	21,894
Toyo Kanetsu KK	400	11,759
Trend Micro, Inc.	5,700	289,920
Trinity Industrial Corp.	1,500	11,722
Tsubakimoto Kogyo Co., Ltd.	2,100	31,046
TYK Corp.	3,500	11,053
Universal Engeisha KK	600	13,125
USS Co., Ltd.	6,000	49,594
Wacom Co., Ltd.	9,500	40,709
Warabeya Nichiyo Holdings Co., Ltd.	2,800	50,746
WDI Corp.	600	14,095
Yokowo Co., Ltd.	1,000	10,182
Yushin Precision Equipment Co., Ltd.	5,900	26,697
Zero Co., Ltd.	600	6,397
Total Japan		51,823,706
JORDAN – 0.0%(b)
Hikma Pharmaceuticals PLC	1,073	25,956
LITHUANIA – 0.2%
Baltic Classifieds Group PLC	702,697	1,998,869

Investments	Shares	Value
COMMON STOCKS – (continued)
LUXEMBOURG – 0.0%(b)
Tenaris SA – ADR	7,371	$289,459
Tenaris SA	3,761	74,314
Total Luxembourg		363,773
MACAO – 0.3%
MGM China Holdings Ltd.(a)	1,283,600	2,147,518
MALAYSIA – 0.2%
Frencken Group Ltd.	10,700	13,242
Heineken Malaysia Bhd	332,202	1,629,766
Total Malaysia		1,643,008
MEXICO – 0.9%
Corp. Moctezuma SAB de CV	377,625	1,689,312
Fibra Uno Administracion SAB de CV	743,911	1,240,411
Fomento Economico Mexicano SAB de CV – ADR	3,933	512,352
Grupo Financiero Banorte SAB de CV	25,007	265,737
Grupo Mexico SAB de CV – Class B	443,935	2,624,971
Wal-Mart de Mexico SAB de CV	56,489	228,341
Total Mexico		6,561,124
NETHERLANDS – 3.3%
Adyen NV(a)(c)	2,761	4,676,925
Akzo Nobel NV	24,300	1,812,457
ASM International NV	4,690	2,857,183
ASML Holding NV	3,271	3,174,407
ASML Holding NV	5,800	5,568,499
BE Semiconductor Industries NV	8,538	1,303,598
Heineken NV	23,200	2,235,457
Koninklijke BAM Groep NV	46,493	175,971
Stellantis NV	49,247	1,399,718
Wolters Kluwer NV	7,073	1,107,696
Total Netherlands		24,311,911
NEW ZEALAND – 0.0%(b)
Rakon Ltd.	19,302	13,605
Scales Corp. Ltd.	3,335	6,676
SKY Network Television Ltd.	23,673	40,025
Total New Zealand		60,306
NORWAY – 0.4%
Bouvet ASA	272,732	1,550,372
Cambi ASA	4,755	6,952

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2024   15

Schedule of Investments (unaudited)
March 31, 2024
PFM Multi-Manager International Equity Fund (continued)

Investments	Shares	Value
COMMON STOCKS – (continued)
NORWAY – (continued)
DNB Bank ASA	9,876	$196,050
Reach Subsea ASA	30,914	17,135
Salmar ASA	22,308	1,474,722
Sparebanken More	2,257	18,965
Wilh Wilhelmsen Holding ASA – Class B	459	14,318
Wilson ASA	2,111	12,250
Total Norway		3,290,764
PERU – 0.4%
Credicorp Ltd.	18,932	3,207,649
POLAND – 0.3%
Allegro.eu SA(a)(c)	134,492	1,114,563
Bank Polska Kasa Opieki SA	5,862	266,532
Grupa Pracuj SA	93,037	1,569,950
ORLEN SA	6,413	104,417
Powszechna Kasa Oszczednosci Bank Polski SA	10,853	161,074
Powszechny Zaklad Ubezpieczen SA	17,703	216,502
Total Poland		3,433,038
PORTUGAL – 0.0%(b)
Ibersol SGPS SA	3,139	22,893
SAUDI ARABIA – 0.1%
Saudi National Bank (The)	41,938	456,632
SINGAPORE – 0.6%
BRC Asia Ltd.	16,400	22,952
DBS Group Holdings Ltd.	101,000	2,701,466
Delfi Ltd.	35,400	23,598
Genting Singapore Ltd.	114,300	74,799
Golden Agri-Resources Ltd.	302,100	60,675
Haw Par Corp. Ltd.	220,100	1,578,032
HRnetgroup Ltd.	101,100	54,285
iFAST Corp. Ltd.	3,400	16,787
Japfa Ltd.	77,000	15,123
Oversea-Chinese Banking Corp. Ltd.	22,200	222,081
Raffles Medical Group Ltd.	16,900	13,009
Sembcorp Industries Ltd.	71,700	286,836
Singapore Airlines Ltd.	79,500	377,255
Singapore Exchange Ltd.	5,300	36,198
Total Singapore		5,483,096
SOUTH AFRICA – 0.0%(b)
Absa Group Ltd.	22,820	177,990
Aspen Pharmacare Holdings Ltd.	19,656	227,654
Investments	Shares	Value
COMMON STOCKS – (continued)
SOUTH AFRICA – (continued)
AVI Ltd.	22,004	$106,130
Bid Corp. Ltd.	3,838	93,449
Capitec Bank Holdings Ltd.	1,562	172,840
Foschini Group Ltd. (The)	16,628	87,374
Gold Fields Ltd.	14,200	225,817
Shoprite Holdings Ltd.	9,985	130,418
Total South Africa		1,221,672
SOUTH KOREA – 2.1%
Hyundai Motor Co.	663	116,772
KB Financial Group, Inc.	7,992	415,731
Kia Corp.	37,713	3,137,836
Korea Electric Power Corp.(a)	74,457	1,223,918
NICE Information Service Co., Ltd.	22,884	173,742
S-1 Corp.	18,682	848,121
Samsung Electro-Mechanics Co., Ltd.	1,556	173,314
Samsung Electronics Co., Ltd. – GDR	2,554	3,795,462
Samsung Electronics Co., Ltd.	101,475	6,075,798
Samsung Fire & Marine Insurance Co., Ltd.	899	205,744
Samsung SDI Co., Ltd.	966	342,752
SK Hynix, Inc.	7,055	937,589
Total South Korea		17,446,779
SPAIN – 0.6%
ACS Actividades de Construccion y Servicios SA	1,204	50,379
Banco Bilbao Vizcaya Argentaria SA	40,036	476,952
CaixaBank SA	126,081	611,231
Industria de Diseno Textil SA	60,426	3,042,871
Naturhouse Health SAU	579	1,024
Repsol SA	23,401	390,580
Total Spain		4,573,037
SWEDEN – 1.0%
Assa Abloy AB – Class B	71,600	2,053,831
BTS Group AB – Class B	16,749	512,463
Evolution AB(c)	18,270	2,268,542
Nordic Paper Holding AB	5,860	29,070
Nordnet AB publ	45,442	832,933
Rvrc Holding AB	9,325	59,546
Skandinaviska Enskilda Banken AB – Class A	29,720	401,977
SkiStar AB	79,838	1,202,569
Spotify Technology SA(a)	2,516	663,972

See Notes to Financial Statements.
16   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2024

Schedule of Investments (unaudited)
March 31, 2024
PFM Multi-Manager International Equity Fund (continued)

Investments	Shares	Value
COMMON STOCKS – (continued)
SWEDEN – (continued)
Volvo AB – Class B	29,842	$808,211
Zinzino AB – Class B	3,183	22,660
Total Sweden		8,855,774
SWITZERLAND – 2.1%
ABB Ltd.	24,290	1,127,364
Alcon, Inc.	33,400	2,765,169
APG SGA SA	86	21,073
BKW AG	2,262	347,084
Coca-Cola HBC AG	12,437	393,005
dormakaba Holding AG	52	27,347
DSM-Firmenich AG	16,900	1,920,358
Holcim AG	10,343	941,302
Klingelnberg AG	360	6,646
Kuehne + Nagel International AG	31	8,627
Logitech International SA	8,620	771,377
Lonza Group AG	3,407	2,039,909
Novartis AG	3,634	351,932
Roche Holding AG	18,180	4,640,933
Sandoz Group AG(a)	1,394	42,050
Schindler Holding AG	1,709	430,289
Swatch Group AG (The)	1,098	254,783
UBS Group AG	75,762	2,328,454
Total Switzerland		18,417,702
TAIWAN – 1.5%
Accton Technology Corp.	22,000	315,245
ASE Technology Holding Co., Ltd.	99,000	480,681
Cathay Financial Holding Co., Ltd.	175,037	264,051
Chailease Holding Co., Ltd.	31,580	169,234
CTBC Financial Holding Co., Ltd.	391,000	396,208
Delta Electronics, Inc.	32,000	342,850
E Ink Holdings, Inc.	11,000	78,133
Hon Hai Precision Industry Co., Ltd.	144,000	699,715
Kerry TJ Logistics Co., Ltd.	415,000	503,139
Lumax International Corp. Ltd.	118,900	375,583
MediaTek, Inc.	24,000	871,854
Nien Made Enterprise Co., Ltd.	29,000	321,960
Taiwan Semiconductor Manufacturing Co., Ltd.	141,000	3,397,244
Investments	Shares	Value
COMMON STOCKS – (continued)
TAIWAN – (continued)
Taiwan Semiconductor Manufacturing Co., Ltd. – ADR	35,341	$4,808,144
Unimicron Technology Corp.	42,000	249,731
Uni-President Enterprises Corp.	80,000	191,044
United Microelectronics Corp.	231,000	375,009
Total Taiwan		13,839,825
THAILAND – 0.0%(b)
Kerry Express Thailand PCL(a)	86,848	12,026
UNITED ARAB EMIRATES – 0.3%
Aldar Properties PJSC	1,392,733	2,093,437
Emaar Properties PJSC	118,770	263,523
Total United Arab Emirates		2,356,960
UNITED STATES – 1.2%
Aon PLC – Class A	8,210	2,739,841
Coupang, Inc.(a)	95,470	1,698,411
EPAM Systems, Inc.(a)	4,320	1,193,011
Freshworks, Inc. – Class A(a)	75,337	1,371,887
Linde PLC	4,030	1,871,209
STERIS PLC	8,800	1,978,416
Viemed Healthcare, Inc.(a)	3,200	30,176
Total United States		10,882,951
URUGUAY – 0.3%
Globant SA(a)	859	173,432
MercadoLibre, Inc.(a)	1,768	2,673,146
Total Uruguay		2,846,578
VIRGIN ISLANDS (BRITISH) – 0.0%(b)
SF Real Estate Investment Trust	41,675	12,782
TOTAL COMMON STOCKS (Cost $383,247,703)		444,970,042
EXCHANGE TRADED FUNDS – 45.8%
Amundi MSCI India II UCITS ETF(a)	160,042	5,001,214
iShares Core MSCI EAFE ETF	521	38,669
iShares Core MSCI Total International Stock ETF(d)	4,908,390	333,083,346
iShares MSCI Emerging Markets ex China ETF	719,267	41,408,201
iShares MSCI India ETF	92,536	4,773,932
TOTAL EXCHANGE TRADED FUNDS (Cost $353,481,693)		384,305,362

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2024   17

Schedule of Investments (unaudited)
March 31, 2024
PFM Multi-Manager International Equity Fund (concluded)

Investments	Shares	Value
PREFERRED STOCKS – 0.1%
BRAZIL – 0.1%
Itau Unibanco Holding SA	95,625	$662,681
GERMANY – 0.0%(b)
FUCHS SE	464	22,978
TOTAL PREFERRED STOCKS (Cost $524,271)		685,659
SHORT-TERM INVESTMENTS – 1.0%
BlackRock Liquidity FedFund – Institutional Class, 5.20%(e)	8,568,222	8,568,222
TOTAL SHORT-TERM INVESTMENTS (Cost $8,568,222)		8,568,222
TOTAL INVESTMENTS – 99.9% (Cost $745,821,889)		838,529,285
OTHER ASSETS AND LIABILITIES, NET – 0.1%		727,560
NET ASSETS – 100.0%		$839,256,845

(a)
Non-income producing security.

(b)
Represents less than 0.05% of net assets.

(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors or in a public offering registered under the Securities Act of 1933. As of March 31, 2024, the value of these securities total $14,328,504 or 1.7% of the Fund’s net assets.

(d)
Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(e)
The rate shown is the annualized seven-day yield at March 31, 2024.

ADR
American Depositary Receipt

ASA
Advanced Subscription Agreement

GDR
Global Depositary Receipt

ETF
Exchange-Traded Fund

Forward currency contracts open at March 31, 2024:
Settlement Date	Currency Purchased	Currency Sold	Counterparty	Value / Unrealized Appreciation (Depreciation)
04/03/2024	CHF695,677	USD771,783	State Street Bank & Trust Co.	$115
				$115
The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2024 (see Note 2 to the Financial Statements):
PFM Multi-Manager International Equity Fund
	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$105,384,703	$339,585,339	$—	$444,970,042
Exchange-Traded Funds	379,304,148	5,001,214	—	384,305,362
Preferred Stocks	662,681	22,978	—	685,659
Money Market Fund	8,568,222	—	—	8,568,222
Total Investments*	$493,919,754	$344,609,531	$—	$838,529,285
Other Financial Instruments**:
Forward Currency Contracts	$—	$115	$—	$115
Total Other Financial Instruments	$—	$115	$—	$115

*
See Schedule of Investments for additional detailed categorizations.

**
The fair value of the Fund’s investment represents the net unrealized appreciation (depreciation) as of March 31, 2024.

See Notes to Financial Statements.
18   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2024

Schedule of Investments (unaudited)
March 31, 2024
PFM Multi-Manager Fixed-Income Fund

Investments	Principal Amount	Value
CORPORATE BONDS – 24.7%
BASIC MATERIALS – 0.5%
Air Products and Chemicals, Inc., 4.80%, 03/03/2033	$1,000,000	$994,620
Alcoa Nederland Holding BV, 7.13%, 03/15/2031(a)	345,000	351,436
BHP Billiton Finance USA Ltd., 5.25%, 09/08/2033	980,000	991,120
CF Industries, Inc., 5.38%, 03/15/2044	153,000	143,921
Dow Chemical Co., 5.60%, 02/15/2054	89,000	88,649
Eastman Chemical Co., 5.75%, 03/08/2033	99,000	100,679
Ecolab, Inc.
5.25%, 01/15/2028	92,000	93,737
2.70%, 12/15/2051	147,000	95,050
FMG Resources August 2006 Pty Ltd., 6.13%, 04/15/2032(a)	500,000	494,364
Georgia-Pacific LLC, 0.95%, 05/15/2026(a)	485,000	444,495
LYB International Finance III LLC, 5.50%, 03/01/2034	1,000,000	1,001,848
Newmont Corp., 2.25%, 10/01/2030	775,000	659,491
Newmont Corp. / Newcrest Finance Pty Ltd., 5.30%, 03/15/2026(a)	57,000	57,140
NOVA Chemicals Corp., 4.88%, 06/01/2024(a)	200,000	199,132
Nucor Corp., 4.30%, 05/23/2027	104,000	101,923
RPM International, Inc., 2.95%, 01/15/2032	49,000	41,472
South32 Treasury Ltd., 4.35%, 04/14/2032(a)	160,000	144,364
Westlake Corp., 3.38%, 08/15/2061	167,000	106,131
Total Basic Materials		6,109,572
COMMUNICATIONS – 0.7%
Amazon.com, Inc.
3.30%, 04/13/2027	121,000	116,382
4.65%, 12/01/2029	79,000	79,438
3.60%, 04/13/2032	45,000	41,909
4.10%, 04/13/2062	204,000	171,814
AT&T, Inc.
5.40%, 02/15/2034	1,081,000	1,095,179
4.50%, 05/15/2035	151,000	141,040
4.90%, 08/15/2037	134,000	127,146
Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
COMMUNICATIONS – (continued)
4.75%, 05/15/2046	$342,000	$306,278
3.50%, 09/15/2053	630,000	444,479
3.65%, 09/15/2059	28,000	19,494
3.85%, 06/01/2060	52,000	37,608
Charter Communications Operating LLC / Charter Communications Operating Capital
6.38%, 10/23/2035	550,000	543,553
3.50%, 06/01/2041	79,000	53,047
3.50%, 03/01/2042	430,000	286,911
5.38%, 05/01/2047	400,000	322,306
4.80%, 03/01/2050	398,000	294,604
3.85%, 04/01/2061	51,000	30,260
Cisco Systems, Inc.
4.85%, 02/26/2029	161,000	162,188
5.30%, 02/26/2054	34,000	34,901
Comcast Corp.
4.15%, 10/15/2028	120,000	117,121
3.40%, 04/01/2030	64,000	59,186
4.25%, 10/15/2030	90,000	86,944
4.60%, 10/15/2038	87,000	81,184
4.00%, 03/01/2048	252,000	204,520
5.50%, 05/15/2064	259,000	259,330
Corning, Inc., 5.45%, 11/15/2079	167,000	158,132
Cox Communications, Inc.
5.45%, 09/15/2028(a)	89,000	90,092
2.60%, 06/15/2031(a)	625,000	518,752
CSC Holdings LLC, 5.50%, 04/15/2027(a)	250,000	223,678
Discovery Communications LLC, 5.30%, 05/15/2049	97,000	81,490
Expedia Group, Inc., 2.95%, 03/15/2031	73,000	63,705
Paramount Global
4.85%, 07/01/2042	108,000	79,113
5.85%, 09/01/2043	37,000	29,979
4.60%, 01/15/2045	44,000	30,311
Rogers Communications, Inc., 5.00%, 02/15/2029	160,000	158,888
Telefonica Emisiones SA, 4.90%, 03/06/2048	150,000	131,895
Time Warner Cable LLC, 6.55%, 05/01/2037	4,000	3,781
T-Mobile USA, Inc.
3.88%, 04/15/2030	150,000	140,517

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2024   19

Schedule of Investments (unaudited)
March 31, 2024
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
COMMUNICATIONS – (continued)
4.38%, 04/15/2040	$475,000	$423,056
3.00%, 02/15/2041	875,000	644,479
5.65%, 01/15/2053	52,000	53,099
3.60%, 11/15/2060	86,000	60,301
Verizon Communications, Inc.
1.50%, 09/18/2030	1,000,000	816,337
1.68%, 10/30/2030	25,000	20,368
2.55%, 03/21/2031	477,000	407,511
5.05%, 05/09/2033	121,000	120,955
3.40%, 03/22/2041	99,000	77,379
2.85%, 09/03/2041	114,000	82,066
3.88%, 03/01/2052	99,000	77,817
3.00%, 11/20/2060	184,000	114,740
Vodafone Group PLC
4.38%, 02/19/2043	62,000	53,567
4.25%, 09/17/2050	45,000	36,324
5.75%, 02/10/2063	74,000	74,807
Total Communications		9,889,961
CONSUMER, CYCLICAL – 1.0%
1011778 BC ULC / New Red Finance, Inc., 3.88%, 01/15/2028(a)	125,000	117,477
Alimentation Couche-Tard, Inc., 5.27%, 02/12/2034(a)	350,000	349,086
AutoZone, Inc., 6.25%, 11/01/2028	39,000	40,899
Caesars Entertainment, Inc., 7.00%, 02/15/2030(a)	150,000	153,973
Costco Wholesale Corp., 1.60%, 04/20/2030	85,000	71,560
Cummins, Inc.
4.90%, 02/20/2029	41,000	41,223
5.45%, 02/20/2054	1,034,000	1,057,122
Daimler Truck Finance North America LLC, 5.13%, 01/19/2028(a)	159,000	159,201
Dana, Inc., 5.38%, 11/15/2027	75,000	73,368
Delta Air Lines 2020-1 Class A Pass Through Trust, 2.50%, 06/10/2028	1,093,990	984,209
Delta Air Lines 2020-1 Class AA Pass Through Trust, 2.00%, 06/10/2028	395,361	357,389
Falabella SA, 4.38%, 01/27/2025(a)	400,000	393,219
Ford Motor Co., 4.75%, 01/15/2043	685,000	568,809
Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
CONSUMER, CYCLICAL – (continued)
Ford Motor Credit Co. LLC
4.13%, 08/04/2025	$200,000	$195,463
6.80%, 11/07/2028	200,000	208,755
Gap, Inc.
3.63%, 10/01/2029(a)	50,000	43,798
3.88%, 10/01/2031(a)	125,000	105,738
General Motors Co., 6.25%, 10/02/2043	205,000	209,704
General Motors Financial Co., Inc.
5.80%, 01/07/2029	259,000	263,563
5.85%, 04/06/2030	131,000	133,613
5.75%, 02/08/2031	42,000	42,455
2.70%, 06/10/2031	95,000	79,188
Genuine Parts Co., 6.50%, 11/01/2028	119,000	125,677
Home Depot, Inc., 4.90%, 04/15/2029	79,000	79,768
Hyatt Hotels Corp., 5.75%, 01/30/2027	61,000	61,949
Hyundai Capital America
5.80%, 06/26/2025(a)	66,000	66,152
5.35%, 03/19/2029(a)	93,000	93,322
International Game Technology PLC, 6.50%, 02/15/2025(a)	200,000	200,659
Lowe’s Cos., Inc.
2.80%, 09/15/2041	1,250,000	888,476
5.75%, 07/01/2053	1,150,000	1,186,907
4.45%, 04/01/2062	68,000	55,528
Marriott International, Inc./MD
4.90%, 04/15/2029	45,000	44,645
2.85%, 04/15/2031	281,000	242,375
3.50%, 10/15/2032	187,000	163,929
McDonald’s Corp.
4.80%, 08/14/2028	235,000	235,679
3.63%, 09/01/2049	156,000	118,470
5.45%, 08/14/2053	132,000	133,947
Mercedes-Benz Finance North America LLC, 5.38%, 11/26/2025(a)	151,000	151,409
O’Reilly Automotive, Inc.
5.75%, 11/20/2026	78,000	79,283
3.60%, 09/01/2027	100,000	95,556
Ritchie Bros Holdings, Inc., 6.75%, 03/15/2028(a)	25,000	25,501

See Notes to Financial Statements.
20   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2024

Schedule of Investments (unaudited)
March 31, 2024
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
CONSUMER, CYCLICAL – (continued)
Sands China Ltd., 5.40%, 08/08/2028	$200,000	$196,143
Starbucks Corp., 2.45%, 06/15/2026	500,000	472,767
Taylor Morrison Communities, Inc., 5.13%, 08/01/2030(a)	100,000	95,497
Toyota Motor Credit Corp., 4.80%, 01/05/2034	535,000	526,322
United Airlines, Inc.
4.38%, 04/15/2026(a)	185,000	178,847
4.63%, 04/15/2029(a)	35,000	32,550
Walmart, Inc., 1.80%, 09/22/2031	1,175,000	975,538
Warnermedia Holdings, Inc.
4.05%, 03/15/2029	138,000	129,185
5.05%, 03/15/2042	447,000	384,193
5.14%, 03/15/2052	235,000	195,049
5.39%, 03/15/2062	83,000	68,880
William Carter Co., 5.63%, 03/15/2027(a)	250,000	248,302
Wolverine World Wide, Inc., 4.00%, 08/15/2029(a)	150,000	120,391
Total Consumer, Cyclical		13,322,708
CONSUMER, NON-CYCLICAL – 3.7%
AbbVie, Inc.
4.95%, 03/15/2031	101,000	101,721
4.55%, 03/15/2035	380,000	367,287
4.05%, 11/21/2039	174,000	154,929
4.75%, 03/15/2045	150,000	141,261
4.25%, 11/21/2049	482,000	417,438
5.50%, 03/15/2064	72,000	74,045
Agilent Technologies, Inc., 2.30%, 03/12/2031	223,000	187,297
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 3.50%, 03/15/2029(a)	175,000	157,077
Amgen, Inc.
5.25%, 03/02/2030	42,000	42,638
5.25%, 03/02/2033	267,000	269,246
2.80%, 08/15/2041	160,000	115,921
4.40%, 05/01/2045	37,000	32,145
5.65%, 03/02/2053	70,000	71,327
5.75%, 03/02/2063	74,000	75,476
Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
CONSUMER, NON-CYCLICAL – (continued)
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc.
4.70%, 02/01/2036	$120,000	$116,018
4.90%, 02/01/2046	220,000	209,068
Anheuser-Busch InBev Worldwide, Inc.
4.35%, 06/01/2040	200,000	181,043
4.60%, 04/15/2048	56,000	51,175
Ascension Health
2.53%, 11/15/2029	630,000	561,740
3.11%, 11/15/2039	120,000	95,239
Astrazeneca Finance LLC
4.88%, 03/03/2028	135,000	135,326
4.85%, 02/26/2029	159,000	159,449
4.90%, 03/03/2030	147,000	148,112
Bacardi Ltd., 4.45%, 05/15/2025(a)	880,000	867,699
BAT Capital Corp.
6.34%, 08/02/2030	130,000	135,456
2.73%, 03/25/2031	620,000	521,299
6.00%, 02/20/2034	205,000	207,572
BAT International Finance PLC
4.45%, 03/16/2028	740,000	718,576
5.93%, 02/02/2029	40,000	41,057
Becton Dickinson & Co.
4.69%, 02/13/2028	135,000	133,628
4.30%, 08/22/2032	60,000	56,933
Bristol-Myers Squibb Co.
5.75%, 02/01/2031	152,000	159,530
2.95%, 03/15/2032	117,000	102,193
3.25%, 08/01/2042	48,000	36,680
6.40%, 11/15/2063	89,000	101,719
5.65%, 02/22/2064	70,000	72,014
Bush Foundation, 2.75%, 10/01/2050	300,000	195,793
Campbell Soup Co., 5.20%, 03/21/2029	1,100,000	1,105,271
Cardinal Health, Inc.
5.13%, 02/15/2029	62,000	62,121
4.50%, 11/15/2044	150,000	129,055
Cencora, Inc.
5.13%, 02/15/2034	151,000	150,742

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2024   21

Schedule of Investments (unaudited)
March 31, 2024
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
CONSUMER, NON-CYCLICAL – (continued)
4.30%, 12/15/2047	$76,000	$65,845
Cigna Group (The)
4.38%, 10/15/2028	190,000	185,344
5.00%, 05/15/2029	59,000	59,084
2.40%, 03/15/2030	440,000	379,965
3.88%, 10/15/2047	56,000	43,802
3.40%, 03/15/2050	217,000	154,366
CommonSpirit Health, 5.32%, 12/01/2034	1,030,000	1,031,742
Conagra Brands, Inc., 7.00%, 10/01/2028	159,000	171,156
Conservation Fund A Nonprofit Corp., 3.47%, 12/15/2029	1,000,000	907,114
Constellation Brands, Inc., 4.35%, 05/09/2027	67,000	65,601
CVS Health Corp.
4.78%, 03/25/2038	512,000	472,821
5.13%, 07/20/2045	318,000	293,049
6.00%, 06/01/2063	61,000	62,975
Duke University Health System, Inc., 3.92%, 06/01/2047	70,000	58,472
Elevance Health, Inc.
2.88%, 09/15/2029	114,000	102,826
6.10%, 10/15/2052	54,000	58,499
Eli Lilly & Co.
4.70%, 02/27/2033	89,000	88,770
5.00%, 02/09/2054	335,000	333,114
5.10%, 02/09/2064	123,000	122,411
ERAC USA Finance LLC, 4.20%, 11/01/2046(a)	325,000	273,719
Estee Lauder Cos., Inc., 4.38%, 05/15/2028	92,000	90,627
Ford Foundation (The), 2.82%, 06/01/2070	161,000	98,422
General Mills, Inc.
4.70%, 01/30/2027	47,000	46,597
5.50%, 10/17/2028	40,000	40,820
4.95%, 03/29/2033	64,000	63,286
Gilead Sciences, Inc., 5.55%, 10/15/2053	68,000	70,385
Haleon US Capital LLC, 3.63%, 03/24/2032	357,000	321,732
HCA, Inc.
3.38%, 03/15/2029	57,000	52,269
3.50%, 09/01/2030	126,000	113,949
Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
CONSUMER, NON-CYCLICAL – (continued)
5.45%, 04/01/2031	$86,000	$86,449
7.75%, 07/15/2036	150,000	171,537
5.25%, 06/15/2049	77,000	70,280
3.50%, 07/15/2051	145,000	100,165
4.63%, 03/15/2052	162,000	135,394
Hormel Foods Corp.
0.65%, 06/03/2024	147,000	145,727
4.80%, 03/30/2027	117,000	116,881
Humana, Inc.
1.35%, 02/03/2027	140,000	126,111
5.88%, 03/01/2033	45,000	46,437
5.50%, 03/15/2053	37,000	36,001
5.75%, 04/15/2054	50,000	50,326
J M Smucker Co.
5.90%, 11/15/2028	78,000	80,880
6.50%, 11/15/2043	48,000	52,078
JBS USA LUX SA / JBS USA Food Co. / JBS Luxembourg SARL, 6.75%, 03/15/2034(a)	900,000	945,650
Kenvue, Inc., 4.90%, 03/22/2033	109,000	108,908
Kraft Heinz Foods Co.
4.38%, 06/01/2046	279,000	235,628
4.88%, 10/01/2049	78,000	70,584
Kroger Co., 3.88%, 10/15/2046	37,000	28,614
Lamb Weston Holdings, Inc.
4.13%, 01/31/2030(a)	75,000	68,385
4.38%, 01/31/2032(a)	225,000	201,761
Mars, Inc., 4.65%, 04/20/2031(a)	1,094,000	1,079,804
Massachusetts Institute of Technology
4.68%, 07/01/2114	150,000	136,747
3.89%, 07/01/2116	75,000	57,071
Mather Foundation, 2.68%, 10/01/2031	1,000,000	826,170
McCormick & Co., Inc./MD, 4.95%, 04/15/2033	51,000	50,437
Medline Borrower LP, 3.88%, 04/01/2029(a)	175,000	159,286
Merck & Co., Inc.
2.15%, 12/10/2031	1,150,000	962,507
2.75%, 12/10/2051	625,000	408,598
Mylan, Inc.
5.40%, 11/29/2043	180,000	157,903

See Notes to Financial Statements.
22   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2024

Schedule of Investments (unaudited)
March 31, 2024
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
CONSUMER, NON-CYCLICAL – (continued)
5.20%, 04/15/2048	$275,000	$227,306
NBM US Holdings, Inc., 6.63%, 08/06/2029(a)	800,000	794,909
Nestle Holdings, Inc.
5.25%, 03/13/2026(a)	153,000	153,824
4.95%, 03/14/2030(a)	900,000	911,383
Organon & Co. / Organon Foreign Debt Co.-Issuer BV, 4.13%, 04/30/2028(a)	275,000	256,270
Orlando Health Obligated Group, 4.09%, 10/01/2048	50,000	42,361
PepsiCo, Inc.
2.25%, 03/19/2025	131,000	127,439
3.60%, 02/18/2028	81,000	78,243
3.90%, 07/18/2032	92,000	87,220
4.00%, 03/05/2042	37,000	33,444
2.88%, 10/15/2049	1,000,000	696,540
Pfizer Investment Enterprises Pte Ltd.
4.75%, 05/19/2033	758,000	746,314
5.11%, 05/19/2043	74,000	72,361
5.30%, 05/19/2053	1,010,000	1,004,176
5.34%, 05/19/2063	221,000	216,554
Philip Morris International, Inc.
5.25%, 09/07/2028	575,000	581,710
5.13%, 02/15/2030	1,285,000	1,284,986
President and Fellows of Harvard College
3.62%, 10/01/2037	50,000	43,275
5.63%, 10/01/2038	515,000	555,074
6.50%, 01/15/2039(a)	105,000	124,117
Procter & Gamble Co.
3.95%, 01/26/2028	139,000	137,054
1.20%, 10/29/2030	1,150,000	940,635
4.55%, 01/29/2034	1,000,000	994,507
Providence St Joseph Health Obligated Group, 2.53%, 10/01/2029	110,000	94,130
Quanta Services, Inc.
2.90%, 10/01/2030	98,000	85,685
2.35%, 01/15/2032	104,000	84,508
Regeneron Pharmaceuticals, Inc., 2.80%, 09/15/2050	82,000	51,641
Roche Holdings, Inc.
2.13%, 03/10/2025(a)	803,000	780,356
5.49%, 11/13/2030(a)	231,000	239,398
Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
CONSUMER, NON-CYCLICAL – (continued)
4.91%, 03/08/2031(a)	$200,000	$200,848
5.59%, 11/13/2033(a)	980,000	1,028,067
Royalty Pharma PLC, 2.15%, 09/02/2031	166,000	133,786
S&P Global, Inc., 2.70%, 03/01/2029	130,000	118,102
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/2026	190,000	181,733
Smithfield Foods, Inc.
4.25%, 02/01/2027(a)	129,000	123,878
5.20%, 04/01/2029(a)	162,000	155,835
Stanford Health Care, 3.03%, 08/15/2051	1,000,000	692,444
STERIS Irish FinCo UnLtd Co., 3.75%, 03/15/2051	442,000	327,878
Stryker Corp., 4.85%, 12/08/2028	94,000	94,031
Sutter Health
5.16%, 08/15/2033	409,000	412,258
4.09%, 08/15/2048	125,000	105,702
Sysco Corp.
5.75%, 01/17/2029	1,000,000	1,028,936
5.95%, 04/01/2030	38,000	39,622
6.00%, 01/17/2034	1,000,000	1,063,997
4.50%, 04/01/2046	165,000	144,266
4.45%, 03/15/2048	290,000	246,628
6.60%, 04/01/2050	95,000	108,373
Tenet Healthcare Corp., 4.38%, 01/15/2030	200,000	184,854
Thermo Fisher Scientific, Inc., 5.00%, 01/31/2029	78,000	78,739
Triton Container International Ltd.
1.15%, 06/07/2024(a)	1,000,000	991,039
3.15%, 06/15/2031(a)	387,000	312,007
Triton Container International Ltd. / TAL International Container Corp., 3.25%, 03/15/2032	95,000	77,094
Trustees of Boston College, 3.13%, 07/01/2052	169,000	121,938
Trustees of Princeton University (The)
5.70%, 03/01/2039	495,000	543,827
2.52%, 07/01/2050	90,000	60,189

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2024   23

Schedule of Investments (unaudited)
March 31, 2024
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
CONSUMER, NON-CYCLICAL – (continued)
Unilever Capital Corp.
4.88%, 09/08/2028	$1,000,000	$1,010,962
2.13%, 09/06/2029	675,000	594,726
5.00%, 12/08/2033	1,000,000	1,011,139
United Rentals North America, Inc.
5.25%, 01/15/2030	70,000	68,279
3.88%, 02/15/2031	62,000	55,552
3.75%, 01/15/2032	50,000	43,649
UnitedHealth Group, Inc.
1.25%, 01/15/2026	234,000	219,253
5.25%, 02/15/2028	97,000	98,778
5.00%, 04/15/2034	470,000	470,821
4.75%, 05/15/2052	677,000	627,870
5.05%, 04/15/2053	265,000	257,373
4.95%, 05/15/2062	52,000	48,559
University of Chicago (The), 2.76%, 04/01/2045	100,000	77,971
Vector Group Ltd., 5.75%, 02/01/2029(a)	250,000	231,579
Viatris, Inc.
3.85%, 06/22/2040	156,000	115,214
4.00%, 06/22/2050	309,000	212,876
Zoetis, Inc.
2.00%, 05/15/2030	675,000	568,769
5.60%, 11/16/2032	64,000	66,422
Total Consumer, Non-cyclical		47,008,680
ENERGY – 3.0%
Aker BP ASA
4.00%, 01/15/2031(a)	500,000	456,696
3.10%, 07/15/2031(a)	900,000	769,174
Antero Midstream Partners LP / Antero Midstream Finance Corp., 7.88%, 05/15/2026(a)	175,000	178,660
Apache Corp.
6.00%, 01/15/2037	64,000	63,652
5.35%, 07/01/2049	301,000	254,436
BP Capital Markets America, Inc.
3.54%, 04/06/2027	264,000	254,360
4.70%, 04/10/2029	1,000,000	997,490
4.81%, 02/13/2033	1,000,000	986,903
4.89%, 09/11/2033	1,213,000	1,204,549
4.99%, 04/10/2034	600,000	599,221
3.00%, 02/24/2050	140,000	95,510
Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
ENERGY – (continued)
2.77%, 11/10/2050	$1,000,000	$647,292
BP Capital Markets PLC, 6.45% to 03/01/2034 then 5 yr. CMT Rate + 2.15%, Perpetual	1,000,000	1,035,590
Canadian Natural Resources Ltd.
5.85%, 02/01/2035	310,000	313,078
6.25%, 03/15/2038	200,000	208,137
Cenovus Energy, Inc.
5.25%, 06/15/2037	77,000	73,657
3.75%, 02/15/2052	90,000	66,170
Cheniere Energy Partners LP, 5.95%, 06/30/2033	500,000	511,187
Cheniere Energy, Inc., 5.65%, 04/15/2034(a)	950,000	956,784
Chevron Corp., 2.24%, 05/11/2030	217,000	189,796
Chevron USA, Inc., 4.20%, 10/15/2049	52,000	44,224
Civitas Resources, Inc., 8.63%, 11/01/2030(a)	25,000	26,844
Colonial Enterprises, Inc., 3.25%, 05/15/2030(a)	510,000	460,258
Columbia Pipelines Operating Co. LLC, 5.93%, 08/15/2030(a)	215,000	220,584
ConocoPhillips Co.
5.05%, 09/15/2033	750,000	756,782
5.30%, 05/15/2053	950,000	943,333
Continental Resources, Inc./OK, 3.80%, 06/01/2024	775,000	771,887
Continental Wind LLC, 6.00%, 02/28/2033(a)	983,992	996,887
DCP Midstream Operating LP
5.13%, 05/15/2029	320,000	319,090
6.75%, 09/15/2037(a)	550,000	598,190
Diamondback Energy, Inc.
3.50%, 12/01/2029	80,000	74,003
4.40%, 03/24/2051	151,000	125,087
6.25%, 03/15/2053	150,000	161,828
Ecopetrol SA, 8.63%, 01/19/2029	525,000	556,478
EIG Pearl Holdings Sarl, 3.55%, 08/31/2036(a)	350,000	298,470
Enbridge, Inc., 6.00%, 11/15/2028	540,000	561,455

See Notes to Financial Statements.
24   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2024

Schedule of Investments (unaudited)
March 31, 2024
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
ENERGY – (continued)
Energy Transfer LP
4.95%, 05/15/2028	$165,000	$163,621
4.95%, 06/15/2028	115,000	114,076
6.55%, 12/01/2033	760,000	815,854
4.90%, 03/15/2035	157,000	148,416
6.13%, 12/15/2045	20,000	20,103
5.30%, 04/15/2047	110,000	100,009
5.40%, 10/01/2047	97,000	89,518
Enterprise Products Operating LLC
4.85%, 08/15/2042	200,000	187,691
3.70%, 01/31/2051	37,000	28,586
EQT Corp., 3.63%, 05/15/2031(a)	91,000	80,090
Equinor ASA, 3.25%, 11/18/2049	1,000,000	728,474
Florida Gas Transmission Co. LLC, 2.30%, 10/01/2031(a)	355,000	287,528
Gray Oak Pipeline LLC, 3.45%, 10/15/2027(a)	173,000	162,380
Greensaif Pipelines Bidco Sarl
6.13%, 02/23/2038(a)	200,000	203,363
6.51%, 02/23/2042(a)	200,000	207,847
Halliburton Co., 4.75%, 08/01/2043	107,000	98,269
Helmerich & Payne, Inc., 2.90%, 09/29/2031	375,000	314,912
Hess Corp., 6.00%, 01/15/2040	46,000	48,547
HF Sinclair Corp., 5.00%, 02/01/2028(a)	84,000	81,602
Hilcorp Energy I LP / Hilcorp Finance Co.
6.00%, 04/15/2030(a)	75,000	73,433
6.25%, 04/15/2032(a)	100,000	98,620
Kinder Morgan Energy Partners LP, 5.50%, 03/01/2044	86,000	81,826
Marathon Oil Corp.
4.40%, 07/15/2027	840,000	816,263
5.30%, 04/01/2029	1,000,000	998,183
6.60%, 10/01/2037	48,000	50,500
MPLX LP
1.75%, 03/01/2026	1,655,000	1,547,085
5.50%, 02/15/2049	225,000	214,191
Murray Energy Corp., 12.00%, 04/15/2024(a)	180,991	0
Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
ENERGY – (continued)
Northern Natural Gas Co., 5.63%, 02/01/2054(a)	$40,000	$40,744
Occidental Petroleum Corp.
6.13%, 01/01/2031	123,000	127,380
4.40%, 04/15/2046	239,000	194,956
ONEOK Partners LP, 6.65%, 10/01/2036	186,000	199,742
ONEOK, Inc.
3.10%, 03/15/2030	610,000	545,478
4.95%, 07/13/2047	150,000	131,850
5.20%, 07/15/2048	300,000	275,405
4.50%, 03/15/2050	250,000	203,855
Ovintiv, Inc., 7.38%, 11/01/2031	231,000	253,108
Petroleos Mexicanos
6.49%, 01/23/2027	262,000	247,122
6.50%, 03/13/2027	200,000	188,380
6.75%, 09/21/2047	199,000	132,366
6.35%, 02/12/2048	23,000	14,668
Pioneer Natural Resources Co., 5.10%, 03/29/2026	1,144,000	1,142,558
Plains All American Pipeline LP / PAA Finance Corp., 6.65%, 01/15/2037	159,000	170,158
QatarEnergy, 2.25%, 07/12/2031(a)	200,000	167,402
Raizen Fuels Finance SA, 6.45%, 03/05/2034(a)	575,000	589,943
Sabine Pass Liquefaction LLC, 5.90%, 09/15/2037	63,000	65,424
SANCHEZ ENERGY CORP PERP SR GLBL NT, 6.13%, 01/15/2050	100,000	5,000
SANCHEZ ENERGY CORP SR GLBL NT 21, 7.75%, 12/31/2050(b)	150,000	7,500
Southwestern Energy Co., 4.75%, 02/01/2032	125,000	115,070
Sweihan PV Power Co. PJSC, 3.63%, 01/31/2049(a)	949,170	754,789
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 6.00%, 12/31/2030(a)	175,000	166,238
Targa Resources Corp., 6.50%, 03/30/2034	1,015,000	1,090,591
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.50%, 03/01/2030	78,000	77,616

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2024   25

Schedule of Investments (unaudited)
March 31, 2024
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
ENERGY – (continued)
Teck Resources Ltd., 3.90%, 07/15/2030	$1,000,000	$921,830
Topaz Solar Farms LLC
4.88%, 09/30/2039(a)	303,126	268,267
5.75%, 09/30/2039(a)	943,184	941,930
TotalEnergies Capital International SA, 3.13%, 05/29/2050	375,000	267,059
Transcontinental Gas Pipe Line Co. LLC, 3.95%, 05/15/2050	230,000	181,817
UEP Penonome II SA, 6.50%, 10/01/2038(a)	898,034	700,466
Valero Energy Partners LP, 4.50%, 03/15/2028	350,000	343,468
Venture Global Calcasieu Pass LLC
3.88%, 08/15/2029(a)	25,000	22,504
4.13%, 08/15/2031(a)	25,000	22,230
Western Midstream Operating LP
4.05%, 02/01/2030	1,210,000	1,128,962
5.30%, 03/01/2048	10,000	8,774
Williams Cos., Inc.
5.40%, 03/02/2026	1,000,000	1,002,568
5.30%, 08/15/2028	1,000,000	1,008,470
5.75%, 06/24/2044	220,000	219,504
4.90%, 01/15/2045	200,000	179,853
Total Energy		38,663,774
FINANCIAL – 9.6%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 2.45%, 10/29/2026	150,000	139,299
Air Lease Corp., 5.10%, 03/01/2029	1,000,000	993,367
Alexandria Real Estate Equities, Inc., 4.75%, 04/15/2035	135,000	127,571
American Express Co., 6.34% to 10/30/2025 then SOFR + 1.33%, 10/30/2026	885,000	896,678
American Tower Corp.
5.20%, 02/15/2029	121,000	120,941
2.30%, 09/15/2031	131,000	106,920
Americo Life, Inc., 3.45%, 04/15/2031(a)	110,000	86,064
Aon North America, Inc.
5.30%, 03/01/2031	161,000	162,203
Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
FINANCIAL – (continued)
5.75%, 03/01/2054	$104,000	$106,621
Arthur J Gallagher & Co.
6.75%, 02/15/2054	48,000	54,496
5.75%, 07/15/2054	38,000	38,052
Athene Global Funding, 1.73%, 10/02/2026(a)	237,000	215,077
Athene Holding Ltd., 3.45%, 05/15/2052	51,000	33,461
Banco Santander SA
6.92%, 08/08/2033	200,000	209,294
6.35%, 03/14/2034	400,000	400,288
Bank of America Corp.
8.74% (3 mo. Term SOFR + 3.40%), Perpetual	1,000,000	1,003,793
5.13% to 06/20/2024 then 3 mo. Term SOFR + 3.55%, Perpetual	290,000	290,267
0.98% to 09/25/2024 then SOFR + 0.91%, 09/25/2025	32,000	31,259
2.46% to 10/22/2024 then 3 mo. Term SOFR + 1.13%, 10/22/2025	496,000	487,087
4.45%, 03/03/2026	1,525,000	1,502,125
4.18%, 11/25/2027	496,000	481,457
3.82% to 01/20/2027 then 3 mo. Term SOFR + 1.84%, 01/20/2028	1,367,000	1,316,633
3.97% to 02/07/2029 then 3 mo. Term SOFR + 1.47%, 02/07/2030	186,000	176,262
3.19% to 07/23/2029 then 3 mo. Term SOFR + 1.44%, 07/23/2030	45,000	40,867
2.65% to 03/11/2031 then SOFR + 1.22%, 03/11/2032	1,675,000	1,415,345
2.57% to 10/20/2031 then SOFR + 1.21%, 10/20/2032	530,000	439,700
4.57% to 04/27/2032 then SOFR + 1.83%, 04/27/2033	116,000	110,190
5.29% to 04/25/2033 then SOFR + 1.91%, 04/25/2034	745,000	742,735
3.85% to 03/08/2032 then 5 yr. CMT Rate + 2.00%, 03/08/2037	335,000	296,163

See Notes to Financial Statements.
26   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2024

Schedule of Investments (unaudited)
March 31, 2024
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
FINANCIAL – (continued)
4.08% to 04/23/2039 then 3 mo. Term SOFR + 1.58%, 04/23/2040	$73,000	$63,071
3.31% to 04/22/2041 then SOFR + 1.58%, 04/22/2042	96,000	73,950
Bank of Montreal, 7.70% to 05/26/2029 then 5 yr. CMT Rate + 3.45%, 05/26/2084	1,000,000	1,011,751
Bank of New York Mellon Corp., 4.98% to 03/14/2029 then SOFR + 1.09%, 03/14/2030	895,000	895,770
Bank of Nova Scotia (The)
5.65%, 02/01/2034	200,000	206,031
4.59% to 05/04/2032 then 5 yr. CMT Rate + 2.05%, 05/04/2037	240,000	217,558
BankUnited, Inc.
4.88%, 11/17/2025	218,000	212,612
5.13%, 06/11/2030	157,000	145,646
Barclays PLC
5.83% to 05/09/2026 then SOFR + 2.21%, 05/09/2027	1,430,000	1,433,036
3.56% to 09/23/2030 then 5 yr. CMT Rate + 2.90%, 09/23/2035	400,000	343,022
6.04% to 03/12/2054 then SOFR + 2.42%, 03/12/2055	500,000	520,574
BB Blue Financing DAC
4.40%, 09/20/2029	1,000,000	983,087
4.40%, 09/20/2037	1,000,000	987,646
Blackstone Secured Lending Fund, 2.85%, 09/30/2028	1,300,000	1,146,174
Blue Owl Credit Income Corp., 7.75%, 09/16/2027	1,375,000	1,408,607
BNP Paribas SA
1.32% to 01/13/2026 then SOFR + 1.00%, 01/13/2027(a)	730,000	678,565
1.68% to 06/30/2026 then SOFR + 0.91%, 06/30/2027(a)	646,000	595,131
5.89% to 12/05/2033 then SOFR + 1.87%, 12/05/2034(a)	1,378,000	1,440,146
BOC Aviation USA Corp., 1.63%, 04/29/2024(a)	200,000	199,365
Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
FINANCIAL – (continued)
Brixmor Operating Partnership LP
3.65%, 06/15/2024	$500,000	$497,250
4.05%, 07/01/2030	625,000	579,699
Broadstone Net Lease LLC, 2.60%, 09/15/2031	515,000	406,935
CaixaBank SA
6.68% to 09/13/2026 then SOFR + 2.08%, 09/13/2027(a)	610,000	623,221
5.67% to 03/15/2029 then SOFR + 1.78%, 03/15/2030(a)	200,000	199,884
Cantor Fitzgerald LP, 4.50%, 04/14/2027(a)	1,225,000	1,167,132
Capital One Financial Corp.
5.70% to 02/01/2029 then SOFR + 1.91%, 02/01/2030	40,000	40,341
7.62% to 10/30/2030 then SOFR + 3.07%, 10/30/2031	260,000	287,169
CDP Financial, Inc., 1.00%, 05/26/2026(a)	1,000,000	922,606
Citigroup, Inc.
5.00% to 09/12/2024 then SOFR + 3.81%, Perpetual	225,000	223,610
4.70% to 01/30/2025 then SOFR + 3.23%, Perpetual	55,000	53,652
3.11% to 04/08/2025 then SOFR + 2.84%, 04/08/2026	151,000	147,178
1.12% to 01/28/2026 then SOFR + 0.77%, 01/28/2027	820,000	758,391
4.45%, 09/29/2027	1,592,000	1,548,690
3.67% to 07/24/2027 then 3 mo. Term SOFR + 1.65%, 07/24/2028	5,000	4,752
3.98% to 03/20/2029 then 3 mo. Term SOFR + 1.60%, 03/20/2030	610,000	574,751
2.98% to 11/05/2029 then SOFR + 1.42%, 11/05/2030	160,000	142,125
2.57% to 06/03/2030 then SOFR + 2.11%, 06/03/2031	58,000	49,561

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2024   27

Schedule of Investments (unaudited)
March 31, 2024
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
FINANCIAL – (continued)
2.56% to 05/01/2031 then SOFR + 1.17%, 05/01/2032	$300,000	$250,201
5.88%, 02/22/2033	234,000	241,716
6.00%, 10/31/2033	218,000	224,486
6.17% to 05/25/2033 then SOFR + 2.66%, 05/25/2034	55,000	55,852
2.90% to 11/03/2041 then SOFR + 1.38%, 11/03/2042	51,000	36,622
Citizens Financial Group, Inc., 2.64%, 09/30/2032	363,000	278,128
Community Preservation Corp., 2.87%, 02/01/2030	1,000,000	873,668
Cooperatieve Rabobank UA, 1.00% to 09/24/2025 then 1 yr. CMT Rate + 0.73%, 09/24/2026(a)	261,000	244,187
Credit Agricole SA
5.30%, 07/12/2028(a)	250,000	252,536
6.25% to 01/10/2034 then SOFR + 2.67%, 01/10/2035(a)	1,256,000	1,276,631
Credit Agricole SA/London,
1.91% to 06/16/2025 then SOFR + 1.68%, 06/16/2026(a)	250,000	239,001
Credit Suisse AG/New York NY, 7.50%, 02/15/2028	250,000	269,572
Crown Castle, Inc.
5.00%, 01/11/2028	91,000	90,042
5.60%, 06/01/2029	79,000	80,060
5.20%, 02/15/2049	44,000	40,791
Danske Bank AS
3.24% to 12/20/2024 then 3 mo. LIBOR US + 1.59%, 12/20/2025(a)(c)	201,000	197,007
6.26% to 09/22/2025 then 1 yr. CMT Rate + 1.18%, 09/22/2026(a)	485,000	489,688
Deutsche Bank AG/New York NY
2.31% to 11/16/2026 then SOFR + 1.22%, 11/16/2027	180,000	164,567
6.56% (SOFR + 1.22%), 11/16/2027	240,000	237,517
Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
FINANCIAL – (continued)
2.55% to 01/07/2027 then SOFR + 1.32%, 01/07/2028	$150,000	$137,727
6.82% to 11/20/2028 then SOFR + 2.51%, 11/20/2029	1,100,000	1,149,944
3.74% to 01/07/2032 then SOFR + 2.26%, 01/07/2033	225,000	185,852
Drawbridge Special Opportunities Fund LP / Drawbridge Special Opportunities Fin, 3.88%, 02/15/2026(a)	970,000	906,871
Enstar Group Ltd.
4.95%, 06/01/2029	68,000	66,418
3.10%, 09/01/2031	35,000	29,058
Equitable Financial Life Global Funding, 1.30%, 07/12/2026(a)	138,000	125,255
Everest Reinsurance Holdings, Inc., 3.13%, 10/15/2052	590,000	381,613
F&G Global Funding, 2.30%, 04/11/2027(a)	160,000	143,629
Fairfax Financial Holdings Ltd.
5.63%, 08/16/2032	500,000	499,495
6.00%, 12/07/2033(a)	975,000	994,531
Federation des Caisses Desjardins du Quebec
5.15%, 11/27/2028(a)	600,000	608,483
5.25%, 04/26/2029(a)	1,000,000	997,636
Fifth Third Bancorp, 4.34% to 04/25/2032 then SOFR + 1.66%, 04/25/2033	1,256,000	1,146,449
First Horizon Bank, 5.75%, 05/01/2030	250,000	236,551
GCM Grosvenor Diversified Alternatives Issuer LLC, 6.00%, 11/15/2031(a)	940,000	740,735
GLP Capital LP / GLP Financing II, Inc., 5.38%, 04/15/2026	150,000	148,693
Goldman Sachs Group, Inc.
1.54% to 09/10/2026 then SOFR + 0.82%, 09/10/2027	188,000	171,786
3.81% to 04/23/2028 then 3 mo. Term SOFR + 1.42%, 04/23/2029	925,000	876,874

See Notes to Financial Statements.
28   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2024

Schedule of Investments (unaudited)
March 31, 2024
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
FINANCIAL – (continued)
4.22% to 05/01/2028 then 3 mo. Term SOFR + 1.56%, 05/01/2029	$1,198,000	$1,153,115
2.62% to 04/22/2031 then SOFR + 1.28%, 04/22/2032	770,000	646,224
2.38% to 07/21/2031 then SOFR + 1.25%, 07/21/2032	120,000	98,443
6.75%, 10/01/2037	355,000	387,851
3.21% to 04/22/2041 then SOFR + 1.51%, 04/22/2042	132,000	99,257
GPS Blue Financing DAC, 5.65%, 11/09/2041(a)	1,000,000	952,000
HAT Holdings I LLC / HAT Holdings II LLC
8.00%, 06/15/2027(a)	500,000	521,350
3.75%, 09/15/2030(a)	1,000,000	839,898
HNA 2015 LLC, 2.37%, 09/18/2027	194,860	183,326
Host Hotels & Resorts LP, 3.50%, 09/15/2030	96,000	85,366
HSBC Holdings PLC
2.25% to 11/22/2026 then SOFR + 1.10%, 11/22/2027	400,000	368,654
6.16% to 03/09/2028 then SOFR + 1.97%, 03/09/2029	1,200,000	1,232,949
6.33% to 03/09/2043 then SOFR + 2.65%, 03/09/2044	200,000	214,514
Huntington Bancshares, Inc./OH
6.21% to 08/21/2028 then SOFR + 2.02%, 08/21/2029	145,000	148,409
2.55%, 02/04/2030	43,000	36,582
ING Groep NV, 6.11% to 09/11/2033 then SOFR + 2.09%, 09/11/2034	800,000	830,595
Intercontinental Exchange, Inc.
4.95%, 06/15/2052	138,000	129,903
5.20%, 06/15/2062	92,000	90,006
Intesa Sanpaolo SpA
7.20%, 11/28/2033(a)	1,000,000	1,077,162
7.80%, 11/28/2053(a)	1,000,000	1,134,558
Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
FINANCIAL – (continued)
7.78% to 06/20/2053 then 1 yr. CMT Rate + 3.90%, 06/20/2054(a)	$200,000	$213,287
JPMorgan Chase & Co.
6.13% to 04/30/2024 then 3 mo. Term SOFR + 3.59%, Perpetual	129,000	128,614
4.60% to 02/01/2025 then 3 mo. Term SOFR + 3.13%, Perpetual	1,140,000	1,120,750
2.01% to 03/13/2025 then 3 mo. Term SOFR + 1.59%, 03/13/2026	420,000	406,041
3.78% to 02/01/2027 then 3 mo. Term SOFR + 1.60%, 02/01/2028	300,000	288,913
3.54% to 05/01/2027 then 3 mo. Term SOFR + 1.64%, 05/01/2028	154,000	147,118
4.01% to 04/23/2028 then 3 mo. Term SOFR + 1.38%, 04/23/2029	1,240,000	1,188,566
2.07% to 06/01/2028 then SOFR + 1.02%, 06/01/2029	307,000	272,325
6.88% to 06/01/2029 then 5 yr. CMT Rate + 2.74%, Perpetual	1,250,000	1,293,465
2.74% to 10/15/2029 then 3 mo. Term SOFR + 1.51%, 10/15/2030	2,250,000	1,992,544
2.58% to 04/22/2031 then 3 mo. Term SOFR + 1.25%, 04/22/2032	405,000	342,402
2.55% to 11/08/2031 then SOFR + 1.18%, 11/08/2032	646,000	537,541
4.91% to 07/25/2032 then SOFR + 2.08%, 07/25/2033	73,000	71,478
2.53% to 11/19/2040 then 3 mo. Term SOFR + 1.51%, 11/19/2041	575,000	401,259
KeyBank NA/Cleveland OH, 3.40%, 05/20/2026	255,000	240,379
KeyCorp, 6.40% to 03/06/2034 then SOFR + 2.42%, 03/06/2035	185,000	188,923
Kimco Realty OP LLC
2.25%, 12/01/2031	1,100,000	886,965

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2024   29

Schedule of Investments (unaudited)
March 31, 2024
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
FINANCIAL – (continued)
4.60%, 02/01/2033	$135,000	$127,796
Liberty Mutual Group, Inc.
4.57%, 02/01/2029(a)	700,000	681,684
3.95%, 10/15/2050(a)	120,000	90,233
3.95%, 05/15/2060(a)	85,000	61,657
Low Income Investment Fund, 3.39%, 07/01/2026	1,000,000	938,763
LPL Holdings, Inc., 4.38%, 05/15/2031(a)	325,000	295,796
Lseg US Fin Corp., 5.30%, 03/28/2034(a)	590,000	593,721
Macquarie Group Ltd., 3.76% to 11/28/2027 then 3 mo. LIBOR US + 1.37%, 11/28/2028(a)(c)	8,000	7,505
Mastercard, Inc., 1.90%, 03/15/2031	1,000,000	835,166
Mitsubishi UFJ Financial Group, Inc.
4.79% to 07/18/2024 then 1 yr. CMT Rate + 1.70%, 07/18/2025	400,000	398,606
5.24% to 04/19/2028 then 1 yr. CMT Rate + 1.70%, 04/19/2029	655,000	659,964
Mizuho Financial Group, Inc.
2.56% to 09/13/2024 then 3 mo. Term SOFR + 1.36%, 09/13/2025	281,000	276,939
5.78% to 07/06/2028 then 1 yr. CMT Rate + 1.65%, 07/06/2029	292,000	298,361
Morgan Stanley
1.16% to 10/21/2024 then SOFR + 0.56%, 10/21/2025	92,000	89,580
3.95%, 04/23/2027	950,000	917,227
1.59% to 05/04/2026 then SOFR + 0.88%, 05/04/2027	80,000	73,999
1.51% to 07/20/2026 then SOFR + 0.86%, 07/20/2027	246,000	225,779
3.59%, 07/22/2028(d)	405,000	384,793
3.77% to 01/24/2028 then 3 mo. Term SOFR + 1.40%, 01/24/2029	1,155,000	1,099,415
4.43% to 01/23/2029 then 3 mo. Term SOFR + 1.89%, 01/23/2030	440,000	426,102
Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
FINANCIAL – (continued)
3.62% to 04/01/2030 then SOFR + 3.12%, 04/01/2031	$46,000	$42,188
2.24% to 07/21/2031 then SOFR + 1.18%, 07/21/2032	210,000	171,546
2.94% to 01/21/2032 then SOFR + 1.29%, 01/21/2033	2,450,000	2,082,313
2.48% to 09/16/2031 then SOFR + 1.36%, 09/16/2036	32,000	25,308
5.30% to 04/20/2032 then SOFR + 2.62%, 04/20/2037	168,000	161,179
5.94% to 02/07/2034 then 5 yr. CMT Rate + 1.80%, 02/07/2039	62,000	61,626
3.22% to 04/22/2041 then SOFR + 1.49%, 04/22/2042	132,000	100,958
Morgan Stanley Direct Lending Fund, 4.50%, 02/11/2027	1,310,000	1,261,393
MPT Operating Partnership LP / MPT Finance Corp.
5.00%, 10/15/2027	150,000	125,625
3.50%, 03/15/2031	200,000	137,324
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, 5.88% to 05/23/2032 then 5 yr. CMT Rate + 3.98%, 05/23/2042(a)	1,000,000	1,013,246
Nasdaq, Inc.
5.95%, 08/15/2053	37,000	38,991
6.10%, 06/28/2063	44,000	46,917
National Community Renaissance of California, 3.27%, 12/01/2032	1,000,000	798,100
National Health Investors, Inc., 3.00%, 02/01/2031	100,000	82,083
New York Life Global Funding, 4.85%, 01/09/2028(a)	65,000	64,772
Nomura Holdings, Inc., 2.61%, 07/14/2031	200,000	166,259
Northwestern Mutual Global Funding, 4.35%, 09/15/2027(a)	89,000	87,081
Nuveen Finance LLC, 4.13%, 11/01/2024(a)	400,000	396,494

See Notes to Financial Statements.
30   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2024

Schedule of Investments (unaudited)
March 31, 2024
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
FINANCIAL – (continued)
OFS Capital Corp., 4.75%, 02/10/2026	$1,300,000	$1,187,480
Omega Healthcare Investors, Inc.
3.38%, 02/01/2031	56,000	47,800
3.25%, 04/15/2033	119,000	96,369
OMERS Finance Trust
3.50%, 04/19/2032(a)	1,000,000	914,104
4.00%, 04/19/2052(a)	1,000,000	791,329
OneMain Finance Corp., 3.88%, 09/15/2028	100,000	89,208
PNC Financial Services Group, Inc., 6.88% to 10/20/2033 then SOFR + 2.28%, 10/20/2034	280,000	306,608
Preservation Of Affordable Housing, Inc., 4.48%, 12/01/2032	1,000,000	924,434
Private Export Funding Corp.
4.30%, 12/15/2028	1,000,000	997,689
4.60%, 02/15/2034	1,000,000	1,004,017
Prudential Financial, Inc., 5.70% to 09/15/2028 then 3 mo. LIBOR US + 2.67%, 09/15/2048(c)	70,000	69,231
Prudential Funding Asia PLC, 3.13%, 04/14/2030	56,000	50,382
Public Storage Operating Co., 5.35%, 08/01/2053	36,000	36,163
Realty Income Corp., 3.25%, 01/15/2031	285,000	254,244
Regency Centers LP
3.75%, 06/15/2024	1,000,000	994,269
5.25%, 01/15/2034	1,000,000	996,193
Regions Financial Corp., 7.38%, 12/10/2037	144,000	162,662
Reinvestment Fund, Inc., 3.88%, 02/15/2027	500,000	459,007
Royal Bank of Canada
1.05%, 09/14/2026(a)	1,000,000	911,039
4.85%, 12/14/2026(a)	1,000,000	998,662
SBL Holdings, Inc., 5.00%, 02/18/2031(a)	124,000	104,746
Security Benefit Global Funding, 1.25%, 05/17/2024(a)	84,000	83,455
Shinhan Financial Group Co., Ltd., 5.00%, 07/24/2028(a)	1,000,000	992,270
Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
FINANCIAL – (continued)
Signature Bank/New York NY, 4.00% to 10/15/2025 then 3 Month AMERIBOR + 3.89%, 10/15/2030	$150,000	$69,355
Societe Generale SA
2.80% to 01/19/2027 then 1 yr. CMT Rate + 1.30%, 01/19/2028(a)	795,000	734,085
7.13% to 01/19/2054 then 1 yr. CMT Rate + 2.95%, 01/19/2055(a)	1,200,000	1,197,971
Starwood Property Trust, Inc., 7.25%, 04/01/2029(a)	1,000,000	1,007,959
Sumitomo Mitsui Trust Bank Ltd., 5.65%, 03/09/2026(a)	245,000	247,011
Sun Communities Operating LP
2.30%, 11/01/2028	750,000	655,010
5.70%, 01/15/2033	285,000	282,644
Swedbank AB, 1.54%, 11/16/2026(a)	213,000	194,310
Synchrony Financial, 4.50%, 07/23/2025	421,000	412,538
Teachers Insurance & Annuity Association of America, 3.30%, 05/15/2050(a)	210,000	147,162
Thirax 2 LLC, 2.32%, 01/22/2034	851,954	753,770
Truist Financial Corp., 7.16% to 10/30/2028 then SOFR + 2.45%, 10/30/2029	300,000	319,920
UBS Group AG
9.25% to 11/13/2028 then 5 yr. CMT Rate + 4.75%, Perpetual(a)	625,000	677,172
5.43% to 02/08/2029 then 1 yr. CMT Rate + 1.52%, 02/08/2030(a)	1,701,000	1,703,522
7.75% to 04/12/2031 then USISSO05 + 4.16%, Perpetual(a)	1,000,000	1,028,469
3.09% to 05/14/2031 then SOFR + 1.73%, 05/14/2032(a)	285,000	242,412
9.25% to 11/13/2033 then 5 yr. CMT Rate + 4.76%, Perpetual(a)	525,000	592,482
6.30% to 09/22/2033 then 1 yr. CMT Rate + 2.00%, 09/22/2034(a)	1,000,000	1,046,763

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2024   31

Schedule of Investments (unaudited)
March 31, 2024
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
FINANCIAL – (continued)
5.70% to 02/08/2034 then 1 yr. CMT Rate + 1.77%, 02/08/2035(a)	$1,150,000	$1,155,820
UniCredit SpA
2.57% to 09/22/2025 then 1 yr. CMT Rate + 2.30%, 09/22/2026(a)	1,000,000	952,416
5.86% to 06/19/2027 then 5 Year Mid Swap Rate USD + 3.70%, 06/19/2032(a)	200,000	195,300
US Bancorp, 2.49% to 11/03/2031 then 5 yr. CMT Rate + 0.95%, 11/03/2036	195,000	153,417
USAA Capital Corp.
3.38%, 05/01/2025(a)	150,000	147,139
2.13%, 05/01/2030(a)	1,000,000	835,905
Valley National Bancorp, 3.00% to 06/15/2026 then 3 mo. Term SOFR + 2.36%, 06/15/2031	166,000	120,795
Visa, Inc., 1.90%, 04/15/2027	1,000,000	924,744
W R Berkley Corp., 4.00%, 05/12/2050	160,000	124,266
Washington Aircraft 2 Co. DAC, 6.00% (3 mo. Term SOFR + 0.69%), 06/26/2024	30,222	30,242
Wells Fargo & Co.
4.54% to 08/15/2025 then SOFR + 1.56%, 08/15/2026	1,000,000	987,229
4.30%, 07/22/2027	655,000	638,007
5.57% to 07/25/2028 then SOFR + 1.74%, 07/25/2029	1,160,000	1,173,749
2.88% to 10/30/2029 then 3 mo. Term SOFR + 1.43%, 10/30/2030	43,000	38,012
2.57% to 02/11/2030 then 3 mo. Term SOFR + 1.26%, 02/11/2031	762,000	656,855
5.39% to 04/24/2033 then SOFR + 2.02%, 04/24/2034	435,000	432,291
6.49% to 10/23/2033 then SOFR + 2.06%, 10/23/2034	380,000	407,578
5.50% to 01/23/2034 then SOFR + 1.78%, 01/23/2035	42,000	42,099
Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
FINANCIAL – (continued)
3.07% to 04/30/2040 then SOFR + 2.53%, 04/30/2041	$814,000	$609,046
5.61%, 01/15/2044	84,000	82,750
Weyerhaeuser Co.
4.75%, 05/15/2026	132,000	130,772
4.00%, 03/09/2052	64,000	50,863
Willis North America, Inc.
4.65%, 06/15/2027	181,000	178,083
5.90%, 03/05/2054	138,000	139,703
WLB Asset II B Pte Ltd., 3.95%, 12/10/2024(a)	1,000,000	950,231
WLB Asset II C Pte Ltd., 3.90%, 12/23/2025(a)	1,000,000	933,648
WLB Asset II D Pte Ltd., 6.50%, 12/21/2026(a)	1,000,000	958,065
Zions Bancorp NA, 3.25%, 10/29/2029	271,000	221,981
Total Financial		120,254,919
INDUSTRIAL – 1.6%
AECOM, 5.13%, 03/15/2027	100,000	98,235
AGCO Corp.
5.45%, 03/21/2027	220,000	220,983
5.80%, 03/21/2034	33,000	33,412
Ambipar Lux Sarl, 9.88%, 02/06/2031(a)	825,000	826,609
Amcor Flexibles North America, Inc., 2.69%, 05/25/2031	62,000	52,678
Amsted Industries, Inc., 5.63%, 07/01/2027(a)	200,000	196,996
BAE Systems PLC, 5.13%, 03/26/2029(a)	585,000	587,024
Ball Corp.
6.00%, 06/15/2029	275,000	277,613
3.13%, 09/15/2031	100,000	84,985
Berry Global, Inc., 1.57%, 01/15/2026	1,010,000	944,135
Boeing Co.
2.20%, 02/04/2026	1,150,000	1,076,630
5.15%, 05/01/2030	96,000	92,881
3.38%, 06/15/2046	79,000	53,275
3.63%, 03/01/2048	565,000	384,752
5.81%, 05/01/2050	840,000	794,747
5.93%, 05/01/2060	91,000	85,316

See Notes to Financial Statements.
32   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2024

Schedule of Investments (unaudited)
March 31, 2024
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
INDUSTRIAL – (continued)
Burlington Northern Santa Fe LLC
4.45%, 03/15/2043	$27,000	$24,288
4.15%, 12/15/2048	119,000	101,127
4.45%, 01/15/2053	67,000	59,381
Canadian Pacific Railway Co., 4.70%, 05/01/2048	70,000	62,464
Carlisle Cos., Inc., 2.20%, 03/01/2032	382,000	306,566
Carrier Global Corp.
5.90%, 03/15/2034	729,000	766,178
3.38%, 04/05/2040	180,000	140,923
Caterpillar Financial Services Corp.
5.40%, 03/10/2025	135,000	135,222
4.80%, 01/06/2026	109,000	108,799
1.70%, 01/08/2027	89,000	82,042
4.85%, 02/27/2029	80,000	80,459
Cemex SAB de CV, 9.13% to 06/14/2028 then 5 yr. CMT Rate + 5.16%, Perpetual(a)	625,000	678,971
CNH Industrial Capital LLC
5.50%, 01/12/2029	119,000	120,705
5.10%, 04/20/2029	82,000	81,778
CSX Corp., 4.50%, 11/15/2052	110,000	97,271
Flowserve Corp., 2.80%, 01/15/2032	245,000	201,399
GATX Corp.
3.25%, 09/15/2026	107,000	102,117
5.40%, 03/15/2027	80,000	80,547
6.05%, 03/15/2034	88,000	90,576
GFL Environmental, Inc., 6.75%, 01/15/2031(a)	90,000	92,233
Honeywell International, Inc.
4.25%, 01/15/2029	96,000	94,411
1.75%, 09/01/2031	119,000	96,583
4.95%, 09/01/2031	88,000	88,637
5.35%, 03/01/2064	149,000	150,967
Jabil, Inc., 5.45%, 02/01/2029	45,000	45,226
Jacobs Engineering Group, Inc.
6.35%, 08/18/2028	64,000	66,149
5.90%, 03/01/2033	49,000	49,603
John Deere Capital Corp.
3.40%, 06/06/2025	185,000	181,333
1.30%, 10/13/2026	92,000	83,973
Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
INDUSTRIAL – (continued)
4.75%, 01/20/2028	$93,000	$93,198
4.95%, 07/14/2028	62,000	62,467
L3Harris Technologies, Inc.
5.25%, 06/01/2031	87,000	86,839
5.40%, 07/31/2033	144,000	144,905
Lennox International, Inc., 5.50%, 09/15/2028	175,000	177,368
Lockheed Martin Corp., 4.45%, 05/15/2028	103,000	102,021
Martin Marietta Materials, Inc., 2.40%, 07/15/2031	80,000	67,007
Masonite International Corp., 3.50%, 02/15/2030(a)	125,000	110,590
Mexico City Airport Trust
3.88%, 04/30/2028(a)	200,000	187,658
5.50%, 07/31/2047(a)	200,000	168,779
Nature Conservancy (The), 1.51%, 07/01/2029	300,000	252,106
Northrop Grumman Corp.
4.95%, 03/15/2053	60,000	56,365
5.20%, 06/01/2054	80,000	77,912
nVent Finance Sarl, 2.75%, 11/15/2031	254,000	209,163
Packaging Corp. of America, 5.70%, 12/01/2033	126,000	130,135
Parker-Hannifin Corp., 4.25%, 09/15/2027	125,000	122,575
Penske Truck Leasing Co. Lp / PTL Finance Corp.
6.05%, 08/01/2028(a)	88,000	90,542
5.35%, 03/30/2029(a)	56,000	56,038
6.20%, 06/15/2030(a)	107,000	111,231
Republic Services, Inc., 5.00%, 04/01/2034	109,000	108,203
RTX Corp.
6.10%, 03/15/2034	1,200,000	1,282,542
5.38%, 02/27/2053	118,000	116,373
6.40%, 03/15/2054	73,000	82,589
Ryder System, Inc.
5.25%, 06/01/2028	88,000	88,402
6.60%, 12/01/2033	101,000	109,549
Sealed Air Corp./Sealed Air Corp. US, 6.13%, 02/01/2028(a)	25,000	25,052
Smurfit Kappa Treasury ULC
5.20%, 01/15/2030(a)	900,000	898,221
5.44%, 04/03/2034(a)	1,125,000	1,125,429

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2024   33

Schedule of Investments (unaudited)
March 31, 2024
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
INDUSTRIAL – (continued)
5.78%, 04/03/2054(a)	$1,089,000	$1,101,519
Sonoco Products Co., 1.80%, 02/01/2025	406,000	392,835
Standard Industries, Inc./NJ
4.75%, 01/15/2028(a)	125,000	119,298
4.38%, 07/15/2030(a)	175,000	157,245
Stanley Black & Decker, Inc., 4.00% to 03/15/2025 then 5 yr. CMT Rate + 2.66%, 03/15/2060	309,000	272,151
Tote Shipholdings LLC, 3.40%, 10/16/2040	919,000	801,623
Trimble, Inc.
4.90%, 06/15/2028	62,000	61,637
6.10%, 03/15/2033	63,000	65,815
Vontier Corp., 2.95%, 04/01/2031	7,000	5,851
Waste Connections, Inc.
4.25%, 12/01/2028	68,000	66,300
2.20%, 01/15/2032	193,000	158,048
Waste Management, Inc.
4.63%, 02/15/2030	44,000	43,791
4.88%, 02/15/2034	233,000	231,406
Westinghouse Air Brake Technologies Corp., 5.61%, 03/11/2034	48,000	48,621
Total Industrial		19,749,598
TECHNOLOGY – 0.7%
Apple, Inc.
3.00%, 06/20/2027	1,000,000	952,605
1.40%, 08/05/2028	240,000	210,925
2.65%, 05/11/2050	106,000	70,386
2.70%, 08/05/2051	75,000	49,637
3.95%, 08/08/2052	95,000	80,068
2.80%, 02/08/2061	10,000	6,397
Booz Allen Hamilton, Inc., 5.95%, 08/04/2033	29,000	30,001
Broadcom, Inc.
2.45%, 02/15/2031(a)	198,000	166,918
3.42%, 04/15/2033(a)	809,000	701,322
3.14%, 11/15/2035(a)	194,000	156,733
3.19%, 11/15/2036(a)	452,000	359,725
CDW LLC / CDW Finance Corp.
5.50%, 12/01/2024	350,000	348,435
2.67%, 12/01/2026	315,000	292,502
Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
TECHNOLOGY – (continued)
Dell International LLC / EMC Corp.
8.10%, 07/15/2036	$108,000	$130,555
3.38%, 12/15/2041	165,000	122,742
Fiserv, Inc.
5.63%, 08/21/2033	111,000	113,396
4.40%, 07/01/2049	166,000	140,833
Foundry JV Holdco LLC, 5.88%, 01/25/2034(a)	200,000	200,302
Hewlett Packard Enterprise Co.
1.75%, 04/01/2026	200,000	186,678
5.25%, 07/01/2028	137,000	138,153
Intel Corp.
4.15%, 08/05/2032	1,000,000	949,761
5.63%, 02/10/2043	95,000	98,226
5.60%, 02/21/2054	35,000	35,661
Intuit, Inc., 5.20%, 09/15/2033	68,000	69,256
Leidos, Inc.
4.38%, 05/15/2030	119,000	112,758
5.75%, 03/15/2033	68,000	69,711
Oracle Corp.
2.30%, 03/25/2028	244,000	220,315
6.25%, 11/09/2032	2,120,000	2,268,275
4.90%, 02/06/2033	72,000	70,491
3.80%, 11/15/2037	296,000	248,205
4.00%, 11/15/2047	108,000	84,312
5.55%, 02/06/2053	36,000	35,216
QUALCOMM, Inc., 6.00%, 05/20/2053	52,000	58,123
Texas Instruments, Inc.
4.60%, 02/15/2028	90,000	90,031
5.00%, 03/14/2053	74,000	72,603
5.05%, 05/18/2063	103,000	100,310
Total Technology		9,041,567
UTILITIES – 3.9%
Abu Dhabi National Energy Co. PJSC, 2.00%, 04/29/2028(a)	200,000	178,000
AEP Transmission Co. LLC, 4.25%, 09/15/2048	425,000	356,505
AES Corp.
5.45%, 06/01/2028	92,000	91,821
2.45%, 01/15/2031	190,000	155,450
Alabama Power Co., 3.75%, 03/01/2045	170,000	134,681

See Notes to Financial Statements.
34   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2024

Schedule of Investments (unaudited)
March 31, 2024
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
UTILITIES – (continued)
Alfa Desarrollo SpA, 4.55%, 09/27/2051(a)	$198,588	$151,774
Algonquin Power & Utilities Corp., 1.18%, 06/15/2026(e)	1,290,000	1,283,016
Alliant Energy Finance LLC, 5.95%, 03/30/2029(a)	62,000	63,856
Ameren Corp., 5.70%, 12/01/2026	57,000	57,758
American Electric Power Co., Inc.
3.20%, 11/13/2027	93,000	87,312
5.63%, 03/01/2033	83,000	84,266
AmeriGas Partners LP / AmeriGas Finance Corp., 5.88%, 08/20/2026	225,000	224,627
Arizona Public Service Co.
6.35%, 12/15/2032	630,000	672,352
3.75%, 05/15/2046	500,000	377,425
Atmos Energy Corp., 5.75%, 10/15/2052	61,000	64,630
Avangrid, Inc., 3.20%, 04/15/2025	269,000	262,104
Calpine Corp., 3.75%, 03/01/2031(a)	450,000	394,071
CMS Energy Corp., 4.75% to 06/01/2030 then 5 yr. CMT Rate + 4.12%, 06/01/2050	117,000	107,758
Comision Federal de Electricidad, 4.69%, 05/15/2029(a)	400,000	376,165
Commonwealth Edison Co., 3.70%, 08/15/2028	320,000	306,043
Connecticut Light and Power Co.
4.65%, 01/01/2029	1,000,000	988,532
4.00%, 04/01/2048	105,000	85,909
Consolidated Edison Co. of New York, Inc.
4.45%, 03/15/2044	55,000	48,375
3.95%, 04/01/2050	90,000	73,072
Consorcio Transmantaro SA, 4.70%, 04/16/2034(a)	430,000	405,417
Consumers Energy Co., 4.60%, 05/30/2029	1,000,000	988,369
Dominion Energy, Inc.
3.38%, 04/01/2030	230,000	209,023
2.25%, 08/15/2031	1,000,000	818,309
Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
UTILITIES – (continued)
5.75% to 10/01/2024 then 3 mo. LIBOR US + 3.06%, 10/01/2054(c)	$55,000	$54,658
DTE Electric Co.
1.90%, 04/01/2028	1,000,000	896,631
3.95%, 03/01/2049	1,258,000	1,019,977
DTE Energy Co., 4.88%, 06/01/2028	135,000	133,474
Duke Energy Carolinas LLC
2.85%, 03/15/2032	1,000,000	857,687
3.55%, 03/15/2052	52,000	37,859
5.40%, 01/15/2054	37,000	36,822
Duke Energy Florida LLC
3.80%, 07/15/2028	550,000	529,243
2.50%, 12/01/2029	1,000,000	886,551
4.20%, 07/15/2048	50,000	41,422
5.95%, 11/15/2052	51,000	54,166
Duke Energy Indiana LLC, 2.75%, 04/01/2050	930,000	589,351
Duke Energy Ohio, Inc., 5.65%, 04/01/2053	37,000	37,521
Duke Energy Progress LLC, 4.00%, 04/01/2052	80,000	63,478
Electricite de France SA, 5.70%, 05/23/2028(a)	210,000	213,047
Emera US Finance LP
3.55%, 06/15/2026	225,000	215,983
4.75%, 06/15/2046	190,000	156,123
Entergy Mississippi LLC, 3.50%, 06/01/2051	41,000	29,693
Entergy Texas, Inc.
4.50%, 03/30/2039	424,000	383,213
5.00%, 09/15/2052	40,000	36,536
Eskom Holdings SOC Ltd., 6.35%, 08/10/2028(a)	200,000	191,741
Florida Power & Light Co., 2.88%, 12/04/2051	570,000	374,617
Georgia Power Co., 3.25%, 03/15/2051	175,000	122,821
Indiana Michigan Power Co., 5.63%, 04/01/2053	42,000	42,428
Indianapolis Power & Light Co., 5.70%, 04/01/2054(a)	54,000	54,143
Interstate Power and Light Co.
4.10%, 09/26/2028	775,000	743,968
3.50%, 09/30/2049	92,000	66,394

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2024   35

Schedule of Investments (unaudited)
March 31, 2024
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
UTILITIES – (continued)
ITC Holdings Corp., 4.95%, 09/22/2027(a)	$450,000	$446,773
Jersey Central Power & Light Co., 2.75%, 03/01/2032(a)	62,000	51,516
Kentucky Power Co., 7.00%, 11/15/2033(a)	188,000	201,226
KeySpan Gas East Corp., 5.99%, 03/06/2033(a)	118,000	119,585
Liberty Utilities Finance GP 1, 2.05%, 09/15/2030(a)	1,138,000	921,629
Metropolitan Edison Co., 5.20%, 04/01/2028(a)	157,000	157,154
MidAmerican Energy Co.
3.10%, 05/01/2027	624,000	592,888
5.35%, 01/15/2034	875,000	900,430
5.85%, 09/15/2054	975,000	1,040,299
5.30%, 02/01/2055	1,050,000	1,038,660
Narragansett Electric Co., 5.35%, 05/01/2034(a)	83,000	83,638
National Fuel Gas Co., 5.50%, 01/15/2026	475,000	474,266
National Rural Utilities Cooperative Finance Corp.
2.85%, 01/27/2025	543,000	531,523
4.15%, 12/15/2032	1,000,000	928,170
New York State Electric & Gas Corp.
5.65%, 08/15/2028(a)	1,000,000	1,022,675
2.15%, 10/01/2031(a)	1,225,000	982,553
5.85%, 08/15/2033(a)	124,000	127,932
NextEra Energy Capital Holdings, Inc.
6.05%, 03/01/2025	190,000	190,723
5.75%, 09/01/2025	61,000	61,262
4.90%, 03/15/2029	1,000,000	995,808
5.25%, 03/15/2034	1,000,000	997,788
NextEra Energy Operating Partners LP, 7.25%, 01/15/2029(a)	1,016,000	1,039,534
Northwest Natural Gas Co., 3.08%, 12/01/2051	1,000,000	616,514
Ohio Edison Co., 5.50%, 01/15/2033(a)	930,000	927,861
Oklahoma Gas and Electric Co., 5.60%, 04/01/2053	37,000	37,005
Oncor Electric Delivery Co. LLC, 4.15%, 06/01/2032	98,000	92,104
Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
UTILITIES – (continued)
Pacific Gas and Electric Co.
4.95%, 06/08/2025	$57,000	$56,528
4.30%, 03/15/2045	243,000	192,014
3.95%, 12/01/2047	107,000	80,044
4.95%, 07/01/2050	320,000	275,261
6.70%, 04/01/2053	1,000,000	1,082,344
PacifiCorp, 4.13%, 01/15/2049	935,000	734,091
PPL Electric Utilities Corp.
4.85%, 02/15/2034	950,000	934,175
4.15%, 06/15/2048	85,000	72,308
Public Service Co. of Colorado
3.70%, 06/15/2028	577,000	551,770
4.10%, 06/15/2048	244,000	192,820
2.70%, 01/15/2051	274,000	165,516
Public Service Co. of Oklahoma, 2.20%, 08/15/2031	1,207,000	986,446
Public Service Electric and Gas Co.
2.70%, 05/01/2050	420,000	275,187
5.13%, 03/15/2053	800,000	786,977
San Diego Gas & Electric Co.
4.95%, 08/15/2028	1,000,000	1,003,751
2.95%, 08/15/2051	1,375,000	925,877
5.55%, 04/15/2054	47,000	47,675
SCE Recovery Funding LLC, 2.94%, 11/15/2042	1,627,000	1,316,866
Sociedad de Transmision Austral SA, 4.00%, 01/27/2032(a)	1,000,000	875,056
Southern California Edison Co.
4.88%, 02/01/2027	647,000	645,030
5.85%, 11/01/2027	770,000	790,460
5.20%, 06/01/2034	575,000	569,237
4.13%, 03/01/2048	110,000	88,792
3.65%, 06/01/2051	1,000,000	738,197
Southern California Gas Co.
4.30%, 01/15/2049	75,000	62,026
5.60%, 04/01/2054	47,000	47,030
Southwestern Public Service Co., 3.75%, 06/15/2049	360,000	265,388
Star Energy Geothermal Wayang Windu Ltd., 6.75%, 04/24/2033(a)	405,400	406,795

See Notes to Financial Statements.
36   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2024

Schedule of Investments (unaudited)
March 31, 2024
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
UTILITIES – (continued)
Union Electric Co.
2.63%, 03/15/2051	$1,000,000	$617,226
3.90%, 04/01/2052	1,155,000	913,443
Vistra Corp., 7.00% to 12/15/2026 then 5 yr. CMT Rate + 5.74%, Perpetual(a)	1,000,000	990,146
Vistra Operations Co. LLC
3.55%, 07/15/2024(a)	305,000	302,812
5.63%, 02/15/2027(a)	400,000	393,862
5.00%, 07/31/2027(a)	100,000	96,833
Wisconsin Public Service Corp., 2.85%, 12/01/2051	510,000	325,887
Total Utilities		49,303,553
TOTAL CORPORATE BONDS (Cost $329,294,283)		313,344,332
U.S. GOVERNMENT AGENCIES – 15.7%
Federal Home Loan Mortgage Corp.
Pool A97420, 4.00%, 03/01/2041	81,811	77,613
Pool C04420, 3.00%, 01/01/2043	418,177	374,267
Pool C09044, 3.50%, 07/01/2043	119,769	110,063
Pool C91967, 3.00%, 12/01/2037	204,491	186,817
Pool G06784, 3.50%, 10/01/2041	53,055	49,010
Pool G07025, 5.00%, 02/01/2042	103,524	103,339
Pool G07028, 4.00%, 06/01/2042	146,401	138,887
Pool G08654, 3.50%, 07/01/2045	108,554	99,103
Pool G08658, 3.00%, 08/01/2045	181,999	161,403
Pool G08721, 3.00%, 09/01/2046	1,083,400	954,777
Pool G08741, 3.00%, 01/01/2047	625,021	550,171
Pool G08760, 3.00%, 04/01/2047	226,248	198,903
Pool G08768, 4.50%, 06/01/2047	183,715	178,907
Pool G08772, 4.50%, 07/01/2047	41,629	40,299
Pool G16015, 3.00%, 01/01/2032	123,399	117,229
Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES – (continued)
Pool G16177, 2.00%, 01/01/2032	$82,354	$75,772
Pool G61713, 3.50%, 01/01/2045	165,896	152,384
Pool G67715, 4.50%, 08/01/2048	107,894	105,264
Pool Q12052, 3.50%, 10/01/2042	263,395	242,601
Pool Q49494, 4.50%, 07/01/2047	43,958	42,782
Pool Q52081, 3.50%, 11/01/2047	129,088	117,846
Pool QA7234, 3.00%, 02/01/2050	319,184	277,862
Pool QC0039, 2.50%, 03/01/2051	259,031	218,278
Pool QC9556, 2.50%, 10/01/2051	302,887	254,167
Pool QD1349, 3.50%, 11/01/2051	438,266	397,905
Pool QE0375, 4.00%, 04/01/2052	421,607	395,474
Pool QE5182, 4.50%, 06/01/2052	343,313	326,896
Pool QE5382, 4.50%, 07/01/2052	335,782	319,725
Pool RA7211, 4.00%, 04/01/2052	522,367	484,557
Pool RA9629, 5.50%, 08/01/2053	1,280,117	1,274,256
Pool SB8062, 2.50%, 09/01/2035	422,351	386,450
Pool SB8189, 4.00%, 11/01/2037	1,360,915	1,318,617
Pool SD0922, 2.50%, 03/01/2052	134,910	112,880
Pool SD1059, 3.50%, 06/01/2052	1,440,256	1,293,784
Pool SD1937, 3.00%, 03/01/2052	342,634	295,096
Pool SD7551, 3.00%, 01/01/2052	1,260,106	1,101,495
Pool SD8016, 3.00%, 10/01/2049	56,733	49,447
Pool SD8090, 2.00%, 09/01/2050	2,256,540	1,799,490
Pool SD8104, 1.50%, 11/01/2050	400,126	301,459
Pool SD8128, 2.00%, 02/01/2051	3,300,784	2,629,116

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2024   37

Schedule of Investments (unaudited)
March 31, 2024
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES – (continued)
Pool SD8135, 2.50%, 03/01/2051	$9,297,188	$7,744,581
Pool SD8141, 2.50%, 04/01/2051	2,367,120	1,967,907
Pool SD8142, 3.00%, 04/01/2051	2,635,360	2,292,294
Pool SD8155, 2.00%, 07/01/2051	2,700,811	2,145,788
Pool SD8184, 3.00%, 12/01/2051	513,587	442,425
Pool SD8195, 3.00%, 02/01/2052	251,940	217,027
Pool SD8206, 3.00%, 04/01/2052	805,419	693,672
Pool SD8214, 3.50%, 05/01/2052	3,189,412	2,855,897
Pool SD8220, 3.00%, 06/01/2052	274,956	236,764
Pool SD8233, 5.00%, 07/01/2052	1,859,672	1,816,067
Pool SD8244, 4.00%, 09/01/2052	1,019,561	944,477
Pool SD8246, 5.00%, 09/01/2052	2,735,288	2,670,940
Pool U90490, 4.00%, 06/01/2042	3,176	3,016
Pool U99175, 4.50%, 06/01/2047	23,147	22,529
Pool V83956, 4.50%, 02/01/2048	100,497	97,561
Pool ZK5708, 2.50%, 06/01/2028	37,028	35,407
Pool ZM2486, 3.50%, 01/01/2047	133,870	120,730
Pool ZT0536, 3.50%, 03/01/2048	559,633	511,285
Federal National Mortgage Association
2.63%, 09/06/2024	1,000,000	988,670
0.63%, 04/22/2025	1,000,000	954,811
0.88%, 08/05/2030	1,265,000	1,024,212
0.00%, 03/17/2031(f)	260,000	190,371
3.50%, 05/15/2041, TBA	500,000	447,751
Federal National Mortgage Association
Pool 310210, 4.00%, 05/01/2044	2,224,799	2,112,738
Pool AB2459, 4.00%, 03/01/2041	211,082	200,038
Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES – (continued)
Pool AB6832, 3.50%, 11/01/2042	$205,663	$189,058
Pool AE0481, 5.00%, 09/01/2040	84,274	84,095
Pool AE1761, 4.00%, 09/01/2040	119,267	113,033
Pool AE3049, 4.50%, 09/01/2040	113,463	111,276
Pool AH3384, 3.50%, 01/01/2041	158,164	145,966
Pool AL0028, 5.00%, 02/01/2041	66,500	66,359
Pool AL0054, 4.50%, 02/01/2041	213,883	209,758
Pool AL7343, 5.50%, 02/01/2042	35,930	36,679
Pool AL8858, 4.00%, 07/01/2046	199,904	189,338
Pool AL9072, 5.00%, 07/01/2044	163,760	165,731
Pool AO7352, 3.50%, 08/01/2042	127,885	117,681
Pool AS0212, 3.50%, 08/01/2043	92,090	84,462
Pool AS4952, 3.00%, 05/01/2030	87,674	83,580
Pool AS6311, 3.50%, 12/01/2045	144,240	131,526
Pool AS7051, 2.50%, 04/01/2031	269,416	252,178
Pool AS7568, 4.50%, 07/01/2046	80,934	78,906
Pool AS7660, 2.50%, 08/01/2046	443,871	379,180
Pool AS7742, 3.50%, 08/01/2046	159,746	146,170
Pool AS7847, 3.00%, 09/01/2046	104,137	91,761
Pool AS7877, 2.50%, 09/01/2046	38,128	32,406
Pool AS8073, 2.50%, 10/01/2046	112,048	94,826
Pool AS8299, 3.00%, 11/01/2046	158,910	140,023
Pool AS8583, 3.50%, 01/01/2047	87,834	80,090
Pool AS8960, 4.00%, 03/01/2047	108,966	102,592
Pool AT2725, 3.00%, 05/01/2043	311,264	277,896

See Notes to Financial Statements.
38   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2024

Schedule of Investments (unaudited)
March 31, 2024
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES – (continued)
Pool AX7677, 3.50%, 01/01/2045	$9,486	$8,708
Pool BA3907, 3.50%, 12/01/2045	205,523	187,620
Pool BC0769, 4.00%, 12/01/2045	242,271	229,467
Pool BC9096, 3.50%, 12/01/2046	76,586	70,049
Pool BM1278, 3.00%, 05/01/2032	297,376	280,759
Pool BM3148, 4.50%, 11/01/2047	35,438	34,469
Pool BM3881, 4.50%, 05/01/2048	73,908	71,812
Pool BM3904, 5.00%, 05/01/2048	39,051	38,750
Pool BM4012, 4.50%, 05/01/2048	52,327	50,843
Pool BM4716, 3.50%, 12/01/2030	23,112	22,314
Pool BM5261, 4.00%, 01/01/2048	180,823	170,854
Pool BM5654, 3.50%, 06/01/2048	140,983	128,551
Pool BM5839, 3.50%, 11/01/2047	4,412	4,045
Pool BM6038, 4.00%, 01/01/2045	9,215	8,739
Pool BP2403, 3.50%, 04/01/2050	1,057,221	958,331
Pool BP6496, 2.00%, 07/01/2035	2,133,124	1,902,620
Pool BP6618, 2.50%, 08/01/2050	566,064	471,481
Pool BT0267, 3.00%, 09/01/2051	298,360	261,071
Pool BU8763, 3.00%, 04/01/2052	449,662	388,037
Pool BV2540, 4.50%, 06/01/2052	159,163	151,560
Pool BW3382, 4.50%, 07/01/2052	144,840	137,921
Pool CA0549, 4.00%, 10/01/2047	57,305	54,128
Pool CA1020, 4.50%, 01/01/2048	104,591	101,625
Pool CA1210, 4.50%, 02/01/2048	17,746	17,243
Pool CA5083, 3.50%, 01/01/2035	91,233	87,301
Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES – (continued)
Pool CA6414, 3.00%, 07/01/2050	$3,696,408	$3,243,971
Pool CB2095, 3.00%, 11/01/2051	4,293,807	3,697,784
Pool CB2211, 2.50%, 11/01/2051	274,811	227,715
Pool CB2795, 3.00%, 02/01/2052	422,249	363,375
Pool CB2804, 2.50%, 02/01/2052	867,236	725,425
Pool CB3599, 3.50%, 05/01/2052	488,807	439,326
Pool CB3715, 3.50%, 06/01/2037	833,267	794,997
Pool CB3905, 3.50%, 06/01/2052	507,716	454,668
Pool FM1001, 3.50%, 11/01/2048	180,774	164,833
Pool FM1361, 3.50%, 12/01/2046	88,345	81,309
Pool FM2309, 3.50%, 03/01/2049	156,709	142,891
Pool FM3664, 4.00%, 03/01/2049	1,113,573	1,048,494
Pool FM4216, 3.50%, 06/01/2049	64,721	59,014
Pool FM4962, 3.00%, 02/01/2047	949,640	847,945
Pool FM6272, 2.50%, 02/01/2051	200,373	169,405
Pool FM6687, 2.50%, 04/01/2051	322,767	271,990
Pool FM8325, 2.50%, 07/01/2035	806,399	749,700
Pool FM8422, 2.50%, 08/01/2051	894,939	742,614
Pool FS0522, 2.50%, 02/01/2052	664,667	556,537
Pool FS0548, 2.50%, 02/01/2052	2,153,716	1,794,873
Pool FS0759, 3.50%, 02/01/2052	874,307	793,028
Pool FS1228, 3.00%, 03/01/2052	439,101	380,564
Pool FS1533, 3.00%, 04/01/2052	384,254	334,283
Pool FS1535, 3.00%, 04/01/2052	100,800	87,362
Pool FS5179, 5.00%, 06/01/2053	530,102	521,972

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2024   39

Schedule of Investments (unaudited)
March 31, 2024
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES – (continued)
Pool FS5848, 2.50%, 12/01/2051	$1,324,914	$1,102,985
Pool MA1178, 4.00%, 09/01/2042	22,906	21,724
Pool MA1221, 4.50%, 09/01/2042	2,062	2,005
Pool MA1439, 2.50%, 05/01/2043	189,097	162,023
Pool MA1711, 4.50%, 12/01/2043	11,507	11,185
Pool MA2806, 3.00%, 11/01/2046	188,396	166,109
Pool MA2863, 3.00%, 01/01/2047	189,300	165,862
Pool MA2959, 3.50%, 04/01/2047	261,979	238,350
Pool MA3076, 2.50%, 07/01/2032	207,513	193,025
Pool MA3114, 2.50%, 08/01/2032	226,729	210,769
Pool MA3120, 3.50%, 09/01/2047	119,156	108,649
Pool MA3121, 4.00%, 09/01/2047	138,920	131,010
Pool MA3124, 2.50%, 09/01/2032	221,828	206,034
Pool MA3155, 3.00%, 10/01/2032	225,546	212,988
Pool MA3182, 3.50%, 11/01/2047	36,850	33,601
Pool MA3211, 4.00%, 12/01/2047	86,069	81,483
Pool MA3307, 4.50%, 03/01/2048	62,260	60,404
Pool MA3333, 4.00%, 04/01/2048	62,699	59,164
Pool MA3383, 3.50%, 06/01/2048	133,648	121,861
Pool MA3871, 3.00%, 12/01/2049	303,080	264,080
Pool MA3937, 3.00%, 02/01/2050	757,357	659,587
Pool MA4017, 3.00%, 05/01/2040	191,430	172,314
Pool MA4027, 3.50%, 05/01/2040	65,275	61,086
Pool MA4119, 2.00%, 09/01/2050	2,849,616	2,271,883
Pool MA4156, 2.50%, 10/01/2035	1,340,745	1,219,379
Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES – (continued)
Pool MA4157, 1.50%, 10/01/2050	$370,183	$279,552
Pool MA4158, 2.00%, 10/01/2050	1,441,278	1,148,118
Pool MA4159, 2.50%, 10/01/2050	289,322	241,040
Pool MA4182, 2.00%, 11/01/2050	365,470	291,472
Pool MA4204, 2.00%, 12/01/2040	456,084	385,265
Pool MA4209, 1.50%, 12/01/2050	1,692,758	1,275,419
Pool MA4236, 1.50%, 01/01/2051	482,742	364,788
Pool MA4237, 2.00%, 01/01/2051	376,893	300,000
Pool MA4255, 2.00%, 02/01/2051	411,094	327,537
Pool MA4268, 2.00%, 02/01/2041	379,733	320,554
Pool MA4302, 1.50%, 04/01/2036	227,375	197,702
Pool MA4306, 2.50%, 04/01/2051	1,450,036	1,205,878
Pool MA4325, 2.00%, 05/01/2051	5,987,092	4,764,291
Pool MA4328, 1.50%, 05/01/2036	278,242	241,847
Pool MA4329, 2.00%, 05/01/2036	441,636	392,579
Pool MA4333, 2.00%, 05/01/2041	768,306	648,380
Pool MA4355, 2.00%, 06/01/2051	4,232,553	3,365,106
Pool MA4359, 1.50%, 06/01/2036	291,546	253,293
Pool MA4377, 1.50%, 07/01/2051	576,014	434,371
Pool MA4378, 2.00%, 07/01/2051	617,323	490,980
Pool MA4382, 1.50%, 07/01/2036	1,065,694	925,224
Pool MA4497, 2.00%, 12/01/2036	420,144	372,680
Pool MA4565, 3.50%, 03/01/2052	1,392,523	1,251,550
Pool MA4579, 3.00%, 04/01/2052	495,237	426,600
Pool MA4580, 3.50%, 04/01/2052	641,813	574,752

See Notes to Financial Statements.
40   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2024

Schedule of Investments (unaudited)
March 31, 2024
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES – (continued)
Pool MA4626, 4.00%, 06/01/2052	$439,278	$407,453
Pool MA4644, 4.00%, 05/01/2052	1,486,670	1,378,967
Pool MA4655, 4.00%, 07/01/2052	1,140,141	1,057,219
Pool MA4684, 4.50%, 06/01/2052	2,588,698	2,465,040
Pool MA4700, 4.00%, 08/01/2052	4,555,080	4,224,829
Pool MA4701, 4.50%, 08/01/2052	3,002,300	2,858,880
Pool MA4709, 5.00%, 07/01/2052	755,743	738,022
Pool MA4732, 4.00%, 09/01/2052	2,353,363	2,182,615
Pool MA4733, 4.50%, 09/01/2052	9,286,745	8,843,111
Pool MA4737, 5.00%, 08/01/2052	1,139,451	1,112,733
Pool MA4761, 5.00%, 09/01/2052	186,637	182,247
Pool MA4783, 4.00%, 10/01/2052	8,012,151	7,430,423
Pool MA4785, 5.00%, 10/01/2052	4,873,661	4,758,631
Pool MA4805, 4.50%, 11/01/2052	4,516,141	4,300,409
Pool MA4842, 5.50%, 12/01/2052	560,972	559,205
Pool MA4918, 5.00%, 02/01/2053	1,843,883	1,799,982
Pool MA4919, 5.50%, 02/01/2053	967,047	964,635
Pool MA4942, 6.00%, 03/01/2053	755,469	762,913
Pool MA4963, 3.50%, 03/01/2053	1,799,311	1,613,408
Pool MA4992, 5.00%, 04/01/2038	1,702,851	1,700,259
Pool MA5011, 6.00%, 05/01/2053	1,832,496	1,849,286
Pool MA5039, 5.50%, 06/01/2053	2,455,666	2,444,030
Pool MA5106, 5.00%, 08/01/2053	1,029,542	1,004,445
Pool MA5165, 5.50%, 10/01/2053	1,448,267	1,440,968
Ginnie Mae I
Pool BU5340, 3.00%, 04/15/2050	175,370	154,939
Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES – (continued)
Ginnie Mae II Pool
Pool MA7135, 2.00%, 01/20/2051	$599,079	$491,173
Pool MA7828, 3.00%, 01/20/2052	440,793	388,694
Pool MA7883, 3.50%, 02/20/2052	2,323,957	2,114,149
Ginnie Mae II Pool
Pool 4540, 4.50%, 09/20/2039	68,574	67,642
Pool 4853, 4.00%, 11/20/2040	66,510	63,952
Pool 5115, 4.50%, 07/20/2041	39,654	39,075
Pool 5304, 3.50%, 02/20/2042	135,887	126,162
Pool 785163, 3.50%, 10/20/2050	59,329	54,271
Pool 785559, 3.00%, 07/20/2051	239,628	212,326
Pool BX3679, 3.00%, 08/20/2050	252,039	221,586
Pool BX3680, 3.00%, 08/20/2050	341,746	300,455
Pool BX3681, 3.00%, 08/20/2050	220,499	193,859
Pool BY0325, 2.50%, 10/20/2050	1,270,748	1,071,101
Pool BY0330, 3.00%, 10/20/2050	119,125	104,732
Pool BY0331, 3.00%, 10/20/2050	236,390	208,407
Pool BY0338, 3.50%, 08/20/2050	142,799	130,801
Pool BY0339, 3.50%, 08/20/2050	145,868	134,087
Pool BY0340, 3.50%, 08/20/2050	147,328	134,675
Pool MA0220, 3.50%, 07/20/2042	198,068	183,983
Pool MA0534, 3.50%, 11/20/2042	89,838	83,472
Pool MA0624, 3.00%, 12/20/2042	165,516	148,835
Pool MA2964, 5.00%, 07/20/2045	98,778	99,619
Pool MA3034, 3.50%, 08/20/2045	34,736	32,114
Pool MA3105, 3.50%, 09/20/2045	34,663	32,047

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2024   41

Schedule of Investments (unaudited)
March 31, 2024
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES – (continued)
Pool MA3309, 3.00%, 12/20/2045	$50,741	$45,498
Pool MA3455, 4.00%, 02/20/2046	138,112	131,775
Pool MA3522, 4.00%, 03/20/2046	52,345	49,964
Pool MA3597, 3.50%, 04/20/2046	49,756	45,980
Pool MA3936, 3.00%, 09/20/2046	74,224	66,358
Pool MA4003, 3.00%, 10/20/2046	154,996	138,552
Pool MA4125, 2.50%, 12/20/2046	73,182	63,189
Pool MA4127, 3.50%, 12/20/2046	281,929	260,379
Pool MA4261, 3.00%, 02/20/2047	180,808	161,639
Pool MA4264, 4.50%, 02/20/2047	24,294	23,849
Pool MA4381, 3.00%, 04/20/2047	122,591	109,578
Pool MA4452, 4.00%, 05/20/2047	75,467	71,538
Pool MA4653, 4.00%, 08/20/2047	38,957	36,974
Pool MA4654, 4.50%, 08/20/2047	37,048	36,163
Pool MA4720, 4.00%, 09/20/2047	584,868	554,590
Pool MA4837, 3.50%, 11/20/2047	93,323	85,867
Pool MA4899, 3.00%, 12/20/2047	54,608	48,734
Pool MA4961, 3.00%, 01/20/2048	113,410	101,274
Pool MA4962, 3.50%, 01/20/2048	96,143	88,438
Pool MA4964, 4.50%, 01/20/2048	116,144	113,191
Pool MA5079, 4.50%, 03/20/2048	23,050	22,475
Pool MA5331, 4.50%, 07/20/2048	46,020	44,798
Pool MA5594, 3.50%, 11/20/2048	384,431	353,704
Pool MA5987, 4.50%, 06/20/2049	129,536	125,555
Pool MA6153, 3.00%, 09/20/2049	87,979	78,180
Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES – (continued)
Pool MA6338, 3.00%, 12/20/2049	$176,663	$156,879
Pool MA6409, 3.00%, 01/20/2050	409,693	364,243
Pool MA7254, 2.00%, 03/20/2051	351,110	287,732
Pool MA7367, 2.50%, 05/20/2051	4,245,221	3,619,541
Pool MA7471, 2.00%, 07/20/2051	428,870	351,366
Pool MA7534, 2.50%, 08/20/2051	314,802	268,321
Pool MA7648, 2.00%, 10/20/2051	181,610	148,789
Pool MA7767, 2.50%, 12/20/2051	2,087,909	1,778,531
Pool MA7768, 3.00%, 12/20/2051	1,220,932	1,077,117
Pool MA7829, 3.50%, 01/20/2052	874,317	795,384
Pool MA8149, 3.50%, 07/20/2052	1,784,887	1,623,736
Pool MA8267, 4.00%, 09/20/2052	4,828,567	4,517,252
Pool MA8428, 5.00%, 11/20/2052	626,119	615,761
Pool MA8487, 3.50%, 12/20/2052	2,500,579	2,274,820
Pool MA8489, 4.50%, 12/20/2052	1,650,533	1,586,508
Pool MA8646, 4.50%, 02/20/2053	1,879,395	1,806,241
Pool MA8647, 5.00%, 02/20/2053	1,937,427	1,905,743
Pool MA9101, 3.00%, 08/20/2053	3,309,995	2,918,379
Tennessee Valley Authority, 1.50%, 09/15/2031	145,000	119,613
U.S. Department of Housing and Urban Development, 2.87%, 08/01/2027	1,000,000	931,747
U.S. International Development Finance Corporation
1.65%, 04/15/2028	1,000,000	903,365
1.05%, 10/15/2029	710,755	643,562
3.43%, 06/01/2033	917,270	856,099
TOTAL U.S. GOVERNMENT AGENCIES (Cost $210,418,378)		199,685,667

See Notes to Financial Statements.
42   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2024

Schedule of Investments (unaudited)
March 31, 2024
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
U.S. GOVERMENT OBLIGATIONS – 9.8%
U.S. Treasury Bonds
1.88%, 02/15/2041	$350,000	$244,002
2.25%, 05/15/2041	6,225,000	4,599,205
1.75%, 08/15/2041	1,233,000	832,082
2.38%, 02/15/2042	12,225,000	9,092,821
4.00%, 11/15/2042	200,000	188,391
2.75%, 11/15/2042	525,000	410,915
3.88%, 05/15/2043	2,552,000	2,355,317
2.88%, 05/15/2043	4,650,000	3,694,752
4.75%, 11/15/2043	834,000	865,145
4.50%, 02/15/2044	17,303,000	17,397,625
3.38%, 11/15/2048	8,355,000	6,981,973
2.25%, 08/15/2049	8,145,000	5,431,379
2.00%, 02/15/2050	3,730,000	2,336,204
2.00%, 08/15/2051	62,000	38,413
2.25%, 02/15/2052	960,000	631,463
4.00%, 11/15/2052	184,000	172,996
3.63%, 02/15/2053	2,177,000	1,911,678
3.63%, 05/15/2053	31,000	27,236
4.13%, 08/15/2053	190,000	182,608
4.75%, 11/15/2053	14,594,000	15,579,095
U.S. Treasury Notes
0.38%, 11/30/2025	14,545,000	13,531,963
4.00%, 12/15/2025	715,000	706,202
4.63%, 02/28/2026	1,183,000	1,182,030
4.25%, 03/15/2027	5,662,000	5,635,902
0.50%, 10/31/2027	2,755,000	2,405,782
4.13%, 10/31/2027	320,000	317,463
4.00%, 06/30/2028	125,000	123,613
1.13%, 08/31/2028	1,000,000	874,414
4.38%, 08/31/2028	90,000	90,369
4.00%, 01/31/2029	52,000	51,464
4.00%, 10/31/2029	320,000	316,213
3.88%, 12/31/2029	2,640,000	2,592,047
3.75%, 05/31/2030	41,000	39,925
3.75%, 06/30/2030	167,000	162,577
4.63%, 09/30/2030	1,135,000	1,159,872
4.38%, 11/30/2030	72,000	72,599
3.75%, 12/31/2030	225,000	218,769
4.00%, 01/31/2031	160,000	157,900
4.25%, 02/28/2031	2,650,000	2,654,555
1.88%, 02/15/2032	177,000	149,496
2.88%, 05/15/2032	67,000	60,831
2.75%, 08/15/2032	3,327,000	2,984,033
3.38%, 05/15/2033	183,000	171,434
Investments	Principal Amount	Value
U.S. GOVERMENT OBLIGATIONS – (continued)
3.88%, 08/15/2033	$32,000	$31,150
4.00%, 02/15/2034	8,963,000	8,814,550
U.S. Treasury STRIP Coupon
Zero Coupon, 05/15/2040(f)	115,000	55,172
Zero Coupon, 11/15/2040(f)	1,280,000	596,521
Zero Coupon, 02/15/2041(f)	1,005,000	462,152
Zero Coupon, 05/15/2041(f)	6,840,000	3,105,768
Zero Coupon, 08/15/2041(f)	205,000	91,826
Zero Coupon, 02/15/2042(f)	90,000	39,270
Zero Coupon, 05/15/2042(f)	80,000	34,493
Zero Coupon, 11/15/2042(f)	820,000	345,401
Zero Coupon, 02/15/2043(f)	315,000	131,179
Zero Coupon, 08/15/2043(f)	480,000	195,476
Zero Coupon, 11/15/2043(f)	370,000	149,323
Zero Coupon, 02/15/2044(f)	1,020,000	405,788
Zero Coupon, 05/15/2044(f)	205,000	80,777
Zero Coupon, 08/15/2044(f)	975,000	379,400
Zero Coupon, 11/15/2044(f)	490,000	188,449
Zero Coupon, 02/15/2045(f)	265,000	100,656
Zero Coupon, 11/15/2045(f)	560,000	206,139
Zero Coupon, 02/15/2046(f)	405,000	147,633
TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost $130,642,570)		124,193,876
COMMERCIAL MORTGAGE-BACKED SECURITIES – 9.1%
Alen Mortgage Trust, Series 2021-ACEN, Class C, 7.69% (1 mo. Term SOFR + 2.36%), 04/15/2034(a)	1,000,000	744,567
American Tower Depositor Sub LLC, Series 2023-1, 5.49%, 03/15/2028(a)	1,400,000	1,411,689
BANK-2018, Series 2018-BN15, Class A3, 4.14%, 11/15/2061	563,627	546,356
BANK-2020
Series 2020-BN28, Class A3, 1.58%, 03/15/2063	1,191,268	992,758
Series 2020-BN29, Class A3, 1.74%, 11/15/2053	500,000	402,585
BANK5 2023-5YR1, Series 2023-5YR1, Class A3, 6.26%, 04/15/2056(d)	2,100,000	2,176,093

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2024   43

Schedule of Investments (unaudited)
March 31, 2024
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES – (continued)
BANK5 2023-5YR2, Series 2023-5YR2, Class A3, 6.66%, 07/15/2056(d)	$3,000,000	$3,164,909
BBCMS Trust
Series 2023-5C23, Class A3, 6.68%, 12/15/2056(d)	1,900,000	2,018,312
Series 2023-C21, Class A2, 6.30%, 09/15/2056(d)	800,000	827,067
Benchmark Mortgage Trust
Series 2018-B4, Class A3, 3.89%, 07/15/2051	500,000	485,971
Series 2019-B10, Class A3, 3.46%, 03/15/2062	847,287	790,934
Series 2019-B10, Class 3CCA, 3.90%, 03/15/2062(a)(d)	250,000	177,213
Series 2020-B19, Class A4, 1.55%, 09/15/2053	1,325,000	1,111,853
Series 2020-B20, Class A4, 1.75%, 10/15/2053	1,300,000	1,060,819
Series 2020-B21, Class A4, 1.70%, 12/17/2053	800,000	659,831
Series 2020-IG3, Class A2, 2.48%, 09/15/2048(a)	1,451,997	1,400,299
Series 2021-B24, Class A3, 2.01%, 03/15/2054	550,000	485,611
Series 2021-B24, Class A4, 2.26%, 03/15/2054	600,000	500,618
Series 2021-B25, Class A3, 1.91%, 04/15/2054	1,200,000	1,036,836
Series 2021-B25, Class A4, 2.27%, 04/15/2054	800,000	656,659
Series 2021-B30, Class A4, 2.33%, 11/15/2054	3,000,000	2,488,209
Series 2021-B31, Class A4, 2.42%, 12/15/2054	1,200,000	1,003,882
Series 2023-V4, Class A3, 6.84%, 11/15/2056(d)	1,700,000	1,811,482
BMO Mortgage Trust
Series 2022-C1, Class 360B, 3.94%, 02/17/2055(a)(d)	1,000,000	752,514
Series 2022-C3, Class A5, 5.31%, 09/15/2054	1,000,000	1,015,273
Series 2023-5C1, Class A3, 6.53%, 08/15/2056(d)	1,650,000	1,732,834
Series 2023-5C2, Class A3, 7.05%, 11/15/2056(d)	2,100,000	2,269,736
Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES – (continued)
BX Trust, Series 2022-AHP, Class C, 7.42% (1 mo. Term SOFR + 2.09%), 01/17/2039(a)	$1,000,000	$976,250
Cantor Commercial Real Estate Lending LP
Series 2019-CF3, Class A3, 2.75%, 01/15/2053	800,000	695,034
Series 2020-P1, Class A1, 2.84%, 04/15/2025(a)(d)	826,106	796,453
Capital Automotive REIT
Series 2020-1A, Class B1, 4.17%, 02/15/2050(a)	540,000	520,672
Series 2022-1A, Class A1, 3.35%, 03/15/2052(a)	1,067,200	937,123
Century Plaza Towers
Series 2019-CPT, Class A, 2.87%, 11/13/2039(a)	250,000	214,617
Series 2019-CPT, Class E, 3.00%, 11/13/2039(a)(d)	488,000	321,809
CF Hippolyta Issuer LLC
Series 2020-1, Class B1, 2.28%, 07/15/2060(a)	350,786	322,688
Series 2022-1A, Class A1, 5.97%, 08/15/2062(a)	488,565	476,272
Citigroup Commercial Mortgage Trust
Series 2014-GC25, Class A3, 3.37%, 10/10/2047	93,125	92,344
Series 2016-GC37, Class A4, 3.31%, 04/10/2049	3,000,000	2,852,551
Series 2016-P3, Class A3, 3.06%, 04/15/2049	2,000,000	1,926,304
Series 2016-P4, Class A3, 2.65%, 07/10/2049	114,286	108,016
Series 2018-C6, Class A3, 4.15%, 11/10/2051	837,000	782,882
Series 2019-C7, Class A3, 2.86%, 12/15/2072	380,000	337,439
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2016-CD2, Class B, 3.88%, 11/10/2049(d)	500,000	434,011
Series 2019-CD8, Class A3, 2.66%, 08/15/2057	900,000	798,228

See Notes to Financial Statements.
44   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2024

Schedule of Investments (unaudited)
March 31, 2024
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES – (continued)
CMFT Net Lease Master Issuer LLC, Series 2021-1, Class A2, 2.57%, 07/20/2051(a)	$2,394,262	$1,879,991
Commercial Mortgage Pass Through Certificates
Series 2013-LC13, Class D, 5.35%, 08/10/2046(a)(d)	500,000	410,296
Series 2022-HC, Class B, 3.17%, 01/10/2039(a)	1,000,000	885,221
Credit Suisse Mortgage Capital Certificates, Series 2020-RPL6, Class A1, 3.40%, 03/25/2059(a)(d)	118,971	118,066
CRSO TR 2023-BRND A 20400712 FLT
Series 2023-BRND, 7.12%, 07/12/2040(a)	1,000,000	1,047,816
CSAIL Commercial Mortgage Trust
Series 2015-C2, Class A3, 3.23%, 06/15/2057	115,952	113,997
Series 2018-C14, Class A3, 4.15%, 11/15/2051	665,234	629,846
Series 2021-C20, Class A2, 2.49%, 03/15/2054	1,183,954	1,004,481
DC Commercial Mortgage Trust, Series 2023-DC, Class B, 6.80%, 09/12/2040(a)	890,000	906,134
Fannie Mae Connecticut Avenue Securities
Series 2022-R01, Class 1M2, 7.22% (30 day avg SOFR U.S. + 1.90%), 12/25/2041(a)	400,000	402,762
Series 2022-R03, Class 1M2, 8.82% (30 day avg SOFR U.S. + 3.50%), 03/25/2042(a)	445,000	466,374
Series 2022-R04, Class 1M2, 8.42% (30 day avg SOFR U.S. + 3.10%), 03/25/2042(a)	315,000	327,376
Series 2022-R05, Class 2M2, 8.32% (30 day avg SOFR U.S. + 3.00%), 04/25/2042(a)	120,000	123,741
Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES – (continued)
Series 2022-R06, Class 1M2, 9.17% (30 day avg SOFR U.S. + 3.85%), 05/25/2042(a)	$625,000	$662,739
Series 2022-R07, Class 1M2, 9.97% (30 day avg SOFR U.S. + 4.65%), 06/25/2042(a)	505,000	548,828
Series 2022-R08, Class 1M2, 8.92% (30 day avg SOFR U.S. + 3.60%), 07/25/2042(a)	160,000	168,901
Series 2022-R09, Class 2M2, 10.07% (30 day avg SOFR U.S. + 4.75%), 09/25/2042(a)	230,000	251,480
Series 2023-R01, Class 1M2, 9.07% (30 day avg SOFR U.S. + 3.75%), 12/25/2042(a)	1,260,000	1,346,553
Federal Home Loan Mortgage Corp.
Series 2021-P011, Class A1, 1.20%, 09/25/2031	584,406	514,538
Series 2022-HQA2, Class M1B, 9.32% (30 day avg SOFR U.S. + 4.00%), 07/25/2042(a)	45,000	47,838
Series 2022-P013, Class A2, 2.76%, 02/25/2032(d)	1,000,000	849,328
Series 406, Class PO, Zero Coupon, 10/25/2053(f)(g)	451,693	361,326
Series 4748, Class Z, 4.00%, 11/15/2047	109,097	100,003
Series 4776, Class WZ, 4.00%, 03/15/2048	317,685	292,228
Series 4783, Class Z, 4.00%, 04/15/2048	279,423	253,537
Series 4835, Class AS, 1.15% (-2 x 30 day avg SOFR U.S. + 9.66%), 10/15/2048(h)	66,967	58,349
Series 5021, Class SB, 0.00% (-1 x 30 day avg SOFR U.S. + 3.55%), 10/25/2050(h)(i)	904,058	26,713
Series 5160, Class ZG, 3.00%, 09/25/2050	70,940	49,641

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2024   45

Schedule of Investments (unaudited)
March 31, 2024
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES – (continued)
Series 5296, Class T, 5.00%, 11/25/2052	$933,545	$914,897
Federal National Mortgage Association
Series 2017-51, Class CP, 3.00%, 02/25/2047	283,145	256,845
Series 2018-M8, Class A2, 3.30%, 06/25/2028(d)	452,091	429,295
Series 2019-M21, Class 3A1, 2.10%, 06/25/2034	212,476	200,194
Series 2020-24, Class SP, 0.62% (-1 x 30 day avg SOFR U.S. + 5.94%), 04/25/2050(h)(i)	238,870	28,307
Series 2020-56, Class LI, 2.00%, 08/25/2050(i)	336,382	43,358
Series 2020-75, Class LI, 2.50%, 11/25/2050(i)	528,427	73,713
Series 2021-76, Class IY, 2.50%, 11/25/2051(i)	222,082	28,019
Series 2022-51, Class PS, 0.63% (-1 x 30 day avg SOFR U.S. + 5.95%), 08/25/2052(h)(i)	616,153	50,738
Flagstar Mortgage Trust
Series 2021-4, Class A21, 2.50%, 06/01/2051(a)(d)	200,845	159,405
Series 2021-5INV, Class B4, 3.34%, 07/25/2051(a)(d)	188,758	145,672
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2021-DNA3, Class M2, 7.42% (30 day avg SOFR U.S. + 2.10%), 10/25/2033(a)	625,000	635,920
Series 2021-DNA5, Class M2, 6.97% (30 day avg SOFR U.S. + 1.65%), 01/25/2034(a)	35,037	35,161
Series 2021-HQA2, Class M2, 7.37% (30 day avg SOFR US + 2.05%), 12/25/2033(a)	442,415	447,959
Series 2021-HQA3, Class M1, 6.17% (30 day avg SOFR US + 0.85%), 09/25/2041(a)	1,055,337	1,050,366
Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES – (continued)
Series 2022-DNA1, Class M1A, 6.32% (30 day avg SOFR US + 1.00%), 01/25/2042(a)	$270,290	$270,247
Series 2022-DNA3, Class M1B, 8.22% (30 day avg SOFR US + 2.90%), 04/25/2042(a)	495,000	511,734
Series 2022-DNA4, Class M1B, 8.67% (30 day avg SOFR US + 3.35%), 05/25/2042(a)	735,000	767,814
Series 2022-DNA5, Class M1B, 9.82% (30 day avg SOFR US + 4.50%), 06/25/2042(a)	670,000	724,510
Series 2023-HQA1, Class M1B, 8.82% (30 day avg SOFR US + 3.50%), 05/25/2043(a)	263,000	277,497
GS Mortgage Securities Corp. II
Series 2015-GC34, Class A3, 3.24%, 10/10/2048	979,605	949,475
Series 2016-GS4, Class C, 3.95%, 11/10/2049(d)	500,000	424,721
Series 2018-GS10, Class A3, 4.26%, 07/10/2051(d)	800,000	785,848
Series 2019-GC39, Class A3, 3.31%, 05/10/2052	1,022,000	932,190
Series 2019-GC42, Class A3, 2.75%, 09/10/2052	1,230,000	1,091,921
Series 2020-GC47, Class A4, 2.12%, 05/12/2053	1,400,000	1,186,004
Series 2020-GSA2, Class A4, 1.72%, 12/12/2053	1,100,000	880,319
Series 2021-GSA3, Class A4, 2.37%, 12/15/2054	1,400,000	1,155,538
Series 2021-IP, Class B, 6.59% (1 mo. Term SOFR + 1.26%), 10/15/2036(a)	1,720,000	1,676,057

See Notes to Financial Statements.
46   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2024

Schedule of Investments (unaudited)
March 31, 2024
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES – (continued)
GS Mortgage-Backed Securities Trust
Series 2021-PJ10, Class A4, 2.50%, 03/25/2052(a)(d)	$190,780	$151,178
Series 2021-PJ2, Class A4, 2.50%, 07/25/2051(a)(d)	75,513	59,932
Series 2021-PJ5, Class A4, 2.50%, 10/25/2051(a)(d)	321,968	255,537
Series 2021-PJ6, Class A4, 2.50%, 11/25/2051(a)(d)	232,903	184,546
Series 2021-PJ7, Class A4, 2.50%, 01/25/2052(a)(d)	377,756	299,814
Series 2021-PJ8, Class A4, 2.50%, 01/25/2052(a)(d)	178,357	141,557
Series 2022-PJ4, Class A36, 3.00%, 09/25/2052(a)(d)	88,313	72,965
Series 2022-PJ5, Class A36, 3.00%, 10/25/2052(a)(d)	255,753	211,306
Series 2023-PJ1, Class A24, 3.50%, 02/25/2053(a)(d)	300,278	258,556
Harborview Mortgage Loan Trust, Series 2005-11, Class 2A1A, 6.06% (1 mo. Term SOFR + 0.73%), 08/19/2045	22,535	20,357
HUD Office of the Secretary
Series 2010-9, Class UI, 5.00%, 01/20/2040(i)	629,703	130,255
Series 2013-99, Class AX, 3.00%, 07/20/2043(e)	138,101	125,005
Series 2015-143, Class WA, 4.00%, 10/20/2045	128,476	122,110
Series 2018-121, Class KS, 0.00% (-1 x 1 mo. Term SOFR + 3.75%), 09/20/2048(h)(i)	260,331	4,951
Series 2018-148, Class DS, 0.00% (-1 x 1 mo. Term SOFR + 3.73%), 10/20/2048(h)(i)	327,976	6,732
Series 2018-151, Class SL, 0.00% (-1 x 1 mo. Term SOFR + 3.69%), 11/20/2048(h)(i)	1,984,494	46,826
Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES – (continued)
Series 2018-155, Class PS, 0.00% (-1 x 1 mo. Term SOFR + 3.19%), 11/20/2048(h)(i)	$591,275	$7,610
Series 2018-76, Class IO, 4.00%, 06/20/2046(i)	30,874	3,793
Series 2019-92, Class S, 0.00% (-1 x 1 mo. Term SOFR + 2.70%), 07/20/2049(h)(i)	1,176,785	13,289
Series 2019-97, Class MS, 0.00% (-1 x 1 mo. Term SOFR + 2.97%), 08/20/2049(h)(i)	605,853	8,165
Series 2019-99, Class SA, 0.00% (-1 x 1 mo. Term SOFR + 3.24%), 08/20/2049(h)(i)	518,847	8,496
Series 2021-165, Class ST, 0.00% (-1 x 1 mo. Term SOFR + 3.25%), 01/20/2050(h)(i)	143,998	34
Series 2021-209, Class Z, 3.00%, 11/20/2051	622,266	441,490
Series 2022-124, Class QZ, 4.00%, 07/20/2052	128,258	102,756
Series 2022-126, Class CS, 0.00% (-1 x 30 day avg SOFR US + 3.76%), 07/20/2052(h)(i)	1,341,439	20,887
Series 2022-133, Class SA, 0.00% (-1 x 30 day avg SOFR US + 3.95%), 07/20/2052(h)(i)	516,925	9,060
Series 2022-148, Class DS, 0.00% (-1 x 30 day avg SOFR US + 3.60%), 08/20/2052(h)(i)	527,392	8,397
Series 2022-46, Class S, 0.00% (-1 x 30 day avg SOFR US + 3.50%), 03/20/2052(h)(i)	360,746	6,278
Series 2022-51, Class SC, 0.00% (-1 x 30 day avg SOFR US + 3.50%), 03/20/2052(h)(i)	1,095,497	22,503
Series 2022-66, Class SB, 0.00% (-1 x 30 day avg SOFR US + 3.85%), 04/20/2052(h)(i)	360,384	7,138

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2024   47

Schedule of Investments (unaudited)
March 31, 2024
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES – (continued)
Series 2022-68, Class SP, 0.00% (-1 x 30 day avg SOFR US + 3.85%), 04/20/2052(h)(i)	$291,691	$6,996
Series 2022-78, Class SB, 0.00% (-1 x 30 day avg SOFR US + 3.75%), 04/20/2052(h)(i)	669,081	13,978
Series 2022-78, Class MS, 0.00% (-1 x 30 day avg SOFR US + 3.60%), 04/20/2052(h)(i)	961,983	18,349
Series 2022-93, Class GS, 0.00% (-1 x 30 day avg SOFR US + 3.65%), 05/20/2052(h)(i)	224,017	4,004
Series 2023-111, Class ZA, 3.00%, 02/20/2052	508,816	344,340
Series 2023-169, Class EO, Zero Coupon, 05/20/2053(f)(g)	479,747	368,074
Series 2023-81, Class IO, 5.00%, 04/20/2052(i)	505,183	97,523
Series 2024-23, Class ID, 5.00%, 03/20/2040(i)	426,129	87,006
Hudsons Bay Simon JV Trust, Series 2015-HB10, Class C10, 5.45%, 08/05/2034(a)(d)	900,000	727,474
INTOWN Mortgage Trust, Series 2022-STAY, Class C, 9.01% (1 mo. Term SOFR + 3.69%), 08/15/2039(a)	1,000,000	1,005,611
JP Morgan Chase Commercial Mortgage Securities
Series 2016-JP4, Class A3, 3.39%, 12/15/2049	1,071,000	1,023,236
Series 2019-BKWD, Class A, 6.94% (1 mo. Term SOFR + 1.61%), 09/15/2029(a)	271,826	258,287
JP Morgan Mortgage Trust
Series 2015-1, Class B1, 6.68%, 12/25/2044(a)(d)	52,077	49,880
Series 2017-2, Class A13, 3.50%, 05/25/2047(a)(d)	6,385	5,521
Series 2017-5, Class A2, 4.26%, 10/26/2048(a)(d)	42,513	41,987
Series 2018-5, Class A13, 3.50%, 10/25/2048(a)(d)	30,137	25,953
Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES – (continued)
Series 2018-7FRB, Class A2, 6.19% (1 mo. Term SOFR + 0.86%), 04/25/2046(a)	$14,671	$14,150
Series 2018-8, Class A13, 4.00%, 01/25/2049(a)(d)	1,393	1,268
Series 2018-9, Class A13, 4.00%, 02/25/2049(a)(d)	1,331	1,210
Series 2019-1, Class A15, 4.00%, 05/25/2049(a)(d)	3,383	3,137
Series 2020-1, Class B2, 3.82%, 06/25/2050(a)(d)	31,917	27,682
Series 2021-10, Class A15, 2.50%, 12/25/2051(a)(d)	82,704	65,640
Series 2021-11, Class A15, 2.50%, 01/25/2052(a)(d)	173,057	137,351
Series 2021-14, Class A15, 2.50%, 05/25/2052(a)(d)	107,258	84,993
Series 2021-15, Class A15, 2.50%, 06/25/2052(a)(d)	360,832	285,932
Series 2021-4, Class B2, 2.88%, 08/25/2051(a)(d)	116,141	91,612
Series 2021-7, Class A15, 2.50%, 11/25/2051(a)(d)	152,374	120,935
Series 2021-8, Class A15, 2.50%, 12/25/2051(a)(d)	111,213	88,267
Series 2022-2, Class A25, 3.00%, 08/25/2052(a)(d)	87,991	72,699
Series 2022-3, Class A25, 3.00%, 08/25/2052(a)(d)	386,267	319,138
Series 2022-4, Class A17A, 3.00%, 10/25/2052(a)(d)	264,672	218,675
Series 2022-6, Class A17A, 3.00%, 11/25/2052(a)(d)	224,775	185,993
Series 2022-7, Class 1A17, 3.00%, 12/25/2052(a)(d)	128,629	106,275
Series 2022-LTV1, Class A1, 3.25%, 07/25/2052(a)(d)	127,117	108,249
Series 2022-LTV2, Class A6, 3.50%, 09/25/2052(a)(d)	269,185	232,120
Series 2023-1, Class A15B, 5.50%, 06/25/2053(a)(d)	131,478	127,777
Series 2024-3, Class A9, 3.00%, 05/25/2054(a)(d)	1,010,000	835,617
JPMBB Commercial Mortgage Securities Trust
Series 2014-C24, Class D, 3.87%, 11/15/2047(a)(d)	470,000	344,899

See Notes to Financial Statements.
48   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2024

Schedule of Investments (unaudited)
March 31, 2024
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES – (continued)
Series 2014-C25, Class A4A1, 3.41%, 11/15/2047	$234,627	$231,559
Series 2015-C30, Class A4, 3.55%, 07/15/2048	72,738	70,404
JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class A3, 3.05%, 10/15/2050	939,850	931,999
Manhattan West
Series 2020-1MW, Class A, 2.13%, 09/10/2039(a)	1,000,000	888,033
Series 2020-1MW, Class C, 2.33%, 09/10/2039(a)(d)	500,000	436,239
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C23, Class A3, 3.45%, 07/15/2050	163,962	159,867
Series 2016-C29, Class A3, 3.06%, 05/15/2049	230,485	221,304
Series 2016-C29, Class D, 3.00%, 05/15/2049(a)	400,000	325,635
Morgan Stanley Capital I, Inc.
Series 2018-H3, Class A3, 3.92%, 07/15/2051	32,180	31,543
Series 2018-L1, Class A3, 4.14%, 10/15/2051	2,500,000	2,390,584
Series 2019-BPR, Class A, 7.32% (1 mo. Term SOFR + 1.99%), 05/15/2036(a)	757,895	752,715
Series 2019-H6, Class A3, 3.16%, 06/15/2052	1,000,000	912,896
Morgan Stanley Residential Mortgage Loan Trust
Series 2021-5, Class A9, 2.50%, 08/25/2051(a)(d)	143,578	113,954
Series 2021-6, Class A9, 2.50%, 09/25/2051(a)(d)	134,528	106,771
Series 2021-6, Class A4, 2.50%, 09/25/2051(a)(d)	120,601	104,616
MSCG Trust, Series 2015-ALDR, Class A1, 2.61%, 06/07/2035(a)	30,382	28,977
MTN Commercial Mortgage Trust, Series 2022-LPFL, Class C, 7.72% (1 mo. Term SOFR + 2.39%), 03/15/2039(a)	1,090,000	1,058,663
Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES – (continued)
Natixis Commercial Mortgage Securities Trust
Series 2019-MILE, Class D, 8.16% (1 mo. Term SOFR + 2.83%), 07/15/2036(a)	$1,000,000	$762,327
Series 2019-MILE, Class F, 9.66% (1 mo. Term SOFR + 4.33%), 07/15/2036(a)	750,000	488,522
New Economy Assets LLC, Series 2021-1, Class B1, 2.41%, 10/20/2061(a)	1,730,000	1,452,793
New Residential Mortgage Loan Trust, Series 2018-4A, Class A1S, 6.19% (1 mo. Term SOFR + 0.86%), 01/25/2048(a)	34,262	33,205
Oak Street Real Estate Capital LLC, Series 2023-NLP, Class A, 6.09%, 03/15/2040(a)(d)	1,400,000	1,405,709
One Bryant Park Trust, Series 2019-OBP, Class A, 2.52%, 09/15/2054(a)	1,925,000	1,643,863
One Market Plaza Trust
Series 2017-1MKT, Class A, 3.61%, 02/10/2032(a)	730,448	674,272
Series 2017-1MKT, Class B, 3.85%, 02/10/2032(a)	1,000,000	905,601
Series 2017-1MKT, Class D, 4.15%, 02/10/2032(a)	1,000,000	873,113
Onslow Bay Mortgage Loan Trust
Series 2018-1, Class A2, 6.09% (1 mo. Term SOFR + 0.76%), 06/25/2057(a)	12,053	11,577
Series 2021-J2, Class A19, 2.50%, 07/25/2051(a)(d)	246,345	195,517
RCKT Mortgage Trust
Series 2021-4, Class A21, 2.50%, 09/25/2051(a)(d)	305,654	242,589
Series 2021-5, Class B4, 2.92%, 11/25/2051(a)(d)	188,580	142,655
Series 2022-2, Class A22, 2.50%, 02/25/2052(a)(d)	391,714	310,403
Series 2022-3, Class A21, 3.00%, 05/25/2052(a)(d)	146,818	121,303
Series 2022-4, Class A22, 3.50%, 06/25/2052(a)(d)	223,202	192,050

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2024   49

Schedule of Investments (unaudited)
March 31, 2024
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES – (continued)
Resimac MBS Trust, Series 2020-1A, Class A1A, 6.49% (1 mo. Term SOFR + 1.16%), 02/07/2052(a)	$28,923	$28,920
SCOTT Trust 2023-SFS, Series 2023-SFS, Class A, 5.91%, 03/15/2040(a)	1,550,000	1,558,851
Sequoia Mortgage Trust
Series 2015-2, Class A1, 3.50%, 05/25/2045(a)(d)	8,845	7,856
Series 2020-3, Class A19, 3.00%, 04/25/2050(a)(d)	48,665	40,801
Series 2021-4, Class A19, 2.50%, 06/25/2051(a)(d)	82,405	65,403
Series 2023-1, Class A19, 5.00%, 01/25/2053(a)(d)	202,992	192,168
Starwood Property Mortgage Trust, Series 2021-LIH, Class AS, 6.70% (1 mo. Term SOFR + 1.37%), 11/15/2036(a)	1,000,000	991,563
STORE Master Funding LLC
Series 2019-1, Class A1, 2.82%, 11/20/2049(a)	994,526	917,382
Series 2021-1A, Class A1, 2.12%, 06/20/2051(a)	1,134,187	957,886
TYSN 2023-CRNR Mortgage Trust, Series 2023-CRNR, Class A, 6.58%, 12/10/2033(a)(d)	1,000,000	1,045,039
UBS Commercial Mortgage Trust
Series 2017-C4, Class A3, 3.30%, 10/15/2050	810,814	759,110
Series 2017-C4, Class A4, 3.56%, 10/15/2050	148,558	136,555
Series 2017-C7, Class A3, 3.42%, 12/15/2050	239,250	225,576
Series 2018-C10, Class A3, 4.05%, 05/15/2051	1,203,041	1,140,898
Series 2018-C11, Class A3, 4.31%, 06/15/2051	386,102	375,073
UBS-BAMLL Trust, Series 2012-WRM, Class A, 3.66%, 06/10/2030(a)	41,197	37,824
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class D, 3.69%, 03/10/2046(a)(d)	225,000	156,231
Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES – (continued)
Verus Securitization Trust, Series 2019-4, Class M1, 3.21%, 11/25/2059(a)(d)	$100,000	$89,203
WB Commercial Mortgage Trust, Series 2024-HQ, Class A, 6.13%, 03/15/2040(a)(d)	700,000	703,774
Wells Fargo Commercial Mortgage Trust
Series 2019-C50, Class A4, 3.47%, 05/15/2052	933,131	869,701
Series 2020-SDAL, Class C, 7.18% (1 mo. Term SOFR + 1.85%), 02/15/2037(a)	1,295,000	1,288,562
Wells Fargo Mortgage Backed Securities Trust
Series 2019-2, Class A17, 4.00%, 04/25/2049(a)(d)	1,802	1,673
Series 2021-2, Class A17, 2.50%, 06/25/2051(a)(d)	298,569	236,966
Series 2022-2, Class A18, 2.50%, 12/25/2051(a)(d)	94,054	74,530
WF-RBS Commercial Mortgage Trust, Series 2013-C13, Class D, 3.99%, 05/15/2045(a)(d)	214,249	183,467
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $122,278,108)		114,909,061
ASSET-BACKED SECURITIES – 11.6%
ABPCI Direct Lending Fund ABS Ltd., Series 2020-1A, Class A, 3.20%, 12/20/2030(a)	1,409,767	1,346,110
ACHV ABS TRUST, Series 2023-1PL, Class B, 6.80%, 03/18/2030(a)	762,493	763,510
Adams Outdoor Advertising LP, Series 2023-1, Class A2, 6.97%, 07/15/2053(a)	500,000	519,035
Aligned Data Centers Issuer LLC
Series 2022-1A, Class A2, 6.35%, 10/15/2047(a)	1,000,000	1,012,211
Series 2023-1A, Class A2, 6.00%, 08/17/2048(a)	1,180,000	1,179,708

See Notes to Financial Statements.
50   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2024

Schedule of Investments (unaudited)
March 31, 2024
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
ASSET-BACKED SECURITIES – (continued)
AmeriCredit Automobile Receivables Trust
Series 2021-3, Class C, 1.41%, 08/18/2027	$300,000	$279,544
Series 2023-2, Class C, 6.00%, 07/18/2029	500,000	507,890
AMSR Trust, Series 2019-SFR1, Class D, 3.25%, 01/19/2039(a)	100,000	93,049
Anchorage Capital CLO Ltd., Series 2021-17A, Class A1, 6.75% (3 mo. Term SOFR + 1.43%), 07/15/2034(a)	2,000,000	2,001,164
Angel Oak Mortgage Trust LLC, Series 2021-8, Class A3, 2.84%, 11/25/2066(a)(d)	100,000	69,209
ArrowMark Colorado Holdings, Series 2021-13A, Class A1, 6.77% (3 mo. Term SOFR + 1.45%), 07/15/2034(a)	1,000,000	999,017
Atlas Senior Loan Fund Ltd., Series 2018-11A, Class A1L, 6.69% (3 mo. Term SOFR + 1.36%), 07/26/2031(a)	846,439	846,443
Avis Budget Car Rental LLC
Series 2021-1A, Class A, 1.38%, 08/20/2027(a)	800,000	734,972
Series 2021-2A, Class A, 1.66%, 02/20/2028(a)	900,000	819,851
Series 2022-1A, Class A, 3.83%, 08/21/2028(a)	1,000,000	959,318
Series 2023-2A, Class A, 5.20%, 10/20/2027(a)	400,000	399,221
Series 2023-3A, Class A, 5.44%, 02/22/2028(a)	600,000	603,478
Series 2023-4A, Class A, 5.49%, 06/20/2029(a)	2,000,000	2,014,638
Balboa Bay Loan Funding Ltd.
Series 2020-1A, Class AR, 6.70% (3 mo. Term SOFR + 1.38%), 01/20/2032(a)	997,550	998,375
Series 2021-1A, Class A, 6.78% (3 mo. Term SOFR + 1.46%), 07/20/2034(a)	1,000,000	1,000,160
Series 2024-1A, Class A, 5.36%, 06/20/2030(a)	500,000	502,476
Investments	Principal Amount	Value
ASSET-BACKED SECURITIES – (continued)
Bankers Healthcare Group, Inc.
Series 2022-C, Class B, 5.93%, 10/17/2035(a)	$1,690,000	$1,674,120
Series 2023-B, Class B, 7.45%, 12/17/2036(a)	540,000	558,699
Bellemeade Re Ltd.
Series 2021-3A, Class M1A, 6.32% (30 day avg SOFR US + 1.00%), 09/25/2031(a)	47,328	47,318
Series 2022-1, Class M1A, 7.07% (30 day avg SOFR US + 1.75%), 01/26/2032(a)	332,542	332,691
Blue Stream Communications LLC, Series 2023-1A, Class A2, 5.40%, 05/20/2053(a)	1,300,000	1,254,129
Business Jet Securities LLC
Series 2020-1A, Class A, 2.98%, 11/15/2035(a)	35,920	34,907
Series 2022-1A, Class B, 5.19%, 06/15/2037(a)	640,415	591,563
Carlyle Global Market Strategies, Series 2021-5A, Class A1, 6.70% (3 mo. Term SOFR + 1.38%), 07/20/2034(a)	1,500,000	1,499,979
CarMax Auto Owner Trust
Series 2021-1, Class C, 0.94%, 12/15/2026	400,000	381,283
Series 2021-2, Class C, 1.34%, 02/16/2027	200,000	189,934
Series 2021-3, Class C, 1.25%, 05/17/2027	190,000	178,111
Series 2021-4, Class C, 1.38%, 07/15/2027	200,000	186,159
Series 2022-1, Class C, 2.20%, 11/15/2027	300,000	281,513
Series 2022-1, Class D, 2.47%, 07/17/2028	100,000	93,431
CarVal CLO, Series 2023-1A, Class A1, 7.52% (3 mo. Term SOFR + 2.20%), 01/20/2035(a)	2,000,000	2,006,592
CBAM Ltd., Series 2020-12A, Class AR, 6.76% (3 mo. Term SOFR + 1.44%), 07/20/2034(a)	1,750,000	1,749,900

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2024   51

Schedule of Investments (unaudited)
March 31, 2024
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
ASSET-BACKED SECURITIES – (continued)
Citibank NA, Series 2018-A7, Class A7, 3.96%, 10/13/2030	$600,000	$579,665
Commonbond Student Loan Trust
Series 2018-CGS, Class A1, 3.87%, 02/25/2046(a)	26,233	24,993
Series 2020-AGS, Class A, 1.98%, 08/25/2050(a)	169,721	147,585
Credit Acceptance Corp.
Series 2021-4, Class C, 1.94%, 02/18/2031(a)	830,000	790,829
Series 2023-5A, Class C, 7.30%, 04/17/2034(a)	1,000,000	1,017,178
Credit Suisse Mortgage Capital Certificates, Series 2018-RPL9, Class A, 3.85%, 09/25/2057(a)(d)	111,753	105,334
Diamond CLO Ltd., Series 2019-1A, Class DR, 8.99% (3 mo. Term SOFR + 3.66%), 04/25/2029(a)	209,184	208,925
Delta Air Lines, Inc.
Series 2015-1, 3.88%, 07/30/2027	351,290	328,047
Series 2019-1, 3.40%, 04/25/2024	150,000	149,558
Series 2019-1, 3.20%, 04/25/2024	1,000,000	999,234
DigitalBridge Issuer LLC, Series 2021-1A, Class A2, 3.93%, 09/25/2051(a)	1,020,000	938,417
Ellington Loan Acquisition Trust, Series 2007-2, Class A2C, 6.54% (1 mo. Term SOFR + 1.21%), 05/25/2037(a)	3,294	3,263
Fannie Mae or Freddie Mac, Pool 000TBA, 5.50%, 03/25/2053	5,000,000	4,975,181
FedEx Corp., Series 2020-1AA, 1.88%, 02/20/2034	55,274	45,798
Flexential Issuer LLC, Series 2021-1A, Class A2, 3.25%, 11/27/2051(a)	1,700,000	1,540,560
Ford Credit Auto Owner Trust
Series 2020-1, Class A, 2.04%, 08/15/2031(a)	800,000	776,400
Series 2020-2, Class A, 1.06%, 04/15/2033(a)	200,000	187,353
Investments	Principal Amount	Value
ASSET-BACKED SECURITIES – (continued)
Series 2021-1, Class A, 1.37%, 10/17/2033(a)	$3,000,000	$2,778,495
Series 2021-1, Class B, 1.61%, 10/17/2033(a)	120,000	111,134
Series 2021-2, Class B, 1.91%, 05/15/2034(a)	100,000	91,503
Ford Credit Floorplan LLC, Series 2020-2, Class A, 1.06%, 09/15/2027	600,000	564,116
General Motors Financial Co., Inc., Series 2021-2, Class C, 1.01%, 01/19/2027	300,000	282,255
Global Sea Containers Two SRL
Series 2020-1A, Class A, 2.17%, 10/17/2040(a)	707,427	652,632
Series 2020-2A, Class A, 2.26%, 11/19/2040(a)	184,909	170,793
Series 2020-2A, Class B, 3.32%, 11/19/2040(a)	154,086	140,692
GM Financial Consumer Automobile Receivables Trust
Series 2023-4, Class B, 6.16%, 04/16/2029	500,000	513,015
Series 2023-4, Class C, 6.41%, 05/16/2029	300,000	309,059
GM Financial Revolving Receivables Trust
Series 2021-1, Class B, 1.49%, 06/12/2034(a)	100,000	90,461
Series 2023-2, Class A, 5.77%, 08/11/2036(a)	500,000	516,955
Golub Capital Partners ABS Funding Ltd., Series 2020-1A, Class A2, 3.21%, 01/22/2029(a)	445,603	428,295
GoodLeap Sustainable Home Solutions Trust
Series 2021-3CS, Class A, 2.10%, 05/20/2048(a)	293,145	230,347
Series 2021-5CS, Class A, 2.31%, 10/20/2048(a)	1,151,515	926,128
Series 2022-1GS, Class A, 2.70%, 01/20/2049(a)	822,960	680,723
Series 2022-3CS, Class A, 4.95%, 07/20/2049(a)	886,158	832,155
Series 2022-4CS, Class B, 5.55%, 11/20/2054(a)	500,000	438,839

See Notes to Financial Statements.
52   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2024

Schedule of Investments (unaudited)
March 31, 2024
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
ASSET-BACKED SECURITIES – (continued)
HERO Funding Trust
Series 2016-1A, Class A, 4.05%, 09/20/2041(a)	$246,107	$226,199
Series 2016-3A, Class A1, 3.08%, 09/20/2042(a)	112,614	99,611
Series 2020-1A, Class A, 2.59%, 09/20/2057(a)	433,591	355,286
Hertz Corp., Series 2021-2A, Class A, 1.68%, 12/27/2027(a)	400,000	365,007
Hertz Global Holdings, Inc., Series 2022-2A, Class A, 2.33%, 06/26/2028(a)	1,100,000	1,007,279
Hertz Vehicle Financing LLC
Series 2023-2A, Class C, 7.13%, 09/25/2029(a)	900,000	928,340
Series 2023-3A, Class A, 5.94%, 02/25/2028(a)	500,000	507,403
Home Equity Asset Trust, Series 2003-1, Class M1, 6.94% (1 mo. Term SOFR + 1.61%), 06/25/2033	2,357	2,245
Home Partners of America Trust, Series 2021-3, Class A, 2.20%, 01/17/2041(a)	353,902	310,256
IPFS Corp., Series 2022-D, Class A, 4.27%, 08/15/2027(a)	2,350,000	2,313,043
Jamestown CLO Ltd., Series 2019-14A, Class A1AR, 6.78% (3 mo. Term SOFR + 1.46%), 10/20/2034(a)	1,125,000	1,121,640
KKR Static CLO Trust, Series 2022-2A, Class A1, 7.54% (3 mo. Term SOFR + 2.22%), 10/20/2031(a)	2,296,049	2,296,391
Laurel Road Prime Student Loan Trust, Series 2019-A, Class A2FX, 2.73%, 10/25/2048(a)	18,824	18,380
Lendmark Funding Trust, Series 2024-1A, Class A, 5.53%, 06/21/2032(a)	2,000,000	2,008,876
LIAS Administration Fee Issuer, Series 2018-1A, Class A, 5.96%, 07/25/2048	988,907	909,177
Loanpal Solar Loan Ltd.
Series 2021-1GS, Class A, 2.29%, 01/20/2048(a)	611,719	490,693
Investments	Principal Amount	Value
ASSET-BACKED SECURITIES – (continued)
Series 2021-2GS, Class A, 2.22%, 03/20/2048(a)	$343,333	$266,973
Logan CLO, Series 2021-1A, Class A, 6.74% (3 mo. Term SOFR + 1.42%), 07/20/2034(a)	1,000,000	1,000,742
Mariner Finance Issuance Trust, Series 2021-AA, Class A, 1.86%, 03/20/2036(a)	1,710,000	1,573,764
MidOcean Credit CLO, Series 2018-9A, Class A1, 6.73% (3 mo. Term SOFR + 1.41%), 07/20/2031(a)	391,867	391,880
MCA Fund Holding LLC, Series 2020-1, Class A, 3.25%, 11/15/2035(a)	378,524	364,314
MFRA Trust, Series 2021-RPL1, Class A1, 1.13%, 07/25/2060(a)(d)	452,301	398,077
MMAF Equipment Finance LLC
Series 2019-A, Class A5, 3.08%, 11/12/2041(a)	197,546	194,307
Series 2019-B, Class A5, 2.29%, 11/12/2041(a)	300,000	282,004
Monroe Capital ABS Funding Ltd., Series 2021-1A, Class A2, 2.82%, 04/22/2031(a)	1,949,813	1,893,013
Mosaic Solar Loans LLC
Series 2020-1A, Class A, 2.10%, 04/20/2046(a)	425,222	368,368
Series 2020-2A, Class A, 1.44%, 08/20/2046(a)	481,623	405,204
Series 2021-1A, Class B, 2.05%, 12/20/2046(a)	554,743	435,292
Series 2021-3A, Class A, 1.44%, 06/20/2052(a)	1,155,757	935,802
Series 2021-3A, Class C, 1.77%, 06/20/2052(a)	389,253	327,325
Series 2022-3A, Class A, 6.10%, 06/20/2053(a)	815,523	837,755
Mountain View CLO Ltd., Series 2022-1A, Class A, 7.81% (3 mo. Term SOFR + 2.50%), 10/15/2032(a)	2,500,000	2,499,825
Mountain View Funding CLO, Series 2015-9A, Class A1R, 6.70% (3 mo. Term SOFR + 1.38%), 07/15/2031(a)	945,078	945,404

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2024   53

Schedule of Investments (unaudited)
March 31, 2024
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
ASSET-BACKED SECURITIES – (continued)
NADG NNN Operating LP, Series 2019-1, Class A, 3.37%, 12/28/2049(a)	$375,462	$362,749
Nassau CFO LLC, Series 2019-1, Class A, 3.98%, 08/15/2034(a)	654,639	618,152
Navient Student Loan Trust
Series 2018-CA, Class A2, 3.52%, 06/16/2042(a)	6,487	6,448
Series 2019-CA, Class A2, 3.13%, 02/15/2068(a)	77,367	74,377
Series 2020-BA, Class A2, 2.12%, 01/15/2069(a)	122,720	112,741
Series 2020-DA, Class A, 1.69%, 05/15/2069(a)	95,919	87,536
Newtek Small Business Loan Trust
Series 2018-1, Class A, 7.95% (Prime Rate + (0.55%)), 02/25/2044(a)	154,862	153,679
Series 2018-1, Class B, 9.25% (Prime Rate + 0.75%), 02/25/2044(a)	74,528	74,100
NFAS2 LLC, Series 2022-1, Class A, 6.86%, 09/15/2028(a)	830,000	818,832
North Mill Equipment Finance LLC, Series 2022-B, Class B, 7.12%, 06/15/2029(a)	1,340,000	1,353,954
Northwoods Capital Ltd., Series 2017-15A, Class A1R, 6.80% (3 mo. Term SOFR + 1.47%), 06/20/2034(a)	2,000,000	1,992,914
NXT Capital CLO LLC, Series 2020-1A, Class C, 8.93% (3 mo. Term SOFR + 3.61%), 01/20/2031(a)	1,620,000	1,620,191
Oaktown Re, Series 2021-2, Class M1A, 6.92% (30 day avg SOFR US + 1.60%), 04/25/2034(a)	446,298	446,429
Ocean Trails CLO, Series 2014-5A, Class ARR, 6.86% (3 mo. Term SOFR + 1.54%), 10/13/2031(a)	1,380,777	1,380,783
OCP CLO Ltd., Series 2015-9A, Class A1R2, 6.57% (3 mo. Term SOFR + 1.25%), 01/15/2033(a)	1,000,000	999,957
Investments	Principal Amount	Value
ASSET-BACKED SECURITIES – (continued)
OFSI Fund Ltd., Series 2023-12A, Class A1, 7.72% (3 mo. Term SOFR + 2.40%), 01/20/2035(a)	$2,000,000	$2,013,742
On Deck Capital, Inc., Series 2021-1A, Class B, 2.28%, 05/17/2027(a)	2,050,000	2,036,898
OneMain Direct Auto Receivables Trust
Series 2019-1A, Class A, 3.63%, 09/14/2027(a)	900,000	887,491
Series 2021-1A, Class C, 1.42%, 07/14/2028(a)	500,000	458,717
Series 2021-1A, Class B, 1.26%, 07/14/2028(a)	600,000	553,504
OneMain Financial Issuance Trust
Series 2020-2A, Class A, 1.75%, 09/14/2035(a)	600,000	558,816
Series 2021-1A, Class A2, 6.08% (30 day avg SOFR US + 0.76%), 06/16/2036(a)	600,000	597,859
Series 2022-3A, Class A, 5.94%, 05/15/2034(a)	1,350,000	1,357,327
Series 2023-2A, Class A1, 5.84%, 09/15/2036(a)	1,200,000	1,218,338
Series 2023-2A, Class B, 6.17%, 09/15/2036(a)	1,070,000	1,090,437
Oportun Financial Corp., Series 2021-B, Class C, 3.65%, 05/08/2031(a)	1,290,000	1,223,849
Oxford Finance Funding Trust, Series 2023-1A, Class A2, 6.72%, 02/15/2031(a)	2,700,000	2,720,559
Pennsylvania Higher Education Assistance Agency, Series 2021-1A, Class A, 5.96% (30 day avg SOFR US + 0.64%), 05/25/2070(a)	280,217	278,466
ReadyCap Commercial LLC, Series 2019-2, Class A, 8.00% (Prime Rate + (0.50%)), 12/27/2044(a)	116,880	116,942
Regatta Funding Ltd., Series 2016-1A, Class A1R2, 6.74% (3 mo. Term SOFR + 1.41%), 06/20/2034(a)	1,500,000	1,500,063

See Notes to Financial Statements.
54   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2024

Schedule of Investments (unaudited)
March 31, 2024
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
ASSET-BACKED SECURITIES – (continued)
Regional Management Issuance Trust
Series 2020-1, Class A, 2.34%, 10/15/2030(a)	$159,930	$157,050
Series 2021-1, Class A, 1.68%, 03/17/2031(a)	1,715,096	1,662,225
Renew, Series 2018-1, Class A, 3.95%, 09/20/2053(a)	149,650	136,781
Renew Financial, Series 2021-1, Class A, 2.06%, 11/20/2056(a)	617,169	492,330
Republic Finance Issuance Trust
Series 2020-A, Class A, 2.47%, 11/20/2030(a)	464,851	459,410
Series 2020-A, Class B, 3.54%, 11/20/2030(a)	600,000	584,965
ROMARK CLO LLC, Series 2018-1A, Class A1, 6.61% (3 mo. Term SOFR + 1.29%), 04/20/2031(a)	1,488,562	1,489,159
Sabey Data Center Issuer LLC
Series 2020-1, Class A2, 3.81%, 04/20/2045(a)	740,000	716,372
Series 2022-1, Class A2, 5.00%, 06/20/2047(a)	600,000	564,387
Santander Consumer USA Holdings, Inc.
Series 2023-4, Class C, 6.04%, 12/15/2031	600,000	610,095
Series 2023-5, Class C, 6.43%, 02/18/2031	900,000	929,396
Series 2023-6, Class B, 5.98%, 04/16/2029	300,000	304,324
Series 2023-6, Class C, 6.40%, 03/17/2031	100,000	100,566
Santander Consumer USA, Inc., Series 2023-1, Class C, 5.09%, 05/15/2030	200,000	197,722
Santander Drive Auto Receivables LLC, Series 2021-2, Class D, 1.35%, 07/15/2027	466,416	452,747
SBA Depositor LLC, Series 2022-1, 6.60%, 01/15/2028(a)	1,000,000	1,024,447
Sculptor Alternative Solutions LLC, Series B, 6.00%, 05/15/2029(a)	1,720,000	1,459,419
Investments	Principal Amount	Value
ASSET-BACKED SECURITIES – (continued)
SFS Auto Receivables Securitization Trust
Series 2023-1A, Class B, 5.71%, 01/22/2030(a)	$100,000	$101,019
Series 2023-1A, Class C, 5.97%, 02/20/2031(a)	100,000	101,626
SoFi Professional Loan Program LLC
Series 2019-A, Class A2FX, 3.69%, 06/15/2048(a)	48,443	46,742
Series 2019-C, Class A2FX, 2.37%, 11/16/2048(a)	107,789	100,819
Series 2020-A, Class A2FX, 2.54%, 05/15/2046(a)	194,297	182,559
Series 2020-C, Class AFX, 1.95%, 02/15/2046(a)	104,485	95,200
Stack Infrastructure Issuer LLC, Series 2023-3A, Class A2, 5.90%, 10/25/2048(a)	1,270,000	1,273,580
Starwood Property Mortgage Trust
Series 2019-FL1, Class B, 7.04% (1 mo. Term SOFR + 1.71%), 07/15/2038(a)	470,000	460,090
Series 2019-FL1, Class C, 7.39% (1 mo. Term SOFR + 2.06%), 07/15/2038(a)	280,000	273,802
Structured Asset Investment Loan Trust, Series 2004-8, Class M1, 6.34% (1 mo. Term SOFR + 1.01%), 09/25/2034	8,408	7,973
Summit Issuer LLC
Series 2020-1A, Class A2, 2.29%, 12/20/2050(a)	1,620,000	1,510,254
Series 2023-1A, Class A2, 5.60%, 02/20/2053(a)	1,000,000	981,217
Sunnova Energy International, Inc.
Series 2023-B, Class A, 5.30%, 08/22/2050(a)	968,741	952,017
Series 2023-GRID1, Class 1A, 5.75%, 12/20/2050(a)	927,880	941,632
Sunrun, Inc.
Series 2018-1, Class A, 5.31%, 04/30/2049(a)	219,215	209,727

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2024   55

Schedule of Investments (unaudited)
March 31, 2024
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
ASSET-BACKED SECURITIES – (continued)
Series 2019-1A, Class A, 3.98%, 06/30/2054(a)	$319,362	$298,012
Series 2021-2A, Class A, 2.27%, 01/30/2057(a)	1,130,071	921,952
Series 2022-1A, Class A, 4.75%, 07/30/2057(a)	924,640	862,419
Series 2023-2A, Class A1, 6.60%, 01/30/2059(a)	1,260,350	1,265,547
SWC Funding LLC, Series 2018-1A, Class A, 4.75%, 08/15/2033(a)	268,305	268,253
Symphony CLO Ltd., Series 2012-9A, Class CR3, 8.08% (3 mo. Term SOFR + 2.76%), 07/16/2032(a)	1,840,000	1,816,717
TCW ClO 2017-1 LLC, Series 2017-1A, Class A1RR, 6.76% (3 mo. Term SOFR + 1.44%), 10/29/2034(a)	750,000	750,347
Tesla Auto Lease Trust
Series 2021-B, Class A3, 0.60%, 09/22/2025(a)	306,232	305,782
Series 2023-A, Class A2, 5.86%, 08/20/2025(a)	609,563	610,369
Series 2023-A, Class A3, 5.89%, 06/22/2026(a)	500,000	502,761
Series 2023-B, Class A3, 6.13%, 09/21/2026(a)	1,222,000	1,233,186
Series 2023-B, Class B, 6.57%, 08/20/2027(a)	1,090,000	1,103,530
Series 2024-A, Class A3, 5.30%, 06/21/2027(a)	1,170,000	1,167,524
Tesla Electric Vehicle Trust, Series 2023-1, Class A3, 5.38%, 06/20/2028(a)	1,200,000	1,204,534
Tikehau US CLO Ltd., Series 2023-1A, Class A1, 7.51% (3 mo. Term SOFR + 2.20%), 07/15/2034(a)	1,500,000	1,530,042
Towd Point Mortgage Trust
Series 2020-4, Class A1, 1.75%, 10/25/2060(a)	123,151	108,073
Series 2021-SJ1, Class A1, 2.25%, 07/25/2068(a)(d)	324,179	303,862
Series 2021-SJ2, Class A1A, 2.25%, 12/25/2061(a)(d)	488,804	459,980
Toyota Auto Loan Extended Note Trust, Series 2020-1A, Class A, 1.35%, 05/25/2033(a)	300,000	286,356
Investments	Principal Amount	Value
ASSET-BACKED SECURITIES – (continued)
Trimaran CAVU LLC, Series 2019-1A, Class A1, 7.04% (3 mo. Term SOFR + 1.72%), 07/20/2032(a)	$500,000	$500,158
Two Harbors Investment Corp., Series 2019-FT1, Class A, 8.24% (1 mo. Term SOFR + 2.91%), 06/25/2024(a)	250,000	248,276
VCP RRL ABS, Series 2021-1A, Class A, 2.15%, 10/20/2031(a)	550,374	518,112
Verus Securitization Trust, Series 2021-7, Class A3, 2.24%, 10/25/2066(a)(d)	109,080	90,962
Vivant Solar Financing V Parent LLC
Series 2018-1A, Class A, 4.73%, 04/30/2048(a)	220,270	205,071
Series 2018-1A, Class B, 7.37%, 04/30/2048(a)	506,492	472,311
Voya CLO Ltd., Series 2019-3A, Class AR, 6.66% (3 mo. Term SOFR + 1.34%), 10/17/2032(a)	2,500,000	2,500,008
Wendy’s SPV Guarantor LLC, Series 2019-1A, Class A2I, 3.78%, 06/15/2049(a)	448,734	430,425
Westlake Automobile Receivables Trust, Series 2023-1A, Class C, 5.74%, 08/15/2028(a)	1,600,000	1,599,101
Wheels Fleet Lease Funding 1 LLC, Series 2023-1A, Class A, 5.80%, 04/18/2038(a)	1,100,000	1,100,661
Wind River CLO Ltd., Series 2016-1KRA, Class A1R2, 6.79% (3 mo. Term SOFR + 1.47%), 10/15/2034(a)	750,000	747,259
World Omni Select Auto Trust, Series 2021-A, Class C, 1.09%, 11/15/2027	100,000	93,875
Zais CLO Ltd., Series 2018-2A, Class A, 6.78% (3 mo. Term SOFR + 1.46%), 07/20/2031(a)	793,213	793,213
TOTAL ASSET-BACKED SECURITIES (Cost $150,299,360)		146,959,680

See Notes to Financial Statements.
56   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2024

Schedule of Investments (unaudited)
March 31, 2024
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
MUNICIPAL BONDS – 1.7%
Arizona Industrial Development Authority (AZ), 3.25%, 07/01/2031 (Obligor: Kipp Nyc Public Chtr Schs)	$750,000	$654,381
Bay Area Toll Authority (CA), 6.26%, 04/01/2049	150,000	169,279
California Health Facilities Financing Authority (CA), 4.35%, 06/01/2041	250,000	228,870
Chula Vista Municipal Financing Authority (CA), 4.28%, 12/01/2048	1,000,000	847,634
City & County of San Francisco (CA) Community Facilities District No 2014-1, 3.48%, 09/01/2050	1,000,000	725,575
City of Detroit (MI), 2.51%, 04/01/2025	650,000	627,642
City of Fort Wayne (IN), 10.75%, 12/01/2029 (Obligor: Do Good Foods Ft Wayne Ob)	234,358	23
City of Los Angeles (CA)
3.50%, 09/01/2037	315,000	271,164
5.00%, 09/01/2042	1,000,000	982,569
City of Port Lions (AK), 7.50%, 10/01/2052	1,510,000	1,574,336
Connecticut Green Bank (CT), 2.90%, 11/15/2035 (Obligor: Connecticut Lt & Pwr Co)	1,000,000	835,475
District of Columbia (DC), 3.85%, 02/28/2025 (Obligor: Plenary Infrastructure Dc)	1,750,000	1,720,112
Fairfax County Economic Development Authority (VA), 5.59%, 10/01/2024	500,000	500,806
Florida Development Finance Corp. (FL)
8.00%, 07/01/2057 (Obligor: Brightline Fl Holdings)(a)(e)(j)	1,000,000	1,060,000
8.25%, 07/01/2057(a)(d)(j)	1,000,000	999,681
Freddie Mac Multifamily ML Certificates (NY)
1.88%, 07/25/2037	1,247	984
1.51%, 09/25/2037	9,865,000	1,030,152
Investments	Principal Amount	Value
MUNICIPAL BONDS – (continued)
Freddie Mac Multifamily Variable Rate Certificate (NY)
2.88%, 07/25/2036	$4,207	$3,742
3.15%, 10/15/2036	984,430	831,951
4.05%, 08/25/2038	988,321	951,319
3.65%, 11/25/2038(a)	1,155	1,067
Indiana Finance Authority (IN), 3.05%, 01/01/2051 (Obligor: E End Crossing Partners)	215,000	160,817
Los Angeles Community College District (CA), 2.11%, 08/01/2032	770,000	646,195
Massachusetts Housing Finance Agency (MA), 5.56%, 12/01/2052	935,000	931,687
Metropolitan Transportation Authority (NY), 5.18%, 11/15/2049	1,000,000	927,225
Morris County Improvement Authority (NJ), 1.05%, 06/15/2026	200,000	184,894
New Hampshire Business Finance Authority (NH), 5.60%, 02/01/2029 (Obligor: Hanwha Q Cells Usa Inc)(a)(d)	1,000,000	1,000,000
New Jersey Economic Development Authority (NJ), 4.93%, 03/01/2025	750,000	746,175
New Jersey Turnpike Authority (NJ), 7.41%, 01/01/2040	300,000	357,763
Oregon State Business Development Commission (OR), 6.50%, 04/01/2031 (Obligor: Red Rock Biofuels Llc)(a)(b)(e)(j)	500,000	50
Philadelphia Energy Authority (The) (PA), 5.39%, 11/01/2025	500,000	500,994
South Dakota Housing Development Authority (SD), 5.46%, 05/01/2053	295,000	292,920
State of California (CA), 7.35%, 11/01/2039	275,000	324,981
State of Hawaii Department of Business Economic Development & Tourism (HI), 3.24%, 01/01/2031	907,822	872,966

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2024   57

Schedule of Investments (unaudited)
March 31, 2024
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
MUNICIPAL BONDS – (continued)
University of Minnesota (MN), 4.05%, 04/01/2052	$380,000	$332,253
Upper Santa Clara Valley Joint Powers Authority (CA), 3.88%, 08/01/2048	500,000	413,510
TOTAL MUNICIPAL BONDS (Cost $23,218,245)		21,709,192
SUPRANATIONAL BONDS – 1.3%
African Development Bank, 4.13%, 02/25/2027	1,000,000	988,068
Arab Petroleum Investments Corp., 1.48%, 10/06/2026(a)	1,200,000	1,095,101
Asian Development Bank, 3.13%, 09/26/2028	1,500,000	1,424,356
Asian Infrastructure Investment Bank (The), 4.88%, 09/14/2026	1,000,000	1,005,199
Central American Bank for Economic Integration, 5.00%, 02/09/2026(a)	500,000	497,202
Corp. Andina de Fomento, 5.00%, 01/24/2029	395,000	393,355
Council Of Europe Development Bank, 3.00%, 06/16/2025	1,000,000	975,188
European Investment Bank
2.38%, 05/24/2027	500,000	469,635
0.63%, 10/21/2027	700,000	612,578
3.25%, 11/15/2027	1,110,000	1,065,748
0.75%, 09/23/2030	1,000,000	801,608
Inter-American Development Bank, 1.13%, 07/20/2028	344,000	300,549
Inter-American Investment Corp., 2.63%, 04/22/2025	1,000,000	972,823
International Bank for Reconstruction & Development
3.13%, 11/20/2025	108,000	105,186
0.00%, 03/31/2027(f)	1,000,000	919,160
0.75%, 11/24/2027	322,000	282,046
0.00%, 03/31/2028(f)	1,000,000	971,990
International Finance Corp., 5.44% (SOFR + 0.09%), 04/03/2024	1,348,000	1,348,019
International Finance Facility for Immunisation Co., 1.00%, 04/21/2026	1,000,000	925,125
Kreditanstalt fuer Wiederaufbau, 0.75%, 09/30/2030	1,000,000	802,336
Investments	Principal Amount	Value
SUPRANATIONAL BONDS – (continued)
OPEC Fund for International Development (The), 4.50%, 01/26/2026(a)	$1,000,000	$987,474
TOTAL SUPRANATIONAL BONDS (Cost $17,736,219)		16,942,746
FOREIGN GOVERNMENT AGENCIES – 1.1%
BNG Bank NV, 3.50%, 05/19/2028(a)	1,000,000	962,774
Caisse d’Amortissement de la Dette Sociale, 4.88%, 09/19/2026(a)	1,000,000	1,005,133
Development Bank of Japan, Inc., 1.75%, 02/18/2025(a)	226,000	218,734
Export Development Canada
3.38%, 08/26/2025	1,000,000	979,029
3.88%, 02/14/2028	1,800,000	1,763,387
Hydro-Quebec, 8.05%, 07/07/2024	1,000,000	1,005,970
Japan Bank for International Cooperation, 4.38%, 10/05/2027	1,000,000	989,634
Kommunalbanken AS, 2.13%, 02/11/2025(a)	500,000	486,849
Korea National Oil Corp.
4.75%, 04/03/2026(a)	200,000	197,416
4.88%, 04/03/2028(a)	205,000	203,786
Landwirtschaftliche Rentenbank, 0.88%, 09/03/2030	1,000,000	804,704
Nederlandse Waterschapsbank NV
4.00%, 06/01/2028(a)	1,500,000	1,470,895
4.38%, 02/28/2029(a)	1,000,000	998,259
Province of British Columbia Canada, 4.20%, 07/06/2033	235,000	227,900
Province of Quebec Canada
2.75%, 04/12/2027	1,000,000	946,824
1.90%, 04/21/2031	1,000,000	842,707
4.50%, 09/08/2033	1,000,000	989,593
TOTAL FOREIGN GOVERNMENT AGENCIES (Cost $14,605,851)		14,093,594
FOREIGN GOVERNMENT OBLIGATIONS – 0.4%
Bermuda Government International Bond, 2.38%, 08/20/2030(a)	200,000	167,040
Canada Government International Bond, 2.88%, 04/28/2025	1,100,000	1,075,396

See Notes to Financial Statements.
58   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2024

Schedule of Investments (unaudited)
March 31, 2024
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS – (continued)
Colombia Government International Bond, 8.75%, 11/14/2053	$1,000,000	$1,084,987
Indonesia Government International Bond, 3.50%, 01/11/2028	280,000	265,454
Mexico Government International Bond
6.00%, 05/07/2036	461,000	461,948
4.28%, 08/14/2041	260,000	208,490
Panama Government International Bond
3.75%, 03/16/2025	420,000	408,498
6.70%, 01/26/2036	100,000	96,941
Peruvian Government International Bond, 2.78%, 01/23/2031	107,000	91,545
Republic of Italy Government International Bond, 4.00%, 10/17/2049	1,000,000	742,338
Romanian Government International Bond, 6.00%, 05/25/2034(a)	60,000	59,509
Serbia International Bond, 2.13%, 12/01/2030(a)	370,000	292,781
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $5,221,188)		4,954,927
BANK LOANS – 0.1%
INDUSTRIAL – 0.1%
LTR Intermediate Holdings, Inc., 9.95% (1 mo. Term SOFR + 4.50%), 05/07/2028	979,918	917,036
UTILITIES – 0.0%(k)
Constellation Renewables LLC First Lien, 8.15% (3 mo. Term SOFR + 2.50%), 12/15/2027	869,947	869,947
TOTAL BANK LOANS (Cost $1,840,532)		1,786,983

Investments	Shares	Value
PREFERRED STOCKS – 0.1%
FINANCIAL – 0.1%
Gladstone Investment Corp., 4.88%, 11/01/2028	73,200	1,682,868
TOTAL PREFERRED STOCKS (Cost $1,830,000)		1,682,868
Investments	Shares	Value
COMMON STOCKS – 0.0%(k)
DIVERSIFIED FINANCIAL SERVICES – 0.0%(k)
Bruin Blocker LLC(l)	4,367	$0
TOTAL COMMON STOCKS (Cost $3,930)		0
EXCHANGE-TRADED FUNDS – 16.8%
iShares 10-20 Year Treasury Bond ETF	139,340	14,634,880
iShares Core U.S. Aggregate Bond ETF	2,030,310	198,848,562
TOTAL EXCHANGE TRADED FUNDS (Cost $210,066,688)		213,483,442
MUTUAL FUNDS – 6.3%
BrandywineGLOBAL High Yield Fund – Class IS	3,512,361	35,826,079
MainStay MacKay High Yield Corporate Bond Fund – Class R6	8,465,820	43,598,972
TOTAL MUTUAL FUNDS (Cost $78,824,567)		79,425,051
SHORT-TERM INVESTMENTS – 2.6%
BlackRock Liquidity FedFund – Institutional Class, 5.20%(n)	33,128,123	33,128,123
TOTAL SHORT-TERM INVESTMENTS (Cost $33,128,123)		33,128,123
TOTAL INVESTMENTS – 101.3% (Cost $1,329,408,042)		1,286,299,542
OTHER ASSETS AND LIABILITIES, NET – (1.3)%		(15,607,204)
NET ASSETS – 100.0%		$1,270,692,338

Percentages are stated as a percent of net assets.
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors or in a public offering registered under the Securities Act of 1933. As of March 31, 2024, the value of these securities total $285,039,771 or 22.4% of the Fund’s net assets.

(b)
Issuer is currently in default.

(c)
Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.

(d)
Adjustable or floating rate security. Rate shown reflects rate in effect at period end. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)
Step Bond — Coupon rate increases or decreases in increments to maturity. Rate shown as of March 31, 2024. Maturity date shown is the final maturity.

(f)
Zero coupon bonds make no periodic interest payments but are issued at a discount from par value.

(g)
Principal only security.

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2024   59

Schedule of Investments (unaudited)
March 31, 2024
PFM Multi-Manager Fixed-Income Fund (continued)

(h)
Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.

(i)
Interest only security.

(j)
Security subject to the Alternative Minimum Tax (AMT). As of March 31, 2024, the total value of securities subject to the AMT was $2,059,731 or 0.2% of net assets.

(k)
Represents less than 0.05% of net assets.

(l)
Non-income producing security.

(m)
The rate shown is the annualized seven-day yield at March 31, 2024.

ASA
Advanced Subscription Agreement

CLO
Collateralized Loan Obligation

CMT
Constant Maturity Treasury Rate

LIBOR
London Interbank Offered Rate

PO
Principal Only

REIT
Real Estate Investment Trust

SOFR
Secured Overnight Financing Rate

STRIP
Separate Trading of Registered Interest and Principal

TBA
To Be Announced

Futures contracts open at March 31, 2024:
Description	Type	Contracts	Expiration Date	Notional Amount	Value / Net Unrealized Appreciation (Depreciation)
CONTRACTS PURCHASED – 4.5%
U.S. Treasury 10 Year Notes	Long	111,000	06/18/2024	$12,298,453	$46,667
U.S. Treasury 2 Year Notes	Long	176,000	06/28/2024	17,994,625	(22,630)
U.S. Treasury 5 Year Note	Long	180,000	06/28/2024	19,262,813	20,924
U.S. Treasury Ultra Bonds	Long	59,000	06/18/2024	7,611,000	149,081
Total				$57,166,891	$194,042
CONTRACTS SOLD – (0.4)%
10 Year U.S. Ultra Treasury Notes	Short	(39,000)	06/18/2024	$(4,469,766)	$(43,319)
U.S. Treasury Long Bonds	Short	(43,000)	06/18/2024	(5,178,813)	(75,727)
				$(9,648,579)	$(119,046)
Total Unrealized Appreciation (Depreciation)					$74,996
Swap contracts open at March 31, 2024:
Centrally Cleared Credit Default Swap Agreements
Reference Obligations/Index	Financing Rate Received / (Paid) by the Fund	Credit Spread at March 31, 2024	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)
CDX.NA.HY.42	(5.000)%	346.40%	06/20/2029	$3,150	$227,058	$225,669	$1,389
CDX.NA.HY.41	(5.000)%	329.81%	12/20/2028	267	19,482	20,674	(1,192)
					$246,540	$246,343	$197
Centrally Cleared Interest Rate Swap Agreements
Payments Made by the Fund	Payments Received by the Fund	Termination Date	Notional Amounts (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)
4.699%	12M SOFR	09/25/2026	$515	$(3,637)	$79	$(3,716)
See Notes to Financial Statements.
60   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2024

Schedule of Investments (unaudited)
March 31, 2024
PFM Multi-Manager Fixed-Income Fund (concluded)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2024 (see Note 2 to the Financial Statements):
PFM Multi-Manager Fixed-Income Fund
	Level 1	Level 2	Level 3	Total
Assets:
Corporate Bonds	$—	$313,344,332	$—	$313,344,332
Exchange-Traded Funds	213,483,442	—	—	213,483,442
U.S. Government Agencies	—	199,685,667	—	199,685,667
U.S. Government Obligations	—	124,193,876	—	124,193,876
Commercial Mortgage-Backed Securities	—	114,909,061	—	114,909,061
Asset-Backed Securities	—	146,959,680	—	146,959,680
Mutual Funds	79,425,051	—	—	79,425,051
Municipal Bonds	—	21,709,192	—	21,709,192
Supranational Bonds	—	16,942,746	—	16,942,746
Foreign Government Agencies	—	14,093,594	—	14,093,594
Foreign Government Obligations	—	4,954,927	—	4,954,927
Bank Loans	—	1,786,983	—	1,786,983
Preferred Stocks	1,682,868	—	—	1,682,868
Common Stocks	—	—	—	—
Money Market Funds	33,128,123	—	—	33,128,123
Total Investments*	$327,719,484	$958,580,058	$—	$1,286,299,542
Other Financial Instruments**:
Futures Contracts	$194,042	$—	$—	$194,042
Credit Default Swap Agreements	—	197	—	197
Total – Other Financial Instruments	$194,042	$197	$—	$194,239
Liabilities:
Other Financial Instruments**:
Futures Contracts	$(119,046)	$—	$—	$(119,046)
Interest Rate Swap Agreements	—	(3,716)	—	(3,716)
Total – Other Financial Instruments	$(119,046)	$(3,716)	$—	$(122,762)

*
See Schedule of Investments for additional detailed categorizations.

**
Futures Contracts and Swap Contracts are valued at the unrealized appreciation (depreciation) of the instrument. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2024   61

Statements of Assets and Liabilities (unaudited)
March 31, 2024
PFM Multi-Manager Series Trust

	PFM Multi- Manager Domestic Equity Fund	PFM Multi- Manager International Equity Fund	PFM Multi- Manager Fixed-Income Fund
Assets:
Investments in Securities, at Value (Cost $853,474,024, $745,821,889 and $1,329,408,042, respectively)	$1,110,336,333	$838,529,285	$1,286,299,542
Foreign Currencies, at Value (Cost $–, $540,437 and $–, respectively)	—	538,282	—
Unrealized Appreciation on Forward Currency Contracts	—	115	—
Cash	112,875	40,551	280,950
Receivables:
Investment Securities Sold	1,110,919	3,069,414	1,517,470
Dividends	65,550	1,065,937	—
Interest	23,547	39,818	6,780,765
Foreign Tax Reclaims	23,109	829,306	18,447
Prepaid Expenses	30,388	25,226	33,146
Collateral on Swaps Contracts(1)	—	—	592,684
Total Assets	1,111,702,721	844,137,934	1,295,523,004
Liabilities:
Payables:(2)
Investment Securities Purchased	895,923	3,945,516	23,392,561
Advisory Fees Payable	268,249	353,231	421,761
Net Variation Margin on Swap Contracts	—	—	401,613
Net Variation Margin on Futures Contracts	—	—	2,131
Other Accrued Expenses	345,714	582,342	612,600
Total liabilities	1,509,886	4,881,089	24,830,666
Net Assets	$1,110,192,835	$839,256,845	$1,270,692,338
Net Assets Consists of:
Paid-In Capital	$835,550,190	$792,305,767	$1,391,379,630
Total Distributable Earnings (Loss)	274,642,645	46,951,078	(120,687,292)
Net Assets	$1,110,192,835	$839,256,845	$1,270,692,338
Capital Shares Outstanding (no par value, unlimited shares authorized; all shares outstanding are of each Fund’s Institutional Class)	82,859,033	77,713,402	144,622,294
Net Asset Value, Offering Price and Redemption Price per Share	$13.40	$10.80	$8.79

(1)
Represents cash on deposit at broker.

(2)
There were no fees payable to the Trust’s Independent Trustees at March 31, 2024.

See Notes to Financial Statements.
62   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2024

Statements of Operations (unaudited)
For the Six Months Ended March 31, 2024
PFM Multi-Manager Series Trust

	PFM Multi- Manager Domestic Equity Fund	PFM Multi- Manager International Equity Fund	PFM Multi- Manager Fixed-Income Fund
Investment Income:
Dividends (net of foreign withholding taxes of $4,566, $341,964 and $–, respectively)	$7,704,675	$9,126,738	$6,210,673
Interest (net of taxes withheld of $–, $– and $18,450, respectively)	188,382	306,283	22,501,466
Total Investment Income	7,893,057	9,433,021	28,712,139
Expenses:
Advisory Fees (Note 4)	1,524,902	1,966,214	2,429,098
Accounting Fees	44,362	49,393	154,566
Administration Fees	31,274	37,059	52,277
Audit and Tax Fees	46,428	64,820	65,564
Custodian Fees	31,207	149,922	22,510
Insurance Premiums	16,125	12,168	17,560
Legal Fees	68,652	51,049	79,249
Registration Fees	13,045	10,119	14,197
Transfer Agent Fees	34,243	27,938	38,672
Trustees Fees	46,415	39,548	52,732
Other Expenses	44,284	46,703	54,650
Total Expenses	1,900,937	2,454,933	2,981,075
Net Investment Income	5,992,120	6,978,088	25,731,064
Net Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain/(Loss) From:
Investments	25,855,826	(3,178,799)	(11,947,188)
Swap Contracts	—	—	416,601
Futures Contracts	—	—	86,154
Foreign Currency Related Transactions	—	352,221	—
Net Realized Gain/(Loss)	25,855,826	(2,826,578)	(11,444,433)
Net Change in Unrealized Appreciation/Depreciation From:
Investments	185,319,149	115,157,919	62,155,451
Swap Contracts	—	—	(18,145)
Futures Contracts	—	—	515,623
Forward Currency Contracts	—	115	—
Translation of Assets and Liabilities Denominated in Foreign Currencies	—	(22,752)	—
Net Change in Unrealized Appreciation/Depreciation	185,319,149	115,135,282	62,652,929
Net Increase in Net Assets Resulting from Operations	$217,167,095	$119,286,792	$76,939,560
See Notes to Financial Statements.
PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2024   63

Statements of Changes in Net Assets
PFM Multi-Manager Series Trust

	PFM Multi-Manger Domestic Equity Fund		PFM Multi-Manger International Equity Fund
	For the Six Months Ended March 31, 2024 (Unaudited)	For the Year Ended September 30, 2023	For the Six Months Ended March 31, 2024 (Unaudited)	For the Year Ended September 30, 2023
Increase (Decrease) in Net Assets Resulting From Operations:
Net Investment Income	$5,992,120	$11,594,234	$6,978,088	$13,113,589
Net Realized Gain/(Loss)	25,855,826	(3,249,816)	(2,826,578)	(22,641,520)
Net Change in Unrealized Appreciation/Depreciation	185,319,149	128,668,712	115,135,282	111,148,770
Net Increase (Decrease) in Net Assets Resulting from Operations	217,167,095	137,013,130	119,286,792	101,620,839
Distributions from:
Distributable Earnings	(11,701,237)	(41,106,617)	(12,808,915)	(14,072,410)
Capital Share Transactions:
Proceeds from Sale of Shares	40,768,205	111,190,845	35,300,168	137,890,676
Reinvestment of Distributions	11,701,237	41,106,617	12,808,915	14,072,410
Cost of Shares Redeemed	(120,327,438)	(50,447,652)	(32,058,342)	(29,912,664)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(67,857,996)	101,849,810	16,050,741	122,050,422
Total Increase (Decrease) in Net Assets	137,607,862	197,756,323	122,528,618	209,598,851
Net Assets:
Beginning of Period	$972,584,973	$774,828,650	$716,728,227	$507,129,376
End of Period	$1,110,192,835	$972,584,973	$839,256,845	$716,728,227
Share Transactions:
Shares Outstanding, Beginning of Year	88,166,590	78,484,098	75,898,215	62,131,190
Shares Subscribed	3,594,279	10,228,072	3,707,993	15,312,425
Shares Issued from Reinvestment of Distributions	953,646	4,049,913	1,246,003	1,534,614
Shares Redeemed	(9,855,482)	(4,595,493)	(3,138,809)	(3,080,014)
Shares Outstanding, End of Year	82,859,033	88,166,590	77,713,402	75,898,215
See Notes to Financial Statements.
64   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2024

Statements of Changes in Net Assets
PFM Multi-Manager Series Trust

	PFM Multi-Manager Fixed-Income Fund
	For the Six Months Ended March 31, 2024 (Unaudited)	For the Year Ended September 30, 2023
Increase (Decrease) in Net Assets Resulting From Operations:
Net Investment Income	$25,731,064	$40,858,196
Net Realized Gain (Loss)	(11,444,433)	(29,936,885)
Net Change in Unrealized Appreciation/Depreciation	62,652,929	3,896,401
Net Increase (Decrease) in Net Assets Resulting from Operations	76,939,560	14,817,712
Distributions from:
Distributable Earnings	(27,736,727)	(39,994,624)
Capital Share Transactions:
Proceeds from Sale of Shares	135,601,795	249,725,850
Reinvestment of Distributions	27,736,727	39,994,624
Cost of Shares Redeemed	(37,901,575)	(72,272,973)
Net Increase in Net Assets Resulting from Capital Share Transactions	125,436,947	217,447,501
Total Increase (Decrease) in Net Assets	174,639,780	192,270,589
Net Assets:
Beginning of Period	$1,096,052,558	$903,781,969
End of Period	$1,270,692,338	$1,096,052,558
Share Transactions:
Shares Outstanding, Beginning of Year	129,849,494	104,799,034
Shares Subscribed	15,927,804	28,694,346
Shares Issued from Reinvestment of Distributions	3,176,205	4,589,552
Shares Redeemed	(4,331,209)	(8,233,438)
Shares Outstanding, End of Year	144,622,294	129,849,494
See Notes to Financial Statements.
PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2024   65

Financial Highlights
PFM Multi-Manager Domestic Equity Fund

Selected data for a share of beneficial interest outstanding throughout the period is presented below:
	For the Six Months Ended March 31, 2024 (Unaudited)	For the Year Ended September 30, 2023	For the Year Ended September 30, 2022	For the Year Ended September 30, 2021	For the Year Ended September 30, 2020	For the Year Ended September 30, 2019
Net Asset Value, Beginning of Period	$11.03	$9.87	$13.99	$12.15	$11.00	$10.76
Investment Operations:
Net Investment Income(1)	0.07	0.14	0.12	0.12	0.14	0.17
Net Realized and Unrealized Gain (Loss)(2)	2.43	1.52	(2.10)	3.58	1.32	0.17
Total from Investment Operations	2.50	1.66	(1.98)	3.70	1.46	0.34
Distributions from:
Net Investment Income	(0.13)	(0.11)	(0.12)	(0.15)	(0.16)	(0.08)
Capital Gains	—	(0.39)	(2.02)	(1.71)	(0.15)	(0.02)
Total Distributions to Shareholders	(0.13)	(0.50)	(2.14)	(1.86)	(0.31)	(0.10)
Net Asset Value, End of Period	$13.40	$11.03	$9.87	$13.99	$12.15	$11.00
Total Return(3)(4)	22.80%	17.30%	(17.97)%	33.08%	13.43%	3.26%
Ratios/Supplemental Data:
Net Assets, End of Year (000’s omitted)	$1,110,193	$972,585	$774,829	$847,016	$722,499	$730,457
Ratios to Average Net Assets(5) of:
Expenses, Net of Expenses Waived/Reimbursed/ Recouped(6)	0.36%	0.37%	0.37%	0.38%	0.39%	0.38%
Expenses, Prior to Expenses Waived/Reimbursed/ Recouped(6)	0.36%	0.37%	0.36%	0.37%	0.39%	0.41%
Net Investment Income	1.14%	1.25%	0.97%	0.91%	1.25%	1.59%
Portfolio Turnover Rate	12%(8)	52%	45%	60%	141%(7)	24%

(1)
Based on average daily shares outstanding.

(2)
Amount shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(3)
Total return is not annualized for periods of less than one year.

(4)
Through September 30, 2023, the total return may reflect a waiver, or recovery of prior waiver, by the Adviser. Performance would be different prior to the impact of waivers or recovery of prior waivers.

(5)
Ratios are annualized for periods less than one year.

(6)
Through January 28, 2020, the Adviser agreed to waive its fee in the amount of 0.05% of the average daily net assets of the Fund and to pay or otherwise bear certain operating and other expenses of the Fund to the extent necessary to limit the total annualized expenses of the Fund to 0.38% of average daily net assets for the Institutional Class of the Fund.

(7)
Portfolio turnover rate for the fiscal year ended September 30, 2020 increased primarily due to a change in strategy from the use of a sub-advised sleeve of investments to instead using the Vanguard Total Stock Market ETF to achieve passive index exposure.

(8)
Portfolio turnover rate is not annualized.

See Notes to Financial Statements.
66   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2024

Financial Highlights
PFM Multi-Manager International Equity Fund

Selected data for a share of beneficial interest outstanding throughout the period is presented below:
	For the Six Months Ended March 31, 2024 (Unaudited)	For the Year Ended September 30, 2023	For the Year Ended September 30, 2022	For the Year Ended September 30, 2021	For the Year Ended September 30, 2020	For the Year Ended September 30, 2019
Net Asset Value, Beginning of Period	$9.44	$8.16	$12.00	$9.70	$9.41	$9.69
Investment Operations:
Net Investment Income(1)	0.09	0.18	0.22	0.15	0.08	0.23
Net Realized and Unrealized Gain (Loss)(2)	1.36	1.29	(3.47)	2.25	0.41	(0.42)
Total from Investment Operations	1.45	1.47	(3.25)	2.40	0.49	(0.19)
Distributions from:
Net Investment Income	(0.09)	(0.19)	(0.17)	(0.10)	(0.20)	(0.09)
Capital Gains	—	—	(0.42)	—	—	—
Total Distributions to Shareholders	(0.09)	(0.19)	(0.59)	(0.10)	(0.20)	(0.09)
Net Asset Value, End of Period	$10.80	$9.44	$8.16	$12.00	$9.70	$9.41
Total Return(3)(4)	16.21%	18.09%	(28.60)%	24.86%	5.09%	(1.87)%
Ratios/Supplemental Data:
Net Assets, End of Year (000’s omitted)	$839,257	$716,728	$507,129	$680,792	$388,182	$397,967
Ratios to Average Net Assets(5) of:
Expenses, Net of Expenses Waived/Reimbursed/ Recouped(6)	0.62%	0.64%	0.65%	0.66%	0.74%	0.63%
Expenses, Prior to Expenses Waived/Reimbursed/ Recouped(6)	0.62%	0.64%	0.64%	0.65%	0.76%	0.75%
Net Investment Income	1.77%	1.87%	2.06%	1.31%	0.87%	2.54%
Portfolio Turnover Rate	21%(8)	68%	88%	52%	157%(7)	13%

(1)
Based on average daily shares outstanding.

(2)
Amount shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(3)
Total return is not annualized for periods of less than one year.

(4)
Through September 30, 2023, the total return may reflect a waiver, or recovery of prior waiver, by the Adviser. Performance would be different prior to the impact of waivers or recovery of prior waivers.

(5)
Ratios are annualized for periods less than one year.

(6)
Through January 28, 2020, the Adviser agreed to waive its fee in the amount of 0.10% of the average daily net assets of the Fund and to pay or otherwise bear certain operating and other expenses of the Fund to the extent necessary to limit the total annualized expenses of the Fund to 0.63% of average daily net assets for the Institutional Class of the Fund.

(7)
Portfolio turnover rate for the year ended September 30, 2020 increased primarily due to a change in strategy from the use of a sub-advised sleeve of investments to instead using the iShares Core MSCI Total International Stock ETF to achieve passive index exposure.

(8)
Portfolio turnover rate is not annualized.

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2024   67

Financial Highlights
PFM Multi-Manager Fixed-Income Fund

Selected data for a share of beneficial interest outstanding throughout the period is presented below:
	For the Six Months Ended March 31, 2024 (Unaudited)	For the Year Ended September 30, 2023	For the Year Ended September 30, 2022	For the Year Ended September 30, 2021	For the Year Ended September 30, 2020	For the Year Ended September 30, 2019
Net Asset Value, Beginning of Period	$8.44	$8.62	$10.39	$10.81	$10.55	$10.02
Investment Operations:
Net Investment Income(1)	0.19	0.34	0.23	0.21	0.27	0.35
Net Realized and Unrealized Gain (Loss)(2)	0.36	(0.19)	(1.71)	(0.08)	0.37	0.55
Total from Investment Operations	0.55	0.15	(1.48)	0.13	0.64	0.90
Distributions from:
Net Investment Income	(0.20)	(0.33)	(0.24)	(0.22)	(0.29)	(0.35)
Capital Gains	—	—	(0.05)	(0.33)	(0.09)	(0.02)
Total Distributions to Shareholders	(0.20)	(0.33)	(0.29)	(0.55)	(0.38)	(0.37)
Net Asset Value, End of Period	$8.79	$8.44	$8.62	$10.39	$10.81	$10.55
Total Return(3)(4)	6.41%	1.71%	(14.52)%	1.23%	6.21%	9.17%
Ratios/Supplemental Data:
Net Assets, End of Year (000’s omitted)	$1,270,692	$1,096,053	$903,782	$823,323	$684,218	$602,522
Ratios to Average Net Assets(5) of:
Expenses, Net of Expenses Waived/Reimbursed/ Recouped(6)	0.49%	0.51%	0.51%	0.55%	0.55%	0.55%
Expenses, Prior to Expenses Waived/Reimbursed/ Recouped(6)	0.49%	0.51%	0.51%	0.52%	0.54%	0.55%
Net Investment Income	4.24%	3.88%	2.41%	2.00%	2.60%	3.46%
Portfolio Turnover Rate	51%(8)	100%	124%	107%	174%(7)	84%

(1)
Based on average daily shares outstanding.

(2)
Amount shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(3)
Total return is not annualized for periods of less than one year.

(4)
Through September 30, 2021, the total return may reflect a waiver, or recovery of prior waiver, by the Adviser. Performance would be different prior to the impact of waivers or recovery of prior waivers.

(5)
Ratios are annualized for periods less than one year.

(6)
Through January 28, 2020, the Adviser agreed to pay or otherwise bear certain operating and other expenses of the Fund to the extent necessary to limit the total annualized expenses of the Fund to 0.55% of average daily net assets for the Institutional Class of the Fund.

(7)
Portfolio turnover rate for the year ended September 30, 2020 increased primarily due to a change in strategy as the assets formerly managed by a terminated sub-adviser were largely invested in the Diamond Hill High Yield mutual fund and iShares iBoxx High Yield Corporate Bond ETF.

(8)
Portfolio turnover rate is not annualized.

See Notes to Financial Statements.
68   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2024

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. Organization
PFM Multi-Manager Series Trust (Trust) was organized as a Delaware statutory trust on December 21, 2016, and is registered under the Investment Company Act of 1940, as amended (1940 Act), as an open-end management investment company. The Trust offers the following series: PFM Multi-Manager Domestic Equity Fund (Domestic Equity Fund), PFM Multi-Manager International Equity Fund (International Equity Fund) and PFM Multi-Manager Fixed-Income Fund (Fixed-Income Fund) (each a Fund and, collectively, the Funds). Each Fund consists of Institutional Class, Advisor Class and Class R shares. As of March 31, 2024, only the Institutional Class has commenced operations. The Funds are diversified for the purposes of the 1940 Act.
The Domestic Equity Fund seeks to provide long-term capital appreciation. The International Equity Fund seeks to provide long-term capital appreciation. The Fixed-Income Fund seeks to maximize total return (capital appreciation and income) consistent with reasonable risk.
2. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The financial statements have been prepared in accordance with U.S. generally accepted accounting principles (U.S. GAAP). The Funds are investment companies and follow the accounting and reporting guidance in the Financial Accounting Standards Board’s (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services-Investment Companies.
Use of Estimates
The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions in determining the reported amounts of assets and liabilities, including the fair value of investments, and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Investment Valuation
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
Level 1 —
Quoted prices in active markets for identical assets or liabilities.

Level 2 —
Inputs, other than quoted prices included in Level 1, that are observable either directly or indirectly, including quoted prices for similar investments based on interest rates, credit risk and like factors. Securities traded primarily in non-U.S. markets which are fair valued are generally categorized as Level 2 in the hierarchy.

Level 3 —
Inputs that are unobservable and significant to the entire fair value measurement, including the Fund’s own assumptions for determining fair value.

The value of each Fund’s investments according to the fair value hierarchy as of March 31, 2024, is disclosed in each Fund’s respective Schedule of Investments.
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share as of 4:00 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (Board), the Board has designated the Adviser, PFM Asset Management LLC (PFMAM or, the Adviser), as the Funds’ valuation designee under Rule 2a-5 of the 1940 Act and as such the Adviser performs day-to-day valuation of investments held by the Funds, subject to oversight of the Board. The Adviser has established a Valuation Committee (VC) to serve as its formal oversight body for the valuation of each Fund’s portfolio holdings in accordance with policies and procedures adopted by the Board. The VC provides administration and oversight of the
PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2024   69

NOTES TO FINANCIAL STATEMENTS (unaudited)

2. Summary of Significant Accounting Policies (continued)
Investment Valuation (continued)
Funds’ valuation policy and the Adviser’s valuation procedures, which are approved annually by the Board. Among other things, these procedures allow the Adviser to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value. Portfolio securities that are primarily traded on a foreign securities exchange are generally valued at the U.S. dollar equivalent of the preceding closing values for the securities on their exchanges. If an investment is valued in a currency other than U.S. dollars, its value shall be converted into U.S. dollars at the mean of the last available bid and offer prices of such currencies against U.S. dollars quoted on a valuation date by any recognized dealer. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security. The Adviser may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Funds value their securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, after-market trading, or news events may have occurred in the interim. To account for this, the Adviser may value foreign securities using fair value prices based on third-party vendor modeling tools.
Equity Securities
Equity securities, including restricted securities and preferred stocks, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third-party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value pursuant to the valuation policy and procedures approved by the Board.
Investments in open-end mutual funds are valued at their closing NAV each business day and are categorized as Level 1 in the hierarchy.
Debt Securities
Debt securities, including restricted securities, are valued based on evaluated prices received from third-party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third-party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.
Futures Contracts
The Funds use exchange-traded futures contracts to a limited extent with the objective of using uninvested cash to gain exposure to certain equity and fixed income markets, maintain liquidity, and minimize transaction costs. Futures contracts are valued at their quoted daily settlement prices and are categorized as Level 1 in the hierarchy. Fluctuations in the value of the contracts are recorded as an asset (liability).
Upon entering into a futures contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known
70   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2024

NOTES TO FINANCIAL STATEMENTS (unaudited)

2. Summary of Significant Accounting Policies (continued)
Futures Contracts (continued)
as variation margin and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Forward Foreign Currency Exchange Contracts
The Funds use forward foreign currency exchange contracts to a limited extent with the objective of hedging against adverse movements in the foreign currencies in which portfolio securities are denominated. Forward foreign currency exchange contracts are marked-to-market daily using third-party pricing vendors who utilize matrix pricing which considers the terms of the contract, including notional amount and contract maturity, and other inputs including currency exchange rates, or counterparty-supplied prices. When independent prices are unavailable or unreliable, forward foreign currency exchange contracts may be valued utilizing pricing methodologies which consider similar factors that would be used by third-party vendors. Changes in value, if any, are recorded as unrealized appreciation or depreciation until the contract is exercised or expires. A Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires. Foreign currency exchange contracts are generally categorized as Level 2 in the hierarchy.
Swap Contracts
Swap contracts are marked-to-market daily using third-party pricing vendor quotations, or counterparty or clearinghouse prices, and the change in value, if any, is recorded as an unrealized gain or loss. Interest rate swaps are valued by pricing vendors who utilize matrix pricing which considers a discounted cash flow model based on the terms of the contract, including the notional amount and contract maturity, and multiple inputs, including, where applicable, yield curves, prepayment rates, and currency exchange rates, or by counterparty or clearinghouse-supplied prices. Interest rate swaps are generally categorized in Level 2 of the fair value hierarchy. Credit default swaps are valued by pricing vendors who utilize matrix pricing which considers the terms of the contract, including the notional amount and contract maturity, and multiple inputs including yield curves, recovery rates, and credit spreads, or by counterparty or clearinghouse-supplied prices. Credit default swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.
Upon entering into a swap contract, the Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty, or in some cases, segregated in a triparty account on behalf of the counterparty, which can be adjusted by any mark-to-market gains or losses pursuant to the contract. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.
Investment Transactions and Income Recognition
Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Estimated expenses are accrued daily. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of foreign taxes withheld at source, if any. In such cases, the dividend is recorded as soon as the information is received by the Funds. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Non-cash dividends received in the form of stock are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Certain Funds invest in real estate investment trusts (REITs). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Funds’ policy is to record all REIT distributions initially as dividend income and re-designate the prior calendar year’s REIT distributions to return of capital or capital gain distributions at year-end based on information provided by the REIT and estimates of such re-designations for which actual information has not yet been reported.
Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets of the Trust. Certain Fund or class specific expenses are allocated directly to the Fund or class that incurred the expense.
For derivative contracts, unrealized gains and losses are recorded daily and become realized gains and losses upon disposition or termination of the contract. Upfront payments, if any, are made or received upon entering into a swap
PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2024   71

NOTES TO FINANCIAL STATEMENTS (unaudited)

2. Summary of Significant Accounting Policies (continued)
Investment Transactions and Income Recognition (continued)
agreement and are reflected in the Statements of Assets and Liabilities. Upfront payments are recognized over the contract’s term/event as realized gains or losses, with the exception of forward starting swap contracts whose realized gains or losses are recognized from the effective start date.
Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period-end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Dividends and Distributions
The Fixed-Income Fund declares and distributes dividends from net investment income, if any, monthly. The Domestic Equity Fund and International Equity Fund each declare and distribute net investment income, if any, to shareholders as dividends at least annually. Each Fund makes distributions of its net realized capital gains, if any, at least annually. Unless a shareholder elects to receive dividends and distributions in cash, dividends and distributions will be reinvested in additional shares of the same share class of the Fund at the NAV calculated as of the payment date. Distributions to shareholders are recorded on the ex-dividend date. The Funds pay distributions on a per-share basis. As a result, on the ex-dividend date of such a payment, the NAVs of the Funds’ shares will be reduced by the amount of the payment.
Foreign Taxes
The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred by the Funds as of March 31, 2024, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.
Indemnifications
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements cannot be known; however, the Funds expect any risk of loss to be remote.
3. Federal Income Taxes
Each Fund intends to continue to qualify for treatment as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its net investment income and capital gains to shareholders. Therefore, no federal income tax provision is required.
The Funds evaluate tax positions taken or expected to be taken in the course of preparing their tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has reviewed each Fund’s tax positions taken or to be taken on each Fund’s federal income tax returns through the period ended March 31, 2024 and for all open tax years (years ended September 30, 2021, September 30, 2022 and September 30, 2024), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. Although the statute of limitations for examining a Fund’s U.S. tax returns remains open for three years, no examination is currently in progress. If applicable, each Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statements of Operations. During the period ended March 31, 2024, the Funds did not incur any interest or tax penalties. The Funds did not record any tax benefit or expense in the current period. The amount and character of tax-basis distributions and composition of distributable earnings (loss) are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
72   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2024

NOTES TO FINANCIAL STATEMENTS (unaudited)

3. Federal Income Taxes (continued)
Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (Act), the Funds are permitted to carry forward capital losses incurred for an unlimited period. The capital loss carryforward information presented below, including any applicable limitations, is estimated as of fiscal year-end and is subject to adjustment. As of September 30, 2023, the Funds’ most recent fiscal year-end, the estimated capital loss carryforwards were as follows:
	Unlimited Short- Term Losses	Unlimited Long- Term Losses
PFM Multi-Manager Domestic Equity Fund	$—	$—
PFM Multi-Manager International Equity Fund	(14,432,758)	(16,506,654)
PFM Multi-Manager Fixed-Income Fund	(27,861,089)	(38,479,087)
As of September 30, 2023, the Fund’s most recent fiscal year-end, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
	PFM Multi- Manager Domestic Equity Fund	PFM Multi- Manager International Equity Fund	PFM Multi- Manager Fixed- Income Fund
Cost of investments	$908,299,216	$752,193,693	$1,198,358,530
Unrealized appreciation	$84,423,030	$16,977,618	$729,174
Unrealized depreciation	(19,735,984)	(52,090,530)	(106,747,112)
Net unrealized appreciation (depreciation)	$64,687,046	$(35,112,912)	$(106,017,938)
During the fiscal year ended September 30, 2023, there were differences between book and tax accounting, primarily due to wash sales, REITs, passive foreign investment company (PFIC) inclusions, futures contracts mark to market, organizational expenses, return of capital distributions from corporations, defaulted bonds and premium amortization accruals.
4. Agreements
Investment Adviser
The Adviser was organized as a Delaware limited liability company in 2001. The Adviser is a subsidiary of U.S. Bancorp Asset Management, Inc. (USBAM). USBAM is a subsidiary of U.S. Bank, National Association (U.S. Bank).
The Adviser has delegated responsibility for the day-to-day investment management of some or all of the Funds’ assets to sub-advisers, subject to the oversight and supervision of the Adviser. The Adviser maintains overall responsibility for the management and investment of the assets of the Funds and responsibility for all advisory services furnished by any sub-adviser, and supervises each sub-adviser in its performance of its duties for the applicable Fund. The Adviser evaluates and selects the sub-advisers and makes recommendations to the Board about the hiring, termination and replacement of a sub-adviser and oversees, monitors and reviews the sub-advisers and their performance and compliance with the applicable Fund’s investment policies and restrictions.
In return for providing management services to the Funds, each Fund pays the Adviser an annual fee based on the following percentage of its average daily net assets:
Fund	%
Domestic Equity Fund	0.29%
International Equity Fund	0.50%
Fixed-Income Fund	0.40%
The sub-advisory fees are paid by the Adviser, and are not an additional expense of the respective Fund.
PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2024   73

NOTES TO FINANCIAL STATEMENTS (unaudited)

4. Agreements (continued)
Investment Adviser (continued)
The Sub-Advisers to each Fund as of March 31, 2024 are as follows:
Fund	Sub-Advisers
PFM Multi-Manager Domestic Equity Fund*	Aristotle Atlantic Partners, LLC Jacobs Levy Equity Management, Inc. Vaughan Nelson Investment Management, L.P.
PFM Multi-Manager International Equity Fund
Acadian Asset Management LLC
Aristotle Capital Management, LLC
Kayne Anderson Rudnick Investment Management, LLC
Ninety One North America, Inc.
Schroder Investment Management North America Inc.
Schroder Investment Management North America Limited
WCM Investment Management LLC

PFM Multi-Manager Fixed-Income Fund	Brown Brothers Harriman & Co. PineBridge Investments LLC PGIM, Inc. Teachers Advisors, LLC
Distributor
PFM Fund Distributors, Inc. (PFMFD or, the Distributor) serves as the Funds’ Distributor. The Distributor is an affiliate of the Adviser. The Distributor is not separately compensated for the services it provides to the Funds.
Administrator, Custodian and Transfer Agent
U.S. Bank N.A. serves as the Trust’s Custodian and its subsidiary, U.S. Bank Global Fund Services (USBGFS), serves as the Trust’s Administrator and Transfer Agent.
5. Capital Shares
The Funds will be continuously offering an unlimited number of shares through the Distributor. Shares are offered in a continuous offering at the current NAV per share of each class of the Funds.
6. Investment Transactions
Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and principal repayments on bank loans for the period ended March 31, 2024, were as follows:
	PFM Multi- Manager Domestic Equity Fund	PFM Multi- Manager International Equity Fund
Non-U.S. Government Purchases	$127,882,430	175,481,027
Non-U.S. Government Sales	199,978,984	162,235,097
PFM Multi-Manager Fixed-Income Fund
U.S. Government Purchases	$366,970,003
Non-U.S. Government Purchases	$346,990,234
U.S. Government Sales	$334,929,180
Non-U.S. Government Sales	$270,066,391
74   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2024

NOTES TO FINANCIAL STATEMENTS (unaudited)

7. Derivative Financial Instruments
The Funds may trade in financial instruments with off-balance sheet risk in the normal course of their investing activities. These financial instruments may include forward foreign currency exchange contracts and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments as of March 31, 2024 is included in each respective Schedule of Investments. As of March 31, 2024, the Funds had sufficient cash and/or securities to cover commitments under these contracts. In the normal course of pursuing its investment objectives, the Funds are subject to the following risks:
Equity Price Risk — The Domestic Equity and International Equity Funds may enter into equity index futures contracts to gain exposure to equity markets and to enhance return.
Foreign Exchange Risk — The International Equity and Fixed-Income Funds hold foreign currency denominated investments. The value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Fund may enter into forward foreign currency exchange contracts.
Interest Rate Risk — The Fixed Income Fund utilizes various interest rate derivatives, including futures contracts and swaps contracts, to manage the duration of its portfolio and to hedge against fluctuations in securities prices due to interest rates.
The following table summarizes the value of the Fund’s derivative instruments as of March 31, 2024 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:
PFM Multi-Manager International Equity Fund
Asset Derivatives
Currency Risk	Forward Currency Contracts*	$115

*
Includes cumulative unrealized appreciation (depreciation) of forward currency contracts as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

PFM Multi-Manager Fixed-Income Fund
	Asset Derivatives		Liability Derivatives
Interest Rate Risk	Net Variation Margin on Futures Contracts*	$194,042	Net Variation Margin on Futures Contracts*	$(119,046)
Interest Rate Risk	Net Variation Margin on Swap Contracts*	$—	Net Variation Margin on Swap Contracts*	$(3,716)
Credit Risk	Net Variation Margin on Swap Contracts*	$197	Net Variation Margin on Swap Contracts*	$—

*
Includes cumulative unrealized appreciation (depreciation) of futures, swap and forward currency contracts as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following tables summarize the realized gain (loss) and change in unrealized appreciation (depreciation) of the Fund’s derivative instruments for the period ended March 31, 2024 and the related location in the accompanying Statement of Operations, presented by primary underlying risk exposure:
PFM Multi-Manager International Equity Fund
Net Change in Unrealized Appreciation (Depreciation)
Currency Risk	Forward Currency Contracts	$115
PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2024   75

NOTES TO FINANCIAL STATEMENTS (unaudited)

7. Derivative Financial Instruments (continued)
PFM Multi-Manager Fixed-Income Fund
	Net Realized Gain (Loss)		Net Change in Unrealized Appreciation (Depreciation)
Interest Rate Risk	Futures Contracts	$86,154	Futures Contracts	$515,623
Interest Rate Risk	Swap Contracts	$—	Swap Contracts	$2,456
Credit Risk	Swap Contracts	$416,601	Swap Contracts	$15,689
The average notional cost of futures contracts and average notional amounts of swaps outstanding during the period ended March 31, 2024, which are indicative of the volume of these derivative types, were approximately as follows:
PFM Multi-Manager International Equity Fund
Forward Currency Contracts – Long
Currency Risk	$771,783
PFM Multi-Manager Fixed-Income Fund
	Futures Contracts – Long	Futures Contracts – Short	Swap Contracts – Long
Interest Rate Risk	$50,560,518	$5,371,002	$515,000
Credit Risk	$—	$—	$4,254,250
8. Related Parties
As of March 31, 2024, certain officers of the Trust were also employees of the Adviser, the Administrator or their affiliates, however, such officers are not compensated by the Funds.
9. Risks
Credit (or Default Risk) — Refers to the likelihood that an issuer will default in the payment of principal and/or interest on a security. Financial strength, solvency of an issuer, and lack of or inadequacy of collateral or credit enhancements for a fixed-income security, may affect credit risk. Credit risk of a security may change over time, and securities which are rated by rating agencies are often reviewed and may be subject to downgrade. Ratings are only opinions of the agencies issuing them and are not absolute guarantees as to quality.
Counterparty Risk — Counterparty risk is the risk that the issuer or the guarantor of a fixed-income security will be unable or unwilling to make timely payments of interest or principal or to otherwise honor its obligations. Additionally, when a Fund enters into cleared derivatives transactions, the Fund will be subject to the credit risk of the clearinghouse and clearing member through which it holds its cleared position, rather than the credit risk of its original counterparty to the derivatives transactions.
Market Risk — This is the risk that the value of the securities in which a Fund invests may go up or down in response to the prospects of individual issuers, real or perceived general economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, political or social developments, or adverse investor sentiment generally. In addition, turbulence in financial markets and reduced liquidity in the markets may negatively affect many issuers, which could adversely affect a Fund. These risks may be magnified if certain social, political, economic and other conditions and events (such as natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) adversely interrupt the global economy; in these and other circumstances, such events or developments might affect companies world-wide and therefore could adversely affect the value of a Fund’s investments. Recent examples include pandemic risks related to the global outbreak caused by a novel coronavirus known as COVID-19 which resulted in substantial market volatility and global business disruption, affecting the global economy and the financial health of individual companies in significant and unforeseen ways. Securities markets may experience great short-term volatility and may fall sharply at times.
Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. Different markets may behave differently from each other and a foreign market may move in the opposite direction from the U.S. market. The value of a Fund’s investments may also go up or down due to factors that affect an individual
76   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2024

NOTES TO FINANCIAL STATEMENTS (unaudited)

9. Risks (continued)
issuer or a particular industry or sector, such as changes in production costs and competitive conditions within an industry. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value. Price changes may be temporary or last for extended periods. The value of an investment in a Fund could decline over short periods due to fluctuation in a Fund’s NAV in response to market movements, and over longer periods during market downturns.
10. Recent Accounting Updates
In March 2020, the FASB issued Accounting Standards Update (ASU) No. 2020-04 “Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting.” The update provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) contract modifications on financial reporting, caused by reference rate reform. ASU 2020-04 is effective for all entities as of March 12, 2020 through December 31, 2022. In December 2022, the FASB issued ASU No. 2022-06 “Reference Rate Reform (Topic 848): Deferral of the Sunset Date of Topic 848. ”The update extends the sunset date from ASU No. 2020-04 from December 31, 2022, to December 31, 2024. After this date, entities will no longer be permitted to apply the relief in Topic 848. The Funds have not yet elected to apply ASU 2020-04. At this time, management is still evaluating the implications of these changes on the financial statements.
In June 2022, the FASB issued ASU 2022-03, Fair Value Measurement of Equity Securities Subject to Contractual Sales Restrictions (ASU 2022-03) which clarifies fair value measurement guidance when measuring the fair value of an equity security subject to contractual restrictions that prohibit the sale of an equity security, amends a related illustrative example in ASC Topic 820, Fair Value Measurement, and introduces new disclosure requirements for equity securities subject to contractual sale restrictions that are measured at fair value in accordance with ASC Topic 820. ASU 2022-03 is effective for fiscal years beginning after December 15, 2023. Investment companies with an equity security subject to a contractual sale restriction executed before the date of adoption should continue to account for the equity security until the contractual restrictions expire or are modified using the accounting policy applied before adoption of the ASU 2022-03. The Funds have not yet elected to apply ASU 2022-03. At this time, management is still evaluating the implications of these changes on the financial statements.
11. Subsequent Events
The Funds have evaluated subsequent events prior to the issuance of these financial statements. No events have taken place that meet the definition of a subsequent event that requires adjustment to or disclosure in these financial statements.
PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2024   77

Information About Fund Expenses (unaudited)

As a shareholder of the Funds, it is important for you to understand the costs associated with your investment. Mutual fund costs can generally be categorized as two types: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. The Funds do not charge its shareholders transaction-based fees; however, as with all mutual funds, the Funds do incur operating expenses. When invested in the Funds, you will incur ongoing costs, including management fees and other operating expenses of the Funds.
The example in the table that follows is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. This example is based on an investment of $1,000 invested at October 1, 2023, the beginning of the period, and held through March 31, 2024. This example illustrates the Funds’ expenses in two ways:
Actual Returns and Expenses The first section of the table below provides information to help you estimate the actual dollar amount of ongoing expenses (but not transaction costs) you paid on a $1,000 investment in the Fund using its actual return during the period. Simply divide your account value by $1,000, then multiply the result by the number in the line under the heading titled “Expenses Paid per $1,000 During Period” to estimate the expenses you paid on your account with the Fund during this period.
Hypothetical 5% Returns and Actual Expenses The second section of the table below is intended to help you compare the Funds’ ongoing expenses (but not transaction costs) with those of other mutual funds using the Funds’ actual expense ratio and a hypothetical rate of return of 5% per year before expenses. This is not the Funds’ actual rates of return, but is useful in making comparisons of the costs of investing in the Funds and other mutual funds. To do so, compare this 5% hypothetical cost with the actual fund expenses and 5% hypothetical cost examples that appear in the shareholder reports of other mutual funds.
	Beginning Account Value 10/1/23	Ending Account Value 3/31/24	Annualized Expense Ratio Based on the Period	Expenses Paid During the Period(1) 10/1/23 to 3/31/24
PFM Multi-Manager Domestic Equity Fund Institutional Class
Actual Fund Return	$1,000.00	$1,228.00	0.36%	$2.01
Hypothetical 5% Return	$1,000.00	$1,023.20	0.36%	$1.82
PFM Multi-Manager International Equity Fund Institutional Class
Actual Fund Return	$1,000.00	$1,162.10	0.62%	$3.35
Hypothetical 5% Return	$1,000.00	$1,021.90	0.62%	$3.13
PFM Multi-Manager Fixed-Income Fund Institutional Class
Actual Fund Return	$1,000.00	$1,064.10	0.49%	$2.53
Hypothetical 5% Return	$1,000.00	$1,022.55	0.49%	$2.48

(1)
Expenses are calculated using each Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 183/366 (to reflect the one-half year period).

Please note that the expenses shown in the preceding table are meant to highlight your ongoing costs only and do not reflect any transactional costs. The “Expenses Paid During Period” line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. As noted above, the Funds do not charge its shareholders transaction-based fees; however, other funds to which the Funds are compared may charge such fees. If transactional-based fees were included in the 5% hypothetical example above, the overall costs of investing would be higher.
78   PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2024

Investment Adviser
PFM Asset Management LLC
213 Market Street
Harrisburg, Pennsylvania 17101
Distributor
PFM Fund Distributors, Inc.
213 Market Street
Harrisburg, Pennsylvania 17101
Custodian
U.S. Bank, National Association
425 Walnut Street
Cincinnati, Ohio 45202
Administrator & Transfer Agent
U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, Wisconsin 53202
Independent Registered Public Accounting Firm
Ernst & Young LLP
2005 Market Street, Suite 700
Philadelphia, Pennsylvania 19103
Legal Counsel
Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, Pennsylvania 19103
PFM Multi-Manager Series Trust
213 Market Street
Harrisburg, Pennsylvania 17101
1.833.736.6678

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not applicable to the Registrant.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s Board, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Not applicable for semi-annual reports.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Not applicable to open-end investment companies.

(4) Change in the Registrant’s independent public accountant. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: PFM Multi-Manager Series Trust

By:	/s/ Valentine James Link, Jr.
Valentine James Link, Jr.
President (Principal Executive Officer)

Date:	June 4, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Valentine James Link, Jr.
Valentine James Link, Jr.
President (Principal Executive Officer)

Date:	June 4, 2024

By:	/s/ Daniel Hess
Daniel Hess
Treasurer (Principal Financial Officer)

Date:	June 4, 2024